      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017.

                                                            FILE NOS. 333-185795
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 5                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 5                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367

      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2017 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- ------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    II A-Class Platinum Series Variable
                                                                                    Annuity; Purchasing a Polaris II
                                                                                    A-Class Platinum Series Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris II A-Class Platinum Series
                                                                                    Variable Annuity; Purchasing a Polaris II
                                                                                    A-Class Platinum Series Variable Annuity;
                                                                                    Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris II A-Class Platinum
                                                                                    Series Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.



                    ITEM NUMBER
                    IN FORM N-4                                      CAPTION
--------------------------------------------------- -----------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris II A-Class Platinum Series
                                                     Variable Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris II A-Class Platinum
                                                     Series Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                   [POLARIS II A-CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS


                                  MAY 1, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

This contract is no longer available for sale to new contract owners.



UNDERLYING FUNDS:                                          MANAGED BY:
  Aggressive Growth                                        Wells Capital Management Incorporated
  American Funds Asset Allocation                          Capital Research and Management Company
  American Funds Global Growth                             Capital Research and Management Company
  American Funds Growth-Income                             Capital Research and Management Company
  American Funds Growth                                    Capital Research and Management Company
  Asset Allocation                                         Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         Massachusetts Financial Services Company
  Capital Appreciation                                     Wellington Management Company LLP
  Capital Growth                                           The Boston Company Asset Management, LLC
  Corporate Bond                                           Federated Investment Management Company
  "Dogs" of Wall Street                                    SunAmerica Asset Management, LLC
  Emerging Markets                                         J.P. Morgan Investment Management Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                 Franklin Advisers, Inc.
  Fundamental Growth                                       Wells Capital Management Incorporated
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company LLP
  Growth                                                   Wellington Management Company LLP
  Growth-Income                                            J.P. Morgan Investment Management Inc.
  Growth Opportunities                                     Invesco Advisers, Inc.
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management, Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock                                Lord, Abbett & Co. LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              FIAM LLC
  Real Return                                              Wellington Management Company LLP
  SA AB Growth                                             AllianceBernstein L.P.
  SA Janus Focused Growth(1)                               Janus Capital Management, LLC(1)
  SA JPMorgan MFS Core Bond                                J.P. Morgan Investment Management Inc. and
                                                           Massachusetts Financial Services Company
  SA Legg Mason BW Large Cap Value                         Brandywine Global Investment Management, LLC
  SA MFS Massachusetts Investors Trust                     Massachusetts Financial Services Company
  SA MFS Total Return                                      Massachusetts Financial Services Company
  Small & Mid Cap Value                                    AllianceBernstein L.P.
  Small Company Value                                      Franklin Advisory Services, LLC
  Technology                                               Columbia Management Investment Advisers, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:              MANAGED BY:
  Telecom Utility              Massachusetts Financial Services Company
  Ultra Short Bond Portfolio   Dimensional Fund Advisors LP



1 On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA
  Janus Focused Growth Portfolio and the investment manager changed from Marsico Capital Management, LLC to Janus Capital Management, LLC.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   5
      Maximum Owner Transaction Expenses....................   5
      Maximum Sales Charge..................................   5
      Maximum Withdrawal Charges............................   5
      Contract Maintenance Fee..............................   5
      Separate Account Charges..............................   5
      Additional Optional Feature Fees......................   5
        Optional MarketLock Income Plus Fee.................   5
        Optional MarketLock For Life Plus Fee...............   5
        Optional MarketLock Fee.............................   5
      Total Annual Portfolio Operating Expenses.............   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   7
THE POLARISII A-CLASS PLATINUM SERIES
  VARIABLE ANNUITY..........................................   8
PURCHASING A POLARISII A-CLASS PLATINUM
  SERIES VARIABLE ANNUITY...................................   8
      Allocation of Purchase Payments.......................   9
      Accumulation Units....................................  10
      Right to Examine......................................  10
      Exchange Offers.......................................  11
      Important Information for Military Servicemembers.....  11
INVESTMENT OPTIONS..........................................  11
      Variable Portfolios...................................  11
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  11
        American Funds Insurance Series.....................  12
        Franklin Templeton Variable Insurance Products
           Trust............................................  12
        Lord Abbett Series Fund, Inc........................  12
        Anchor Series Trust.................................  12
        Seasons Series Trust................................  12
        SunAmerica Series Trust.............................  12
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  14
      Fixed Accounts........................................  14
      Dollar Cost Averaging Fixed Accounts..................  14
      Dollar Cost Averaging Program.........................  15
      Transfers During the Accumulation Phase...............  15
      Automatic Asset Rebalancing Program...................  18
      Voting Rights.........................................  18
ACCESS TO YOUR MONEY........................................  18
      Systematic Withdrawal Program.........................  19
      Minimum Contract Value................................  19
      Qualified Contract Owners.............................  19
OPTIONAL LIVING BENEFITS....................................  19
      MarketLock Income Plus................................  19
      MarketLock for Life Plus..............................  26
      MarketLock............................................  33
MARKETLOCK EXTENSION PARAMETERS.............................  37
MARKETLOCK INCOME PLUS EXTENSION
  PARAMETERS................................................  38
DEATH BENEFITS..............................................  39
      Death Benefit Defined Terms...........................  40
      Spousal Continuation..................................  41
EXPENSES....................................................  41
      Separate Account Charges..............................  41
      Sales Charge..........................................  42
      Underlying Fund Expenses..............................  43
      Contract Maintenance Fee..............................  43
      Transfer Fee..........................................  44
      Optional MarketLock Income Plus Fee...................  44
      Optional MarketLock For Life Plus Fee.................  44
      Optional MarketLock Fee...............................  44
      Premium Tax...........................................  45
      Income Taxes..........................................  45
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  45


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  45
ANNUITY INCOME OPTIONS......................................  46
      The Income Phase......................................  46
      Annuity Income Options................................  47
      Fixed or Variable Annuity Income Payments.............  48
      Annuity Income Payments...............................  48
      Transfers During the Income Phase.....................  48
      Deferment of Payments.................................  48
TAXES.......................................................  48
      Annuity Contracts in General..........................  49
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  49
      Tax Treatment of Distributions - Qualified Contracts..  50
      Required Minimum Distributions........................  51
      Tax Treatment of Death Benefits.......................  51
      Tax Treatment of Optional Living Benefits.............  51
      Contracts Owned by a Trust or Corporation.............  52
      Foreign Account Tax Compliance ("FATCA")..............  52
      Other Withholding Tax.................................  52
      Gifts, Pledges and/or Assignments of a Contract.......  52
      Diversification and Investor Control..................  52
OTHER INFORMATION...........................................  53
      The Distributor.......................................  53
      The Company...........................................  53
      The Separate Account..................................  54
      The General Account...................................  54
      Financial Statements..................................  54
      Administration........................................  55
      Legal Proceedings.....................................  55
      Registration Statements...............................  55
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  56
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - THE GUARANTEE FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 29, 2006......................... B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... C-1
APPENDIX D - LIVING BENEFIT PROVISIONS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2008..................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. E-1
APPENDIX F - OPTIONAL DEATH BENEFITS AND
  SPOUSAL CONTINUATION DEATH BENEFITS
  FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009................. F-1
APPENDIX G - SALES CHARGE AND RIGHTS OF
  ACCUMULATION FOR CONTRACTS ISSUED
  PRIOR TO NOVEMBER 9, 2009................................. G-1
APPENDIX H - EXAMPLE OF SALES CHARGE
  CALCULATION FOR CONTRACTS
  ISSUED ON OR AFTER NOVEMBER 9, 2009....................... H-1
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND SAMPLE PORTFOLIOS FOR
  CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017................ I-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.


CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The PolarisII A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARISIIA-CLASS PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM SALES CHARGE
(as a percentage of each Gross Purchase Payment)(1)..... 5.75%



MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Gross Purchase Payment)(2)..... 0.50%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(3)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(4)........ $35 per year

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee.......................... 0.85%
  Optional EstatePlus Fee5...................... 0.25%
                                                 ----
     Total Separate Account Annual Expenses..... 1.10%
                                                 ====


ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.85%
  For Two Covered Persons.....      1.10%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.75%
  For Two Covered Persons.....      1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.50%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2016)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.54%        1.51%



FOOTNOTES TO THE FEE TABLE:

 1 Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE
   SEE EXPENSES SECTION BELOW.


                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED                PERCENTAGE OF GROSS
IN SALES CHARGE SECTION)                  PURCHASE PAYMENT INVESTED
---------------------------------------- --------------------------
  Less than $50,000.....................           5.75%
  $50,000 but less than $100,000........           4.75%
  $100,000 but less than $250,000.......           3.50%
  $250,000 but less than $500,000.......           2.50%
  $500,000 but less than $1,000,000.....           2.00%
  $1,000,000 or more....................           0.50%

 2 A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.

 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

 4 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

                                       5

 5 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.

 6 MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus, PLEASE SEE APPENDIX D for the fee applicable to this feature. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock Income Plus or MarketLock For Life Plus which are no longer being offered.

 7 MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock which is no longer being offered.


 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2017. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.10% of its fee and the fee is 1.41% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.41%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of American Funds Insurance Series as of its fiscal year ended
   December 13, 2016.



                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% including the EstatePlus feature, the optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.51%*)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $922     $1,649      $2,395      $4,341


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $922     $1,649      $2,395      $4,341



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.54%)



(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $713     $1,004      $1,317      $2,200

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $713     $1,004      $1,317      $2,200


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. You may have elected certain optional benefits that are no longer being offered to new contract owners. Please see Appendix D and Appendix F for details about those benefits, including applicable fees.


* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.10% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       7

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARISII A-CLASS PLATINUM SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARISII A-CLASS PLATINUM

                            SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                                 MINIMUM
                                               MINIMUM          AUTOMATIC
                       MINIMUM INITIAL       SUBSEQUENT         SUBSEQUENT
                        GROSS PURCHASE     GROSS PURCHASE     GROSS PURCHASE
                           PAYMENT             PAYMENT           PAYMENT
      Qualified       $2,000              $250               $100
    Non-Qualified     $5,000              $500               $100

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.


We reserve the right to refuse any Gross Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Gross Purchase Payment. Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


                                       8



Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.


                                       9



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Gross Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar


                                       10




portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


                                       11



     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series ("AFIS").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       12




UNDERLYING FUNDS                               MANAGED BY:                                        TRUST    ASSET CLASS
--------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                              Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation                Capital Research and Management Company          AFIS       ASSET ALLOCATION
American Funds Global Growth                   Capital Research and Management Company          AFIS       STOCK
American Funds Growth-Income                   Capital Research and Management Company          AFIS       STOCK
American Funds Growth                          Capital Research and Management Company          AFIS       STOCK
Asset Allocation                               Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Balanced                                       J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                               Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                           Wellington Management Company LLP                AST        STOCK
Capital Growth                                 The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                 Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                         SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                               J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                           OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                  Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund    Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                       Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                             Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                    Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                J.P. Morgan Investment Management Inc.           SAST       STOCK
Government and Quality Bond                    Wellington Management Company LLP                AST        BOND
Growth                                         Wellington Management Company LLP                AST        STOCK
Growth-Income                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                           Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                PineBridge Investments LLC                       SAST       BOND
International Diversified Equities             Morgan Stanley Investment Management, Inc.       SAST       STOCK
International Growth and Income                Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,          Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II          Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,           Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                  Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Mid Cap Stock                      Lord, Abbett & Co. LLC                           LASF       STOCK
Mid-Cap Growth                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                              Wellington Management Company LLP                AST        STOCK
Real Estate                                    FIAM LLC                                         SAST       STOCK
Real Return                                    Wellington Management Company LLP                SST        BOND
SA AB Growth                                   AllianceBernstein L.P.                           SAST       STOCK
SA Janus Focused Growth                        Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan MFS Core Bond                      J.P. Morgan Investment Management Inc. and       SAST       BOND
                                               Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value               Brandywine Global Investment Management, LLC     SAST       STOCK
SA MFS Massachusetts Investors Trust*          Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                           Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
Small & Mid Cap Value                          AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                            Franklin Advisory Services, LLC                  SAST       STOCK
Technology                                     Columbia Management Investment Advisers, LLC     SAST       STOCK
Telecom Utility                                Massachusetts Financial Services Company         SAST       STOCK
Ultra Short Bond Portfolio                     Dimensional Fund Advisors LP                     SAST       BOND


* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       13




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.



FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated


                                       14



to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Gross Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus,


                                       15



we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your


                                       16



transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the



                                       17




Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you


                                       18



provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.


Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the living benefits described below are available for election.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


MARKETLOCK INCOME PLUS


What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular


                                       19



circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              45          80
         Joint Owners
    (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.


                                       20



What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday         5% of Income Base

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON AT         MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday         5% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.


Are there investment requirements if I elect MarketLock Income Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of three ways:

     1.   Invest 100% in the Ultra Short Bond Portfolio


     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund and SA MFS Total Return

* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


** Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.


                                       21



How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year. We will not accept subsequent Gross Purchase Payments after the 5th contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

The maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On


                                       22



each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the Benefit Year anniversary was greater than your Income Base on the Benefit Year anniversary.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.

How do increases and decreases in the Income Base Impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than or equal to the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.


                                       23



Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


        NUMBER OF
     COVERED PERSONS            ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us no later than 30 days after the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We


                                       24



guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" ABOVE. In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.


                                       25



What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.


Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK INCOME PLUS BE CANCELLED?"


MARKETLOCK FOR LIFE PLUS

IF YOUR CONTRACT WAS ISSUED WITH AN OPTIONAL LIVING BENEFIT PRIOR TO MAY 1, 2008, PLEASE SEE APPENDIX D FOR DETAILS REGARDING CERTAIN DIFFERENCES TO THE LIVING BENEFIT PROVISIONS FROM THOSE DESCRIBED BELOW.


What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest Anniversary Value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature


                                       26



guarantees that only certain Gross Purchase Payments received in the contract's first five years are included in the Income Base.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.


IF YOU ELECTED ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              45          80
         Joint Owners
    (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW FOR DETAILS.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal


                                       27



Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


                                                  MAXIMUM ANNUAL
     AGE OF THE COVERED PERSON AT TIME OF           WITHDRAWAL
               FIRST WITHDRAWAL                     PERCENTAGE
  At least age 45 but prior to 60th Birthday    4% of Income Base
  At least age 60 but prior to 76th Birthday    5% of Income Base
              On or after 76th Birthday         6% of Income Base

TWO COVERED PERSONS
If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
                 OR SURVIVING                     MAXIMUM ANNUAL
              COVERED PERSON AT                     WITHDRAWAL
           TIME OF FIRST WITHDRAWAL                 PERCENTAGE
  At least age 45 but prior to 60th Birthday    4% of Income Base
  At least age 60 but prior to 76th Birthday    5% of Income Base
              On or after 76th Birthday         6% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given contract year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a contract year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus? As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS
You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:
     1.   Invest 100% in the Ultra Short Bond Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund and SA MFS Total Return

* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


** Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


     4. Invest in accordance with the requirements outlined in the table below:



  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT             AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 20%     Corporate Bond
  Cash           Maximum 100%     Global Bond
  and Fixed                       Government & Quality Bond
  Accounts                        Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)
 B. Equity        Minimum 0%      Aggressive Growth
  Maximum         Maximum 80%     American Funds Asset Allocation
                                  American Funds Global Growth
                                  American Funds Growth
                                  American Funds Growth-Income
                                  Asset Allocation
                                  Balanced
                                  Blue Chip Growth
                                  Capital Appreciation
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Franklin Income VIP Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  Lord Abbett Mid Cap Stock
                                  SA AB Growth
                                  SA Janus Focused Growth
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  Telecom Utility
 C. Limited       Minimum 0%      Capital Growth
  Equity          Maximum 20%     Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly


                                       28



rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Gross Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.


How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. We will not accept subsequent Gross Purchase Payments after the 5th contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 Value without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus the Income Credit, if applicable, during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE"CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

            (a)        is the current Income Base; and

            (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.


                                       29



     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

            (a) the Income Base calculated based on the maximum Anniversary Value; and

            (b)        the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on contract year anniversaries as described above. However eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the contract year anniversary was greater than your Income Base on the contract year anniversary.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Base and Income Credit Base are decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.75% of Income Base
 For Two Covered Persons    1.00% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum


                                       30



Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains and the feature terminates.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?" ABOVE. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.


                                       31



What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.


What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.


Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender or termination of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.


                                       32



Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?"


MARKETLOCK


What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE INVESTMENT REQUIREMENTS APPLICABLE TO MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS, DISCUSSED ABOVE, ARE NOT APPLICABLE TO MARKETLOCK.


When and how can I elect MarketLock?

You may have elected MarketLock at the time of contract issue and if you were age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.


How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.


                                       33



MARKETLOCK SUMMARY TABLE:


                                                MAXIMUM          INITIAL
                                                 ANNUAL          MINIMUM
                                               WITHDRAWAL       WITHDRAWAL
         TIME OF FIRST WITHDRAWAL             PERCENTAGE*         PERIOD
   Before 7th Benefit Year anniversary            5%            20 years
 On or after 7th Benefit Year anniversary         7%          14.28 years**
                                                               Life of the
   On or after the older contract owner's                    older contract
              65th birthday***                    5%              owner

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year; no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 2nd contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period of time over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal


                                       34



Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.


What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated as a percentage of the MAV Benefit Base and deducted quarterly from your contract value starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.


What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when your first withdrawal was taken and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.


                                       35



The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

            If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal; or

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.


MINIMUM WITHDRAWAL PERIOD:

On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawals),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any option mutually agreeable between you and us.


What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner


                                       36



extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only one more time. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        MARKETLOCK EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 1, 2006 AND MAY 31, 2009 and you elected the MARKETLOCK living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional seven years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take


                                       37



the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2006 and May 31, 2009 are detailed below. The MAV Evaluation Period may be extended for an additional 7 year period.


What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.50%            0.75%

As a reminder, you also have the option to cancel your MarketLock living benefit on your seventh contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  MARKETLOCK INCOME PLUS EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "MLIP Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the MLIP Extension.

If you do not wish to elect the MLIP Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the MLIP Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at purchase, PLEASE SEE THE MARKETLOCK INCOME PLUS SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the MLIP Extension?

To elect the MLIP Extension, you must complete the Election Form you will receive. The terms of the MLIP Extension for contract purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.


What is the fee if I elect the MLIP Extension?

If you elect the MLIP Extension, the fee for the living benefit will be increased by 0.25% as follows:


    NUMBER OF            CURRENT        ANNUALIZED FEE
 COVERED PERSONS     ANNUALIZED FEE     AFTER EXTENSION
        One              0.85%              1.10%
        Two              1.10%              1.35%

What are the investment requirements if I elect the MLIP Extension?

If you elect the MLIP Extension, you must allocate your assets in accordance with one of the following options:



 Option 1     100% in one of the following:
              Allocation A*
              Allocation B*
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models in the POLARIS
              PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS
              FOR CONTRACTS ISSUED PRIOR TO
              FEBRUARY 6, 2017 APPENDIX.
 Option 2     100% to one or more of the following portfolios:
              American Funds Asset Allocation
              Asset Allocation
              Balanced
              Franklin Income VIP Fund
              SA MFS Total Return
              Ultra Short Bond


As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.


                                       38

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the a money market or similar portfolio, or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.



EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.

There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features,


                                       39



including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.


OTHER BENEFICIARY CONTINUATION OPTIONS

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS

The term "Withdrawal Adjustment" is used, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE FEATURES. Currently, the optional Purchase Payment Accumulation and the optional EstatePlus death benefits are not available for election.


DEATH BENEFIT

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawal since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Gross Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or


                                       40



     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   The lesser of:



          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.



SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Gross Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit


                                       41



may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


SALES CHARGE

A sales charge is deducted from all initial and subsequent Gross Purchase Payments you make to your contract. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Variable Portfolio and/or available Fixed Account option. The sales charge equals a percentage of each Gross Purchase Payment and is based on your investment amount at the time each Gross Purchase Payment is received by us, according to the schedule below. We call the investment levels in the schedule below "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. PLEASE SEE EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 9, 2009 IN APPENDIX H.

Your investment amount is determined on the day we receive a Gross Purchase Payment. Your initial investment amount is equal to your initial Gross Purchase Payment. Thereafter, your investment amount is equal to the sum of:

     (1)    The subsequent Gross Purchase Payment when received by us; and,

     (2)    The greater of:

            (a) The contract value on the date that subsequent Gross Purchase Payment is received, or;

            (b) The sum of all previous Gross Purchase Payments made into the contract less any withdrawals.


SALES CHARGE SCHEDULE


                          MAXIMUM SALES CHARGE
                           AS A PERCENTAGE OF
TOTAL INVESTMENT             GROSS PURCHASE
AMOUNT RECEIVED             PAYMENT INVESTED
 Less than $50,000                      5.75%
  $ 50,000-$99,999                      4.75%
 $100,000-$249,999                      3.50%
 $250,000-$499,999                      2.50%
 $500,000-$999,999                      2.00%
 $1,000,000 and over*                   0.50%

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more investment amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We recommend that you submit each Gross Purchase Payment through your broker-dealer in order to guarantee that your investment amount is calculated as defined above. If you choose to submit your Gross Purchase Payment directly to us, we recommend that you call our Annuity Service Center and/or review your financial confirmation to ensure that the appropriate sales charge was applied.

IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 9, 2009, PLEASE SEE SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 9, 2009 IN APPENDIX G.

We reserve the right to modify, suspend, or terminate this program at any time.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.


     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must notify us on the application and the appropriate form, if applicable that is submitted to us. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we


                                       42



will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate the Letter of Intent provision at any time.


PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).

When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Gross Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted


                                       43



proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the contract issue date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.75% of Income Base
 For Two Covered Persons     1.00% of Income Base

If you purchased your contract prior to May 1, 2008, please see Appendix D for the fee applicable to this feature.


OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be calculated as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


                                                      ANNUALIZED FEE
 All years in which the feature is in effect    0.50% of MAV Benefit Base

                                       44



PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing


                                       45




arrangements in 2016 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


                                       46



WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain


                                       47



annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.


If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE


                                       48



APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.


Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


                                       49



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options,


                                       50



lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


                                       51



CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the


                                       52



owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.



                                       53



THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX B FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix B for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each


                                       54



person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 21, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


                                       55

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       56

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                           FISCAL           FISCAL
                                                         INCEPTION          YEAR             YEAR
                                                             TO             ENDED            ENDED
VARIABLE PORTFOLIOS                                       4/30/07          4/30/08          4/30/09
===================================================== =============== ================ ================
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$10.449      (a)$11.840       (a)$9.591
                                                      (b)$10.327      (b)$11.674       (b)$9.452
 Ending AUV.......................................... (a)$11.840      (a)$9.591        (a)$5.207
                                                      (b)$11.674      (b)$9.452        (b)$5.127
 Ending Number of
   AUs............................................... (a)26,652       (a)54,248        (a)61,895
                                                      (b)548          (b)548           (b)548

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$15.710      (a)$17.305       (a)$16.787
                                                      (b)$15.581      (b)$17.120       (b)$16.566
 Ending AUV.......................................... (a)$17.305      (a)$16.787       (a)$12.412
                                                      (b)$17.120      (b)$16.566       (b)$12.218
 Ending Number of
   AUs............................................... (a)3,348,786    (a)9,514,179     (a)12,936,037
                                                      (b)76,725       (b)171,524       (b)202,418

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$20.632      (a)$23.856       (a)$24.374
                                                      (b)$20.461      (b)$23.599       (b)$24.051
 Ending AUV.......................................... (a)$23.856      (a)$24.374       (a)$16.058
                                                      (b)$23.599      (b)$24.051       (b)$15.806
 Ending Number of
   AUs............................................... (a)2,905,057    (a)6,670,604     (a)8,676,054
                                                      (b)69,495       (b)116,071       (b)133,695

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$20.073      (a)$21.888       (a)$21.938
                                                      (b)$19.901      (b)$21.647       (b)$21.642
 Ending AUV.......................................... (a)$21.888      (a)$21.938       (a)$13.684
                                                      (b)$21.647      (b)$21.642       (b)$13.467
 Ending Number of
   AUs............................................... (a)2,028,654    (a)4,738,967     (a)6,505,924
                                                      (b)51,732       (b)93,118        (b)90,719

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$17.274      (a)$19.636       (a)$18.613
                                                      (b)$17.112      (b)$19.403       (b)$18.346
 Ending AUV.......................................... (a)$19.636      (a)$18.613       (a)$12.268
                                                      (b)$19.403      (b)$18.346       (b)$12.062
 Ending Number of
   AUs............................................... (a)4,591,772    (a)10,943,193    (a)13,932,499
                                                      (b)101,103      (b)180,363       (b)181,322

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$12.974      (a)$14.394       (a)$14.370
                                                      (b)$12.813      (b)$14.172       (b)$14.114
 Ending AUV.......................................... (a)$14.394      (a)$14.370       (a)$11.218
                                                      (b)$14.172      (b)$14.114       (b)$10.991
 Ending Number of
   AUs............................................... (a)102,264      (a)262,850       (a)306,441
                                                      (b)1,172        (b)3,098         (b)5,211

------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$9.069       (a)$10.153       (a)$9.740
                                                      (b)$8.954       (b)$9.973        (b)$9.514
 Ending AUV.......................................... (a)$10.153      (a)$9.740        (a)$7.482
                                                      (b)$9.973       (b)$9.514        (b)$7.284
 Ending Number of
   AUs............................................... (a)72,720       (a)157,572       (a)263,947
                                                      (b)32           (b)32            (b)2,259

------------------------------------------------------



                                                           FISCAL                            FISCAL           FISCAL
                                                            YEAR           8 MONTHS           YEAR             YEAR
                                                            ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                        4/30/10         12/31/10*        12/31/11         12/31/12
===================================================== ================ ================ ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$5.207        (a)$7.740        (a)$8.325        (a)$8.071
                                                      (b)$5.127        (b)$7.616        (b)$8.183        (b)$7.925
 Ending AUV.......................................... (a)$7.740        (a)$8.325        (a)$8.071        (a)$9.277
                                                      (b)$7.616        (b)$8.183        (b)$7.925        (b)$9.087
 Ending Number of
   AUs............................................... (a)67,246        (a)50,489        (a)39,725        (a)39,266
                                                      (b)2,340         (b)548           (b)548           (b)548

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$12.412       (a)$15.640       (a)$16.764       (a)$16.837
                                                      (b)$12.218       (b)$15.357       (b)$16.433       (b)$16.464
 Ending AUV.......................................... (a)$15.640       (a)$16.764       (a)$16.837       (a)$19.397
                                                      (b)$15.357       (b)$16.433       (b)$16.464       (b)$18.920
 Ending Number of
   AUs............................................... (a)12,198,747    (a)11,346,101    (a)9,908,980     (a)8,547,201
                                                      (b)184,255       (b)167,132       (b)150,599       (b)122,362

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$16.058       (a)$22.164       (a)$24.316       (a)$21.968
                                                      (b)$15.806       (b)$21.761       (b)$23.834       (b)$21.479
 Ending AUV.......................................... (a)$22.164       (a)$24.316       (a)$21.968       (a)$26.696
                                                      (b)$21.761       (b)$23.834       (b)$21.479       (b)$26.036
 Ending Number of
   AUs............................................... (a)8,135,364     (a)7,569,322     (a)6,808,373     (a)5,654,983
                                                      (b)122,640       (b)116,069       (b)104,031       (b)83,741

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$13.684       (a)$18.985       (a)$20.908       (a)$19.845
                                                      (b)$13.467       (b)$18.636       (b)$20.489       (b)$19.398
 Ending AUV.......................................... (a)$18.985       (a)$20.908       (a)$19.845       (a)$23.196
                                                      (b)$18.636       (b)$20.489       (b)$19.398       (b)$22.618
 Ending Number of
   AUs............................................... (a)6,169,175     (a)5,678,306     (a)5,005,475     (a)4,202,694
                                                      (b)93,343        (b)87,329        (b)79,384        (b)63,982

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$12.268       (a)$16.452       (a)$17.328       (a)$16.867
                                                      (b)$12.062       (b)$16.135       (b)$16.966       (b)$16.473
 Ending AUV.......................................... (a)$16.452       (a)$17.328       (a)$16.867       (a)$19.648
                                                      (b)$16.135       (b)$16.966       (b)$16.473       (b)$19.141
 Ending Number of
   AUs............................................... (a)13,297,931    (a)12,409,667    (a)10,783,993    (a)9,060,462
                                                      (b)168,887       (b)157,423       (b)137,060       (b)111,960

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$11.218       (a)$14.345       (a)$15.322       (a)$15.295
                                                      (b)$10.991       (b)$14.020       (b)$14.950       (b)$14.886
 Ending AUV.......................................... (a)$14.345       (a)$15.322       (a)$15.295       (a)$16.935
                                                      (b)$14.020       (b)$14.950       (b)$14.886       (b)$16.440
 Ending Number of
   AUs............................................... (a)289,041       (a)300,106       (a)307,308       (a)273,068
                                                      (b)9,708         (b)9,547         (b)10,381        (b)10,126

------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$7.482        (a)$9.597        (a)$10.103       (a)$10.220
                                                      (b)$7.284        (b)$9.319        (b)$9.793        (b)$9.881
 Ending AUV.......................................... (a)$9.597        (a)$10.103       (a)$10.220       (a)$11.435
                                                      (b)$9.319        (b)$9.793        (b)$9.881        (b)$11.028
 Ending Number of
   AUs............................................... (a)316,261       (a)331,116       (a)325,995       (a)299,487
                                                      (b)3,508         (b)2,257         (b)4,616         (b)4,586

------------------------------------------------------



                                                           FISCAL          FISCAL          FISCAL         FISCAL
                                                            YEAR            YEAR            YEAR           YEAR
                                                           ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                       12/31/13        12/31/14        12/31/15       12/31/16
===================================================== =============== =============== =============== ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$9.277       (a)$13.117      (a)$13.045      (a)$12.749
                                                      (b)$9.087       (b)$12.816      (b)$12.714      (b)$12.395
 Ending AUV.......................................... (a)$13.117      (a)$13.045      (a)$12.749      (a)$13.540
                                                      (b)$12.816      (b)$12.714      (b)$12.395      (b)$13.131
 Ending Number of
   AUs............................................... (a)57,800       (a)47,887       (a)48,477       (a)43,925
                                                      (b)521          (b)1,129        (b)1,129        (b)1,129

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$19.397      (a)$23.791      (a)$24.862      (a)$24.997
                                                      (b)$18.920      (b)$23.147      (b)$24.130      (b)$24.199
 Ending AUV.......................................... (a)$23.791      (a)$24.862      (a)$24.997      (a)$27.118
                                                      (b)$23.147      (b)$24.130      (b)$24.199      (b)$26.188
 Ending Number of
   AUs............................................... (a)9,074,624    (a)8,955,170    (a)8,163,828    (a)7,579,245
                                                      (b)149,563      (b)154,806      (b)148,261      (b)143,449

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$26.696      (a)$34.195      (a)$34.690      (a)$36.783
                                                      (b)$26.036      (b)$33.267      (b)$33.664      (b)$35.606
 Ending AUV.......................................... (a)$34.195      (a)$34.690      (a)$36.783      (a)$36.699
                                                      (b)$33.267      (b)$33.664      (b)$35.606      (b)$35.436
 Ending Number of
   AUs............................................... (a)4,694,539    (a)4,171,345    (a)3,702,559    (a)3,451,228
                                                      (b)73,390       (b)62,262       (b)58,934       (b)53,996

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$23.196      (a)$29.925      (a)$32.197      (a)$34.113
                                                      (b)$22.618      (b)$29.106      (b)$31.238      (b)$33.015
 Ending AUV.......................................... (a)$29.925      (a)$32.197      (a)$34.113      (a)$37.035
                                                      (b)$29.106      (b)$31.238      (b)$33.015      (b)$35.753
 Ending Number of
   AUs............................................... (a)3,430,117    (a)2,998,114    (a)2,686,691    (a)2,467,231
                                                      (b)56,713       (b)45,696       (b)44,738       (b)39,427

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$19.648      (a)$26.009      (a)$28.532      (a)$28.702
                                                      (b)$19.141      (b)$25.276      (b)$27.658      (b)$27.753
 Ending AUV.......................................... (a)$26.009      (a)$28.532      (a)$28.702      (a)$31.738
                                                      (b)$25.276      (b)$27.658      (b)$27.753      (b)$30.613
 Ending Number of
   AUs............................................... (a)7,446,014    (a)6,452,365    (a)5,850,131    (a)5,271,051
                                                      (b)99,087       (b)83,920       (b)78,141       (b)65,797

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$16.935      (a)$19.746      (a)$20.987      (a)$20.399
                                                      (b)$16.440      (b)$19.122      (b)$20.273      (b)$19.656
 Ending AUV.......................................... (a)$19.746      (a)$20.987      (a)$20.399      (a)$22.351
                                                      (b)$19.122      (b)$20.273      (b)$19.656      (b)$21.483
 Ending Number of
   AUs............................................... (a)511,239      (a)536,254      (a)527,035      (a)494,468
                                                      (b)6,957        (b)8,346        (b)8,294        (b)8,213

------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$11.435      (a)$13.514      (a)$14.895      (a)$14.737
                                                      (b)$11.028      (b)$13.000      (b)$14.294      (b)$14.106
 Ending AUV.......................................... (a)$13.514      (a)$14.895      (a)$14.737      (a)$15.620
                                                      (b)$13.000      (b)$14.294      (b)$14.106      (b)$14.915
 Ending Number of
   AUs............................................... (a)783,443      (a)761,596      (a)736,281      (a)795,281
                                                      (b)0            (b)2,155        (b)2,131        (b)2,146

------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-1



                                                                  FISCAL            FISCAL
                                                INCEPTION          YEAR              YEAR
                                                   TO              ENDED            ENDED
VARIABLE PORTFOLIOS                              4/30/07          4/30/08          4/30/09
=========================================== ================ ================ =================
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$5.863        (a)$6.472        (a)$6.443
                                            (b)$5.786        (b)$6.359        (b)$6.307
 Ending AUV................................ (a)$6.472        (a)$6.443        (a)$4.411
                                            (b)$6.359        (b)$6.307        (b)$4.292
 Ending Number of
   AUs..................................... (a)31,483        (a)114,787       (a)199,824
                                            (b)49            (b)49            (b)49

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$13.557       (a)$14.888       (a)$16.168
                                            (b)$13.370       (b)$14.644       (b)$15.864
 Ending AUV................................ (a)$14.888       (a)$16.168       (a)$10.547
                                            (b)$14.644       (b)$15.864       (b)$10.323
 Ending Number of
   AUs..................................... (a)2,999,950     (a)6,695,403     (a)8,758,997
                                            (b)85,302        (b)150,056       (b)169,672

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$7.644        (a)$8.771        (a)$8.916
                                            (b)$7.546        (b)$8.631        (b)$8.751
 Ending AUV................................ (a)$8.771        (a)$8.916        (a)$5.523
                                            (b)$8.631        (b)$8.751        (b)$5.407
 Ending Number of
   AUs..................................... (a)106,683       (a)310,147       (a)534,035
                                            (b)4,971         (b)5,571         (b)8,186

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$14.000       (a)$15.076       (a)$15.571
                                            (b)$13.814       (b)$14.837       (b)$15.286
 Ending AUV................................ (a)$15.076       (a)$15.571       (a)$15.045
                                            (b)$14.837       (b)$15.286       (b)$14.733
 Ending Number of
   AUs..................................... (a)2,689,317     (a)7,436,341     (a)10,135,061
                                            (b)47,723        (b)110,217       (b)152,505

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$13.544       (a)$15.874       (a)$14.814
                                            (b)$13.396       (b)$15.627       (b)$14.547
 Ending AUV................................ (a)$15.874       (a)$14.814       (a)$10.130
                                            (b)$15.627       (b)$14.547       (b)$9.923
 Ending Number of
   AUs..................................... (a)14,734        (a)55,858        (a)56,776
                                            (b)672           (b)2,899         (b)2,177

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$22.367       (a)$25.986       (a)$31.359
                                            (b)$22.117       (b)$25.632       (b)$30.855
 Ending AUV................................ (a)$25.986       (a)$31.359       (a)$16.723
                                            (b)$25.632       (b)$30.855       (b)$16.413
 Ending Number of
   AUs..................................... (a)74,785        (a)183,089       (a)440,121
                                            (b)3,392         (b)4,153         (b)5,163

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$12.055       (a)$13.513       (a)$12.451
                                            (b)$11.901       (b)$13.306       (b)$12.230
 Ending AUV................................ (a)$13.513       (a)$12.451       (a)$8.450
                                            (b)$13.306       (b)$12.230       (b)$8.279
 Ending Number of
   AUs..................................... (a)41,759        (a)73,037        (a)81,008
                                            (b)2,633         (b)4,669         (b)5,140

--------------------------------------------



                                                 FISCAL                            FISCAL           FISCAL           FISCAL
                                                  YEAR           8 MONTHS           YEAR             YEAR             YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                              4/30/10         12/31/10*        12/31/11         12/31/12         12/31/13
=========================================== ================ ================ ================ ================ ================
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$4.411        (a)$5.857        (a)$6.261        (a)$5.846        (a)$6.451
                                            (b)$4.292        (b)$5.680        (b)$6.065        (b)$5.652        (b)$6.221
 Ending AUV................................ (a)$5.857        (a)$6.261        (a)$5.846        (a)$6.451        (a)$8.549
                                            (b)$5.680        (b)$6.065        (b)$5.652        (b)$6.221        (b)$8.224
 Ending Number of
   AUs..................................... (a)219,496       (a)248,706       (a)241,176       (a)233,535       (a)172,151
                                            (b)898           (b)902           (b)922           (b)943           (b)823

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$10.547       (a)$15.245       (a)$17.236       (a)$15.846       (a)$19.418
                                            (b)$10.323       (b)$14.884       (b)$16.799       (b)$15.406       (b)$18.831
 Ending AUV................................ (a)$15.245       (a)$17.236       (a)$15.846       (a)$19.418       (a)$26.086
                                            (b)$14.884       (b)$16.799       (b)$15.406       (b)$18.831       (b)$25.235
 Ending Number of
   AUs..................................... (a)8,115,186     (a)7,324,423     (a)6,392,822     (a)5,167,574     (a)4,494,278
                                            (b)157,025       (b)133,988       (b)124,318       (b)88,249        (b)76,538

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$5.523        (a)$7.354        (a)$7.784        (a)$7.598        (a)$8.561
                                            (b)$5.407        (b)$7.182        (b)$7.589        (b)$7.389        (b)$8.305
 Ending AUV................................ (a)$7.354        (a)$7.784        (a)$7.598        (a)$8.561        (a)$10.946
                                            (b)$7.182        (b)$7.589        (b)$7.389        (b)$8.305        (b)$10.592
 Ending Number of
   AUs..................................... (a)498,084       (a)469,813       (a)396,118       (a)342,971       (a)288,330
                                            (b)8,035         (b)8,133         (b)7,266         (b)7,204         (b)6,985

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$15.045       (a)$19.087       (a)$19.941       (a)$20.987       (a)$23.127
                                            (b)$14.733       (b)$18.644       (b)$19.446       (b)$20.415       (b)$22.440
 Ending AUV................................ (a)$19.087       (a)$19.941       (a)$20.987       (a)$23.127       (a)$23.195
                                            (b)$18.644       (b)$19.446       (b)$20.415       (b)$22.440       (b)$22.450
 Ending Number of
   AUs..................................... (a)9,998,898     (a)9,286,896     (a)7,825,877     (a)6,936,227     (a)6,561,621
                                            (b)148,597       (b)140,513       (b)128,139       (b)112,512       (b)109,837

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$10.130       (a)$13.899       (a)$14.945       (a)$16.657       (a)$18.752
                                            (b)$9.923        (b)$13.581       (b)$14.577       (b)$16.199       (b)$18.191
 Ending AUV................................ (a)$13.899       (a)$14.945       (a)$16.657       (a)$18.752       (a)$25.339
                                            (b)$13.581       (b)$14.577       (b)$16.199       (b)$18.191       (b)$24.520
 Ending Number of
   AUs..................................... (a)53,091        (a)81,303        (a)99,735        (a)90,458        (a)335,341
                                            (b)2,132         (b)808           (b)808           (b)1,105         (b)2,354

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$16.723       (a)$25.519       (a)$29.467       (a)$21.541       (a)$25.301
                                            (b)$16.413       (b)$24.983       (b)$28.800       (b)$21.001       (b)$24.605
 Ending AUV................................ (a)$25.519       (a)$29.467       (a)$21.541       (a)$25.301       (a)$24.177
                                            (b)$24.983       (b)$28.800       (b)$21.001       (b)$24.605       (b)$23.453
 Ending Number of
   AUs..................................... (a)424,086       (a)411,775       (a)404,837       (a)371,001       (a)347,643
                                            (b)5,937         (b)8,417         (b)9,025         (b)8,865         (b)9,389

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$8.450        (a)$11.197       (a)$12.210       (a)$12.063       (a)$13.942
                                            (b)$8.279        (b)$10.943       (b)$11.913       (b)$11.740       (b)$13.534
 Ending AUV................................ (a)$11.197       (a)$12.210       (a)$12.063       (a)$13.942       (a)$18.095
                                            (b)$10.943       (b)$11.913       (b)$11.740       (b)$13.534       (b)$17.523
 Ending Number of
   AUs..................................... (a)90,102        (a)100,161       (a)84,431        (a)94,964        (a)402,795
                                            (b)4,136         (b)5,469         (b)5,259         (b)6,833         (b)8,042

--------------------------------------------



                                                 FISCAL           FISCAL           FISCAL
                                                  YEAR             YEAR             YEAR
                                                  ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                             12/31/14         12/31/15         12/31/16
=========================================== ================ ================ ===============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$8.549        (a)$9,463        (a)$9.770
                                            (b)$8.224        (b)$9.080        (b)$9.352
 Ending AUV................................ (a)$9.463        (a)$9.770        (a)$10.277
                                            (b)$9.080        (b)$9.352        (b)$9.812
 Ending Number of
   AUs..................................... (a)184,959       (a)201,742       (a)243,335
                                            (b)784           (b)1,199         (b)585

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$26.086       (a)$29.733       (a)$31.976
                                            (b)$25.235       (b)$28.691       (b)$30.778
 Ending AUV................................ (a)$29.733       (a)$31.976       (a)$32.254
                                            (b)$28.691       (b)$30.778       (b)$30.968
 Ending Number of
   AUs..................................... (a)3,929,575     (a)3,451,580     (a)3,163,291
                                            (b)65,204        (b)60,998        (b)58,222

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$10.946       (a)$11.756       (a)$12.276
                                            (b)$10.592       (b)$11.348       (b)$11.820
 Ending AUV................................ (a)$11.756       (a)$12.276       (a)$12.427
                                            (b)$11.348       (b)$11.820       (b)$11.935
 Ending Number of
   AUs..................................... (a)251,749       (a)237,733       (a)227,204
                                            (b)6,915         (b)7,096         (b)7,371

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$23.195       (a)$24.273       (a)$23.714
                                            (b)$22.450       (b)$23.434       (b)$22.838
 Ending AUV................................ (a)$24.273       (a)$23.714       (a)$25.507
                                            (b)$23.434       (b)$22.838       (b)$24.504
 Ending Number of
   AUs..................................... (a)5,903,527     (a)5,278,516     (a)4,806,470
                                            (b)105,156       (b)93,613        (b)89,898

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$25.339       (a)$27.757       (a)$28.021
                                            (b)$24.520       (b)$26.793       (b)$26.980
 Ending AUV................................ (a)$27.757       (a)$28.021       (a)$32.684
                                            (b)$26.793       (b)$26.980       (b)$31.391
 Ending Number of
   AUs..................................... (a)365,725       (a)343,055       (a)313,943
                                            (b)4,659         (b)4,727         (b)4,429

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$24.177       (a)$22.505       (a)$19.081
                                            (b)$23.453       (b)$21.777       (b)$18.417
 Ending AUV................................ (a)$22.505       (a)$19.081       (a)$20.893
                                            (b)$21.777       (b)$18.417       (b)$20.116
 Ending Number of
   AUs..................................... (a)324,776       (a)334,101       (a)294,506
                                            (b)10,228        (b)9,819         (b)9,459

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$18.095       (a)$19.766       (a)$20.136
                                            (b)$17.523       (b)$19.093       (b)$19.402
 Ending AUV................................ (a)$19.766       (a)$20.136       (a)$22.238
                                            (b)$19.093       (b)$19.402       (b)$21.375
 Ending Number of
   AUs..................................... (a)452,894       (a)418,022       (a)381,939
                                            (b)7,520         (b)7,344         (b)7,188

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-2



                                                                                   FISCAL           FISCAL
                                                                 INCEPTION          YEAR             YEAR
                                                                    TO              ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/07          4/30/08          4/30/09
============================================================ ================ ================ ================
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.000       (a)$12.199       (a)$11.926
                                                             (b)$10.000       (b)$12.170       (b)$11.868
 Ending AUV................................................. (a)$12.199       (a)$11.926       (a)$7.199
                                                             (b)$12.170       (b)$11.868       (b)$7.146
 Ending Number of
   AUs...................................................... (a)1,385,503     (a)3,187,468     (a)6,112,300
                                                             (b)26,734        (b)60,492        (b)95,969

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)N/A           (a)$10.000       (a)$9.970
                                                             (b)N/A           (b)$10.000       (b)$9.969
 Ending AUV................................................. (a)N/A           (a)$9.970        (a)$6.651
                                                             (b)N/A           (b)$9.969        (b)$6.634
 Ending Number of
   AUs...................................................... (a)N/A           (a)83,149        (a)2,705,579
                                                             (b)N/A           (b)9             (b)11,009

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)N/A           (a)$10.000       (a)$10.124
                                                             (b)N/A           (b)$10.000       (b)$10.122
 Ending AUV................................................. (a)N/A           (a)$10.124       (a)$7.331
                                                             (b)N/A           (b)$10.122       (b)$7.322
 Ending Number of
   AUs...................................................... (a)N/A           (a)63,993        (a)1,071,486
                                                             (b)N/A           (b)9             (b)10,871

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$7.184        (a)$7.561        (a)$8.078
                                                             (b)$7.092        (b)$7.433        (b)$7.893
 Ending AUV................................................. (a)$7.561        (a)$8.078        (a)$4.795
                                                             (b)$7.433        (b)$7.893        (b)$4.672
 Ending Number of
   AUs...................................................... (a)11,239        (a)177,259       (a)545,527
                                                             (b)40            (b)497           (b)3,579

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.194       (a)$13.567       (a)$15.431
                                                             (b)$13.024       (b)$13.361       (b)$15.159
 Ending AUV................................................. (a)$13.567       (a)$15.431       (a)$14.739
                                                             (b)$13.361       (b)$15.159       (b)$14.443
 Ending Number of
   AUs...................................................... (a)185,604       (a)799,175       (a)1,408,979
                                                             (b)5,461         (b)18,933        (b)25,527

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.910        (a)$11.561       (a)$11.154
                                                             (b)$9.784        (b)$11.375       (b)$10.950
 Ending AUV................................................. (a)$11.561       (a)$11.154       (a)$6.513
                                                             (b)$11.375       (b)$10.950       (b)$6.384
 Ending Number of
   AUs...................................................... (a)110,466       (a)148,346       (a)129,241
                                                             (b)1,919         (b)2,185         (b)682

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.161       (a)$13.913       (a)$14.597
                                                             (b)$12.992       (b)$13.699       (b)$14.338
 Ending AUV................................................. (a)$13.913       (a)$14.597       (a)$14.955
                                                             (b)$13.699       (b)$14.338       (b)$14.653
 Ending Number of
   AUs...................................................... (a)2,010,771     (a)3,724,736     (a)5,371,822
                                                             (b)33,271        (b)51,195        (b)70,848

-------------------------------------------------------------



                                                                  FISCAL                            FISCAL           FISCAL
                                                                   YEAR           8 MONTHS           YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/10         12/31/10*        12/31/11         12/31/12
============================================================ ================ ================ ================ ================
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$7.199        (a)$9.298        (a)$9.739        (a)$8.512
                                                             (b)$7.146        (b)$9.207        (b)$9.627        (b)$8.393
 Ending AUV................................................. (a)$9.298        (a)$9.739        (a)$8.512        (a)$10.068
                                                             (b)$9.207        (b)$9.627        (b)$8.393        (b)$9.902
 Ending Number of
   AUs...................................................... (a)6,428,456     (a)6,465,262     (a)6,372,025     (a)5,529,652
                                                             (b)100,970       (b)93,727        (b)91,547        (b)88,979

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$6.651        (a)$8.958        (a)$9.399        (a)$9.176
                                                             (b)$6.634        (b)$8.912        (b)$9.336        (b)$9.091
 Ending AUV................................................. (a)$8.958        (a)$9.399        (a)$9.176        (a)$10.493
                                                             (b)$8.912        (b)$9.336        (b)$9.091        (b)$10.371
 Ending Number of
   AUs...................................................... (a)2,731,570     (a)2,658,437     (a)2,509,007     (a)2,314,030
                                                             (b)12,697        (b)12,438        (b)11,966        (b)10,887

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$7.331        (a)$10.018       (a)$10.630       (a)$10.791
                                                             (b)$7.322        (b)$9.980        (b)$10.572       (b)$10.705
 Ending AUV................................................. (a)$10.018       (a)$10.630       (a)$10.791       (a)$12.053
                                                             (b)$9.980        (b)$10.572       (b)$10.705       (b)$11.928
 Ending Number of
   AUs...................................................... (a)1,228,123     (a)1,256,497     (a)1,242,645     (a)1,275,838
                                                             (b)10,923        (b)18,697        (b)19,610        (b)20,158

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$4.795        (a)$6.420        (a)$7.161        (a)$6.695
                                                             (b)$4.672        (b)$6.237        (b)$6.944        (b)$6.477
 Ending AUV................................................. (a)$6.420        (a)$7.161        (a)$6.695        (a)$7.692
                                                             (b)$6.237        (b)$6.944        (b)$6.477        (b)$7.423
 Ending Number of
   AUs...................................................... (a)527,730       (a)477,230       (a)415,891       (a)397,596
                                                             (b)3,564         (b)3,495         (b)3,341         (b)5,182

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.739       (a)$16.352       (a)$17.226       (a)$18.017
                                                             (b)$14.443       (b)$15.984       (b)$16.809       (b)$17.537
 Ending AUV................................................. (a)$16.352       (a)$17.226       (a)$18.017       (a)$18.512
                                                             (b)$15.984       (b)$16.809       (b)$17.537       (b)$17.974
 Ending Number of
   AUs...................................................... (a)1,592,845     (a)1,554,881     (a)1,366,513     (a)1,319,046
                                                             (b)26,163        (b)22,866        (b)18,136        (b)16,113

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.513        (a)$8.954        (a)$9.737        (a)$8.630
                                                             (b)$6.384        (b)$8.770        (b)$9.529        (b)$8.434
 Ending AUV................................................. (a)$8.954        (a)$9.737        (a)$8.630        (a)$9.977
                                                             (b)$8.770                         (b)$8.434        (b)$9.726
 Ending Number of
   AUs...................................................... (a)143,128       (a)145,844       (a)128,888       (a)116,626
                                                             (b)659           (b)650           (b)647           (b)626

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.955       (a)$15.660       (a)$15.930       (a)$16.873
                                                             (b)$14.653       (b)$15.305       (b)$15.543       (b)$16.421
 Ending AUV................................................. (a)$15.660       (a)$15.930       (a)$16.873       (a)$17.321
                                                             (b)$15.305       (b)$15.543       (b)$16.421       (b)$16.815
 Ending Number of
   AUs...................................................... (a)5,848,136     (a)5,741,170     (a)4,934,413     (a)4,732,021
                                                             (b)74,829        (b)81,064        (b)73,420        (b)65,811

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.068       (a)$12.287       (a)$11.334       (a)$10.689
                                                             (b)$9.902        (b)$12.055       (b)$11.092       (b)$10.435
 Ending AUV................................................. (a)$12.287       (a)$11.334       (a)$10.689       (a)$10.722
                                                             (b)$12.055       (b)$11.092       (b)$10.435       (b)$10.441
 Ending Number of
   AUs...................................................... (a)4,019,606     (a)3,601,012     (a)3,319,343     (a)3,097,671
                                                             (b)74,418        (b)63,083        (b)61,895        (b)57,859

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$10.493       (a)$12.878       (a)$13.133       (a)$12.213
                                                             (b)$10.371       (b)$12.696       (b)$12.915       (b)$11.980
 Ending AUV................................................. (a)$12.878       (a)$13.133       (a)$12.213       (a)$13.706
                                                             (b)$12.696       (b)$12.915       (b)$11.980       (b)$13.411
 Ending Number of
   AUs...................................................... (a)1,114,759     (a)978,762       (a)968,923       (a)912,386
                                                             (b)9,873         (b)9,334         (b)1,930         (b)1,744

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$12.053       (a)$13.618       (a)$14.126       (a)$13.018
                                                             (b)$11.928       (b)$13.443       (b)$13.910       (b)$12.787
 Ending AUV................................................. (a)$13.618       (a)$14.126       (a)$13.018       (a)$14.719
                                                             (b)$13.443       (b)$13.910       (b)$12.787       (b)$14.421
 Ending Number of
   AUs...................................................... (a)1,587,307     (a)1,455,604     (a)1,362,508     (a)1,246,368
                                                             (b)21,389        (b)29,876        (b)30,632        (b)29,443

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$7.692        (a)$10.428       (a)$11.097       (a)$11.143
                                                             (b)$7.423        (b)$10.038       (b)$10.656       (b)$10.673
 Ending AUV................................................. (a)$10.428       (a)$11.097       (a)$11.143       (a)$11.131
                                                             (b)$10.038       (b)$10.656       (b)$10.673       (b)$10.635
 Ending Number of
   AUs...................................................... (a)320,066       (a)290,654       (a)268,446       (a)250,330
                                                             (b)4,972         (b)2,420         (b)2,420         (b)2,700

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$18.512       (a)$17.661       (a)$17.409       (a)$16.724
                                                             (b)$17.974       (b)$17.106       (b)$16.819       (b)$16.117
 Ending AUV................................................. (a)$17.661       (a)$17.409       (a)$16.724       (a)$16.758
                                                             (b)$17.106       (b)$16.819       (b)$16.117       (b)$16.110
 Ending Number of
   AUs...................................................... (a)1,464,795     (a)1,429,053     (a)1,340,218     (a)1,311,806
                                                             (b)15,938        (b)24,564        (b)25,104        (b)23,346

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.977        (a)$12.454       (a)$12.834       (a)$12.538
                                                             (b)$9.726        (b)$12.110       (b)$12.449       (b)$12.131
 Ending AUV................................................. (a)$12.454       (a)$12.834       (a)$12.538       (a)$13.104
                                                             (b)$12.110       (b)$12.449       (b)$12.131       (b)$12.647
 Ending Number of
   AUs...................................................... (a)108,871       (a)116,948       (a)106,328       (a)100,746
                                                             (b)590           (b)193           (b)179           (b)180

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$17.321       (a)$16.774       (a)$17.448       (a)$17.351
                                                             (b)$16.815       (b)$16.244       (b)$16.855       (b)$16.718
 Ending AUV................................................. (a)$16.774       (a)$17.448       (a)$17.351       (a)$17.413
                                                             (b)$16.244       (b)$16.855       (b)$16.718       (b)$16.737
 Ending Number of
   AUs...................................................... (a)4,837,215     (a)4,410,849     (a)4,018,638     (a)3,905,292
                                                             (b)65,889        (b)66,986        (b)64,203        (b)62,990

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-3



                                                                                FISCAL           FISCAL
                                                               INCEPTION         YEAR             YEAR
                                                                   TO            ENDED            ENDED
VARIABLE PORTFOLIOS                                             4/30/07         4/30/08          4/30/09
============================================================ ============= ================ ================
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$5.991     (a)$5.953        (a)$6.097
                                                             (b)$6.265     (b)$6.205        (b)$6.339
 Ending AUV................................................. (a)$5.953     (a)$6.097        (a)$4.177
                                                             (b)$6.205     (b)$6.339        (b)$4.333
 Ending Number of
   AUs...................................................... (a)83,704     (a)188,654       (a)2,745,991
                                                             (b)3,654      (b)3,197         (b)31,838

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.917    (a)$13.423       (a)$13.150
                                                             (b)$11.762    (b)$13.208       (b)$12.916
 Ending AUV................................................. (a)$13.423    (a)$13.150       (a)$8.400
                                                             (b)$13.208    (b)$12.916       (b)$8.227
 Ending Number of
   AUs...................................................... (a)141,950    (a)294,184       (a)471,212
                                                             (b)1,550      (b)1,929         (b)1,462

-------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.960     (a)$10.886       (a)$10.334
                                                             (b)$9.831     (b)$10.668       (b)$10.096
 Ending AUV................................................. (a)$10.886    (a)$10.334       (a)$6.458
                                                             (b)$10.668    (b)$10.096       (b)$6.293
 Ending Number of
   AUs...................................................... (a)101,262    (a)562,209       (a)604,806
                                                             (b)29         (b)7,512         (b)12,590

-------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.898    (a)$15.424       (a)$14.855
                                                             (b)$13.734    (b)$15.204       (b)$14.607
 Ending AUV................................................. (a)$15.424    (a)$14.855       (a)$11.049
                                                             (b)$15.204    (b)$14.607       (b)$10.837
 Ending Number of
   AUs...................................................... (a)439,625    (a)1,803,905     (a)2,747,356
                                                             (b)11,128     (b)28,428        (b)42,525

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.188     (a)$10.559       (a)$10.836
                                                             (b)$9.077     (b)$10.404       (b)$10.650
 Ending AUV................................................. (a)$10.559    (a)$10.836       (a)$6.249
                                                             (b)$10.404    (b)$10.650       (b)$6.127
 Ending Number of
   AUs...................................................... (a)211,083    (a)510,201       (a)731,084
                                                             (b)4,166      (b)9,160         (b)8,523

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.887    (a)$16.250       (a)$15.412
                                                             (b)$13.714    (b)$16.007       (b)$15.143
 Ending AUV................................................. (a)$16.250    (a)$15.412       (a)$7.965
                                                             (b)$16.007    (b)$15.143       (b)$7.807
 Ending Number of
   AUs...................................................... (a)410,266    (a)1,474,966     (a)3,761,963
                                                             (b)13,261     (b)26,566        (b)42,740

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.404    (a)$10.477       (a)$11.075
                                                             (b)$10.324    (b)$10.371       (b)$10.936
 Ending AUV................................................. (a)$10.477    (a)$11.075       (a)$7.116
                                                             (b)$10.371    (b)$10.936       (b)$7.009
 Ending Number of
   AUs...................................................... (a)76,955     (a)177,652       (a)184,232
                                                             (b)4,803      (b)1,157         (b)1,820

-------------------------------------------------------------



                                                                  FISCAL                            FISCAL           FISCAL
                                                                   YEAR           8 MONTHS           YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/10         12/31/10*        12/31/11         12/31/12
============================================================ ================ ================ ================ ================
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$4.177        (a)$5.649        (a)$6.207        (a)$5.994
                                                             (b)$4.333        (b)$5.844        (b)$6.411        (b)$6.175
 Ending AUV................................................. (a)$5.649        (a)$6.207        (a)$5.994        (a)$6.970
                                                             (b)$5.844        (b)$6.411        (b)$6.175        (b)$7.163
 Ending Number of
   AUs...................................................... (a)3,324,833     (a)3,225,444     (a)3,011,808     (a)2,762,009
                                                             (b)49,097        (b)49,351        (b)46,955        (b)41,628

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.400        (a)$11.794       (a)$12.505       (a)$11.595
                                                             (b)$8.227        (b)$11.511       (b)$12.180       (b)$11.257
 Ending AUV................................................. (a)$11.794       (a)$12.505       (a)$11.595       (a)$13.070
                                                             (b)$11.511       (b)$12.180       (b)$11.257       (b)$12.657
 Ending Number of
   AUs...................................................... (a)410,054       (a)385,360       (a)330,585       (a)280,543
                                                             (b)1,462         (b)1,035         (b)915           (b)915

-------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.458        (a)$8.464        (a)$8.980        (a)$9.622
                                                             (b)$6.293        (b)$8.228        (b)$8.715        (b)$9.316
 Ending AUV................................................. (a)$8.464        (a)$8.980        (a)$9.622        (a)$10.825
                                                             (b)$8.228        (b)$8.715        (b)$9.316        (b)$10.454
 Ending Number of
   AUs...................................................... (a)560,637       (a)510,660       (a)511,134       (a)513,793
                                                             (b)12,307        (b)12,301        (b)12,290        (b)10,360

-------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.049       (a)$15.111       (a)$16.091       (a)$16.596
                                                             (b)$10.837       (b)$14.784       (b)$15.717       (b)$16.170
 Ending AUV................................................. (a)$15.111       (a)$16.091       (a)$16.596       (a)$19.203
                                                             (b)$14.784       (b)$15.717       (b)$16.170       (b)$18.663
 Ending Number of
   AUs...................................................... (a)2,574,462     (a)2,367,845     (a)2,036,917     (a)1,796,336
                                                             (b)41,600        (b)36,279        (b)31,964        (b)33,730

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.249        (a)$8.370        (a)$9.180        (a)$7.754
                                                             (b)$6.127        (b)$8.185        (b)$8.963        (b)$7.551
 Ending AUV................................................. (a)$8.370        (a)$9.180        (a)$7.754        (a)$8.999
                                                             (b)$8.185        (b)$8.963        (b)$7.551        (b)$8.742
 Ending Number of
   AUs...................................................... (a)678,398       (a)642,959       (a)584,966       (a)487,327
                                                             (b)8,229         (b)8,143         (b)7,059         (b)6,794

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$7.965        (a)$10.742       (a)$11.507       (a)$9.811
                                                             (b)$7.807        (b)$10.502       (b)$11.231       (b)$9.552
 Ending AUV................................................. (a)$10.742       (a)$11.507       (a)$9.811        (a)$11.769
                                                             (b)$10.502       (b)$11.231       (b)$9.552        (b)$11.430
 Ending Number of
   AUs...................................................... (a)3,594,598     (a)3,389,385     (a)3,290,580     (a)2,870,299
                                                             (b)46,238        (b)45,988        (b)48,678        (b)45,659

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$7.116        (a)$10.360       (a)$11.394       (a)$10.576
                                                             (b)$7.009        (b)$10.179       (b)$11.176       (b)$10.347
 Ending AUV................................................. (a)$10.360       (a)$11.394       (a)$10.576       (a)$11.891
                                                             (b)$10.179       (b)$11.176       (b)$10.347       (b)$11.605
 Ending Number of
   AUs...................................................... (a)195,773       (a)178,242       (a)146,759       (a)103,939
                                                             (b)1,483         (b)1,396         (b)166           (b)166

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.970        (a)$9.499        (a)$9.746        (a)$9.575
                                                             (b)$7.163        (b)$9.738        (b)$9.966        (b)$9.767
 Ending AUV................................................. (a)$9.499        (a)$9.746        (a)$9.575        (a)$9.842
                                                             (b)$9.738        (b)$9.966        (b)$9.767        (b)$10.014
 Ending Number of
   AUs...................................................... (a)1,336,246     (a)981,297       (a)882,816       (a)808,898
                                                             (b)28,916        (b)16,405        (b)17,484        (b)14,492

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.070       (a)$17.475       (a)$18.572       (a)$18.397
                                                             (b)$12.657       (b)$16.881       (b)$17.896       (b)$17.683
 Ending AUV................................................. (a)$17.475       (a)$18.572       (a)$18.397       (a)$19.542
                                                             (b)$16.881       (b)$17.896       (b)$17.683       (b)$18.737
 Ending Number of
   AUs...................................................... (a)248,610       (a)215,299       (a)195,461       (a)188,146
                                                             (b)891           (b)891           (b)891           (b)891

-------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.825       (a)$14.107       (a)$15.921       (a)$15.404
                                                             (b)$10.454       (b)$13.590       (b)$15.300       (b)$14.766
 Ending AUV................................................. (a)$14.107       (a)$15.921       (a)$15.404       (a)$17.605
                                                             (b)$13.590       (b)$15.300       (b)$14.766       (b)$16.834
 Ending Number of
   AUs...................................................... (a)1,284,526     (a)1,284,800     (a)1,290,585     (a)1,194,398
                                                             (b)14,700        (b)14,083        (b)14,638        (b)14,161

-------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$19.203       (a)$20.496       (a)$20.443       (a)$19.351
                                                             (b)$18.663       (b)$19.869       (b)$19.769       (b)$18.666
 Ending AUV................................................. (a)$20.496       (a)$20.443       (a)$19.351       (a)$22.633
                                                             (b)$19.869       (b)$19.769       (b)$18.666       (b)$21.777
 Ending Number of
   AUs...................................................... (a)1,655,831     (a)1,527,808     (a)1,399,017     (a)1,221,623
                                                             (b)33,916        (b)34,304        (b)29,650        (b)28,042

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.999        (a)$10.737       (a)$9.722        (a)$9.641
                                                             (b)$8.742        (b)$10.404       (b)$9.397        (b)$9.296
 Ending AUV................................................. (a)$10.737       (a)$9.722        (a)$9.641        (a)$9.350
                                                             (b)$10.404       (b)$9.397        (b)$9.296        (b)$8.992
 Ending Number of
   AUs...................................................... (a)622,928       (a)661,610       (a)628,356       (a)633,922
                                                             (b)7,654         (b)7,883         (b)9,552         (b)9,759

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.769       (a)$14.207       (a)$12.723       (a)$12.382
                                                             (b)$11.430       (b)$13.762       (b)$12.294       (b)$11.935
 Ending AUV................................................. (a)$14.207       (a)$12.723       (a)$12.382       (a)$12.432
                                                             (b)$13.762       (b)$12.294       (b)$11.935       (b)$11.953
 Ending Number of
   AUs...................................................... (a)1,678,495     (a)1,363,899     (a)1,194,783     (a)1,143,961
                                                             (b)35,684        (b)28,076        (b)29,734        (b)27,558

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.891       (a)$16.484       (a)$17.679       (a)$18.362
                                                             (b)$11.605       (b)$16.048       (b)$17.169       (b)$17.787
 Ending AUV................................................. (a)$16.484       (a)$17.679       (a)$18.362       (a)$18.574
                                                             (b)$16.048       (b)$17.169       (b)$17.787       (b)$17.948
 Ending Number of
   AUs...................................................... (a)83,508        (a)74,355        (a)70,725        (a)63,380
                                                             (b)139           (b)139           (b)138           (b)309

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-4



                                                                                   FISCAL            FISCAL
                                                                 INCEPTION          YEAR              YEAR
                                                                    TO              ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/07          4/30/08          4/30/09
============================================================ ================ ================ =================
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.286       (a)$15.336       (a)$13.302
                                                             (b)$13.141       (b)$15.131       (b)$13.092
 Ending AUV................................................. (a)$15.336       (a)$13.302       (a)$8.709
                                                             (b)$15.131       (b)$13.092       (b)$8.550
 Ending Number of
   AUs...................................................... (a)3,734,436     (a)9,072,219     (a)12,221,437
                                                             (b)63,555        (b)134,282       (b)176,388

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.601       (a)$16.822       (a)$15.388
                                                             (b)$14.415       (b)$16.567       (b)$15.116
 Ending AUV................................................. (a)$16.822       (a)$15.388       (a)$10.260
                                                             (b)$16.567       (b)$15.116       (b)$10.054
 Ending Number of
   AUs...................................................... (a)3,390,268     (a)8,100,129     (a)11,669,782
                                                             (b)100,434       (b)192,450       (b)224,786

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.169       (a)$14.681       (a)$13.707
                                                             (b)$13.039       (b)$14.499       (b)$13.504
 Ending AUV................................................. (a)$14.681       (a)$13.707       (a)$8.609
                                                             (b)$14.499       (b)$13.504       (b)$8.460
 Ending Number of
   AUs...................................................... (a)2,363,367     (a)4,820,483     (a)6,088,391
                                                             (b)70,781        (b)114,435       (b)121,581

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$13.921       (a)$16.994       (a)$14.292
                                                             (b)$13.772       (b)$16.784       (b)$14.080
 Ending AUV................................................. (a)$16.994       (a)$14.292       (a)$9.091
                                                             (b)$16.784       (b)$14.080       (b)$8.933
 Ending Number of
   AUs...................................................... (a)479,000       (a)2,275,007     (a)2,439,723
                                                             (b)11,931        (b)41,662        (b)37,964

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.195        (a)$9.464        (a)$9.640
                                                             (b)$9.076        (b)$9.320        (b)$9.468
 Ending AUV................................................. (a)$9.464        (a)$9.640        (a)$6.372
                                                             (b)$9.320        (b)$9.468        (b)$6.243
 Ending Number of
   AUs...................................................... (a)88,541        (a)160,371       (a)215,414
                                                             (b)2,093         (b)3,458         (b)7,207

-------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.000       (a)$11.136       (a)$14.671
                                                             (b)$10.000       (b)$11.112       (b)$14.601
 Ending AUV................................................. (a)$11.136       (a)$14.671       (a)$7.544
                                                             (b)$11.112       (b)$14.601       (b)$7.490
 Ending Number of
   AUs...................................................... (a)221,813       (a)598,053       (a)847,200
                                                             (b)4,601         (b)19,020        (b)17,371

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$31.589       (a)$39.987       (a)$33.273
                                                             (b)$31.192       (b)$39.374       (b)$32.682
 Ending AUV................................................. (a)$39.987       (a)$33.273       (a)$16.770
                                                             (b)$39.374       (b)$32.682       (b)$16.431
 Ending Number of
   AUs...................................................... (a)99,677        (a)192,771       (a)1,107,119
                                                             (b)2,477         (b)2,679         (b)13,080

-------------------------------------------------------------



                                                                   FISCAL                             FISCAL           FISCAL
                                                                    YEAR            8 MONTHS           YEAR             YEAR
                                                                   ENDED             ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/10          12/31/10*         12/31/11         12/31/12
============================================================ ================= ================= ================ ================
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.709         (a)$12.243        (a)$13.167       (a)$12.780
                                                             (b)$8.550         (b)$11.989        (b)$12.872       (b)$12.463
 Ending AUV................................................. (a)$12.243        (a)$13.167        (a)$12.780       (a)$15.070
                                                             (b)$11.989        (b)$12.872        (b)$12.463       (b)$14.659
 Ending Number of
   AUs...................................................... (a)11,307,011     (a)10,539,350     (a)9,245,018     (a)7,773,960
                                                             (b)168,531        (b)154,443        (b)139,987       (b)120,678

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.260        (a)$14.426        (a)$14.956       (a)$14.494
                                                             (b)$10.054        (b)$14.101        (b)$14.594       (b)$14.108
 Ending AUV................................................. (a)$14.426        (a)$14.956        (a)$14.494       (a)$16.433
                                                             (b)$14.101        (b)$14.594        (b)$14.108       (b)$15.955
 Ending Number of
   AUs...................................................... (a)11,242,382     (a)10,651,814     (a)9,382,543     (a)8,091,283
                                                             (b)201,648        (b)181,291        (b)161,779       (b)136,496

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.609         (a)$11.967        (a)$12.591       (a)$11.726
                                                             (b)$8.460         (b)$11.731        (b)$12.322       (b)$11.446
 Ending AUV................................................. (a)$11.967        (a)$12.591        (a)$11.726       (a)$13.032
                                                             (b)$11.731        (b)$12.322        (b)$11.446       (b)$12.689
 Ending Number of
   AUs...................................................... (a)5,788,770      (a)5,341,006      (a)4,623,857     (a)3,930,203
                                                             (b)103,374        (b)98,787         (b)96,119        (b)84,768

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$9.091         (a)$13.089        (a)$14.566       (a)$13.863
                                                             (b)$8.933         (b)$12.830        (b)$14.254       (b)$13.532
 Ending AUV................................................. (a)$13.089        (a)$14.566        (a)$13.863       (a)$15.745
                                                             (b)$12.830        (b)$14.254        (b)$13.532       (b)$15.331
 Ending Number of
   AUs...................................................... (a)2,270,488      (a)2,078,217      (a)1,780,264     (a)1,469,511
                                                             (b)32,565         (b)23,655         (b)22,029        (b)19,586

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.372         (a)$8.889         (a)$10.046       (a)$9.347
                                                             (b)$6.243         (b)$8.687         (b)$9.802        (b)$9.097
 Ending AUV................................................. (a)$8.889         (a)$10.046        (a)$9.347        (a)$10.729
                                                             (b)$8.687         (b)$9.802         (b)$9.097        (b)$10.416
 Ending Number of
   AUs...................................................... (a)271,002        (a)351,244        (a)413,646       (a)443,972
                                                             (b)10,929         (b)14,923         (b)17,105        (b)17,016

-------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$7.544         (a)$10.775        (a)$12.358       (a)$9.746
                                                             (b)$7.490         (b)$10.670        (b)$12.218       (b)$9.612
 Ending AUV................................................. (a)$10.775        (a)$12.358        (a)$9.746        (a)$9.979
                                                             (b)$10.670        (b)$12.218        (b)$9.612        (b)$9.817
 Ending Number of
   AUs...................................................... (a)775,491        (a)698,871        (a)612,888       (a)528,946
                                                             (b)21,810         (b)19,218         (b)16,837        (b)8,662

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$16.770        (a)$26.103        (a)$27.375       (a)$29.282
                                                             (b)$16.431        (b)$25.511        (b)$26.710       (b)$28.499
 Ending AUV................................................. (a)$26.103        (a)$27.375        (a)$29.282       (a)$33.953
                                                             (b)$25.511        (b)$26.710        (b)$28.499       (b)$32.963
 Ending Number of
   AUs...................................................... (a)926,752        (a)883,116        (a)750,135       (a)668,496
                                                             (b)13,631         (b)13,304         (b)12,015        (b)11,527

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$15.070       (a)$20.271       (a)$21.928       (a)$20.396
                                                             (b)$14.659       (b)$19.669       (b)$21.224       (b)$19.691
 Ending AUV................................................. (a)$20.271       (a)$21.928       (a)$20.396       (a)$23.659
                                                             (b)$19.669       (b)$21.224       (b)$19.691       (b)$22.785
 Ending Number of
   AUs...................................................... (a)6,491,898     (a)5,679,428     (a)5,255,015     (a)4,652,802
                                                             (b)107,626       (b)98,047        (b)93,248        (b)83,530

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$16.433       (a)$21.797       (a)$23.766       (a)$22.784
                                                             (b)$15.955       (b)$21.110       (b)$22.960       (b)$21.957
 Ending AUV................................................. (a)$21.797       (a)$23.766       (a)$22.784       (a)$26.981
                                                             (a)$21.110       (b)$22.960       (b)$21.957       (b)$25.937
 Ending Number of
   AUs...................................................... (a)6,482,201     (a)5,582,977     (a)5,066,648     (a)4,414,614
                                                             (b)108,468       (b)91,581        (b)87,637        (b)76,603

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.032       (a)$17.561       (a)$18.745       (a)$18.054
                                                             (b)$12.689       (b)$17.057       (b)$18.162       (b)$17.449
 Ending AUV................................................. (a)$17.561       (a)$18.745       (a)$18.054       (a)$20.965
                                                             (b)$17.057       (b)$18.162       (b)$17.449       (b)$20.212
 Ending Number of
   AUs...................................................... (a)2,803,765     (a)2,335,427     (a)2,083,246     (a)1,850,874
                                                             (b)58,608        (b)48,496        (b)47,740        (b)39,799

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$15.745       (a)$20.346       (a)$22.499       (a)$21.463
                                                             (b)$15.331       (b)$19.762       (b)$21.799       (b)$20.743
 Ending AUV................................................. (a)$20.346       (a)$22.499       (a)$21.463       (a)$24.771
                                                             (b)$19.762       (b)$21.799       (b)$20.743       (b)$23.880
 Ending Number of
   AUs...................................................... (a)1,233,545     (a)1,035,985     (a)938,255       (a)850,736
                                                             (b)16,188        (b)14,032        (b)12,854        (b)11,543

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.729       (a)$15.114       (a)$16.633       (a)$16.942
                                                             (b)$10.416       (b)$14.636       (b)$16.066       (b)$16.324
 Ending AUV................................................. (a)$15.114       (a)$16.633       (a)$16.942       (a)$16.791
                                                             (b)$14.636       (b)$16.066       (b)$16.324       (b)$16.138
 Ending Number of
   AUs...................................................... (a)373,448       (a)340,334       (a)315,071       (a)309,286
                                                             (b)16,690        (b)11,360        (b)11,074        (b)11,483

-------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.979        (a)$10.443       (a)$8.415        (a)$6.542
                                                             (b)$9.817        (b)$10.247       (b)$8.237        (b)$6.388
 Ending AUV................................................. (a)$10.443       (a)$8.415        (a)$6.542        (a)$8.410
                                                             (b)$10.247       (b)$8.237        (b)$6.388        (b)$8.190
 Ending Number of
   AUs...................................................... (a)466,075       (a)457,032       (a)464,356       (a)365,552
                                                             (b)9,000         (b)11,898        (b)15,125        (b)14,274

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$33.953       (a)$32.881       (a)$42.204       (a)$42.504
                                                             (b)$32.963       (b)$31.842       (b)$40.769       (b)$40.957
 Ending AUV................................................. (a)$32.881       (a)$42.204       (a)$42.504       (a)$45.667
                                                             (b)$31.842       (b)$40.769       (b)$40.957       (b)$43.895
 Ending Number of
   AUs...................................................... (a)420,929       (a)259,077       (a)222,148       (a)200,212
                                                             (b)10,125        (b)6,382         (b)5,339         (b)4,844

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-5



                                                                                 FISCAL           FISCAL
                                                               INCEPTION          YEAR             YEAR
                                                                  TO              ENDED            ENDED
VARIABLE PORTFOLIOS                                             4/30/07          4/30/08          4/30/09
========================================================== ================ ================ ================
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV............................................ (a)N/A           (a)N/A           (a)N/A
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)N/A           (a)N/A           (a)N/A
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of
   AUs.................................................... (a)N/A           (a)N/A           (a)N/A
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$8.263        (a)$8.502        (a)$8.465
                                                           (b)$8.156        (b)$8.370        (b)$8.313
 Ending AUV............................................... (a)$8.502        (a)$8.465        (a)$5.800
                                                           (b)$8.370        (b)$8.313        (b)$5.681
 Ending Number of
   AUs.................................................... (a)1,513,459     (a)1,908,105     (a)1,742,225
                                                           (b)26,728        (b)32,954        (b)31,405

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH** - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$10.000       (a)$10.506       (a)$10.868
                                                           (b)$10.000       (b)$10.480       (b)$10.814
 Ending AUV............................................... (a)$10.506       (a)$10.868       (a)$6.923
                                                           (b)$10.480       (b)$10.814       (b)$6.871
 Ending Number of
   AUs.................................................... (a)188,139       (a)286,983       (a)300,386
                                                           (b)15,459        (b)18,673        (b)14,370

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$13.889       (a)$15.234       (a)$15.517
                                                           (b)$13.717       (b)$15.009       (b)$15.250
 Ending AUV............................................... (a)$15.234       (a)$15.517       (a)$16.494
                                                           (b)$15.009       (b)$15.250       (b)$16.169
 Ending Number of
   AUs.................................................... (a)99,711        (a)185,060       (a)2,961,651
                                                           (b)2,662         (b)4,817         (b)36,304

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$14.277       (a)$16.349       (a)$15.731
                                                           (b)$14.089       (b)$16.091       (b)$15.444
 Ending AUV............................................... (a)$16.349       (a)$15.731       (a)$10.012
                                                           (b)$16.091       (b)$15.444       (b)$9.805
 Ending Number of
   AUs.................................................... (a)2,275,462     (a)5,097,085     (a)7,491,086
                                                           (b)59,536        (b)92,774        (b)117,716

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$10.250       (a)$11.574       (a)$11.633
                                                           (b)$10.000       (b)$11.258       (b)$11.285
 Ending AUV............................................... (a)$11.574       (a)$11.633       (a)$7.895
                                                           (b)$11.258       (b)$11.285       (b)$7.639
 Ending Number of
   AUs.................................................... (a)12,996        (a)42,913        (a)2,174,932
                                                           (b)2,114         (b)2,114         (b)26,380

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$14.843       (a)$16.686       (a)$15.972
                                                           (b)$14.649       (b)$16.427       (b)$15.684
 Ending AUV............................................... (a)$16.686       (a)$15.972       (a)$12.538
                                                           (b)$16.427       (b)$15.684       (b)$12.282
 Ending Number of
   AUs.................................................... (a)2,672,769     (a)7,319,045     (a)8,954,648
                                                           (b)70,970        (b)148,355       (b)170,696

-----------------------------------------------------------



                                                                FISCAL                            FISCAL           FISCAL
                                                                 YEAR           8 MONTHS           YEAR             YEAR
                                                                 ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             4/30/10         12/31/10*        12/31/11         12/31/12
========================================================== ================ ================ ================ ================
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV............................................ (a)N/A           (a)$11.489       (a)$11.644       (a)$12.238
                                                           (b)N/A           (b)$11.489       (b)$11.663       (b)$12.268
 Ending AUV............................................... (a)N/A           (a)$11.644       (a)$12.238       (a)$12.595
                                                           (b)N/A           (b)$11.663       (b)$12.268       (b)$12.641
 Ending Number of
   AUs.................................................... (a)N/A           (a)171,448       (a)287,872       (a)390,088
                                                           (b)N/A           (b)9             (b)9             (b)3,966

-----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$5.800        (a)$7.788        (a)$8.268        (a)$7.989
                                                           (b)$5.681        (b)$7.609        (b)$8.065        (b)$7.773
 Ending AUV............................................... (a)$7.788        (a)$8.268        (a)$7.989        (a)$9.213
                                                           (b)$7.609        (b)$8.065        (b)$7.773        (b)$8.942
 Ending Number of
   AUs.................................................... (a)1,536,717     (a)1,386,226     (a)1,118,951     (a)935,343
                                                           (b)26,813        (b)24,925        (b)22,485        (b)17,875

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH** - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$6.923        (a)$9.420        (a)$10.252       (a)$9.994
                                                           (b)$6.871        (b)$9.327        (b)$10.133       (b)$9.853
 Ending AUV............................................... (a)$9.420        (a)$10.252       (a)$9.994        (a)$10.997
                                                           (b)$9.327        (b)$10.133       (b)$9.853        (b)$10.815
 Ending Number of
   AUs.................................................... (a)286,710       (a)281,580       (a)259,755       (a)239,934
                                                           (b)14,792        (b)14,614        (b)14,239        (b)11,369

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$16.494       (a)$18.130       (a)$18.572       (a)$19.539
                                                           (b)$16.169       (b)$17.729       (b)$18.130       (b)$19.026
 Ending AUV............................................... (a)$18.130       (a)$18.572       (a)$19.539       (a)$20.731
                                                           (b)$17.729       (b)$18.130       (b)$19.026       (b)$20.136
 Ending Number of
   AUs.................................................... (a)4,141,983     (a)4,388,791     (a)4,126,544     (a)4,137,852
                                                           (b)60,027        (b)61,101        (b)54,171        (b)59,758

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$10.012       (a)$13.762       (a)$14.615       (a)$13.844
                                                           (b)$9.805        (b)$13.443       (b)$14.254       (b)$13.468
 Ending AUV............................................... (a)$13.762       (a)$14.615       (a)$13.844       (a)$15.433
                                                           (b)$13.443       (b)$14.254       (b)$13.468       (b)$14.976
 Ending Number of
   AUs.................................................... (a)7,046,454     (a)6,485,341     (a)5,626,575     (a)4,912,214
                                                           (b)111,716       (b)100,758       (b)93,562        (b)75,833

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$7.895        (a)$10.594       (a)$11.064       (a)$10.734
                                                           (b)$7.639        (b)$10.225       (b)$10.661       (b)$10.317
 Ending AUV............................................... (a)$10.594       (a)$11.064       (a)$10.734       (a)$12.650
                                                           (b)$10.225       (b)$10.661       (b)$10.317       (b)$12.129
 Ending Number of
   AUs.................................................... (a)2,562,919     (a)2,607,470     (a)2,550,427     (a)2,367,983
                                                           (b)37,294        (b)41,067        (b)40,679        (b)38,957

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$12.538       (a)$15.511       (a)$16.191       (a)$16.323
                                                           (b)$12.282       (b)$15.156       (b)$15.794       (b)$15.882
 Ending AUV............................................... (a)$15.511       (a)$16.191       (a)$16.323       (a)$17.971
                                                           (b)$15.156       (b)$15.794       (b)$15.882       (b)$17.443
 Ending Number of
   AUs.................................................... (a)8,460,296     (a)7,741,197     (a)6,607,241     (a)5,693,953
                                                           (b)153,645       (b)132,568       (b)121,360       (b)102,625

-----------------------------------------------------------



                                                                FISCAL           FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR             YEAR
                                                                 ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/13         12/31/14         12/31/15         12/31/16
========================================================== ================ ================ ================ ===============
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV............................................ (a)$12.595       (a)$11.834       (a)$11.926       (a)$11.664
                                                           (b)$12.641       (b)$11.847       (b)$11.909       (b)$11.619
 Ending AUV............................................... (a)$11.834       (a)$11.926       (a)$11.664       (a)$11.994
                                                           (b)$11.847       (b)$11.909       (b)$11.619       (b)$11.918
 Ending Number of
   AUs.................................................... (a)1,719,057     (a)2,057,201     (a)1,927,425     (a)1,908,546
                                                           (b)11,958        (b)23,754        (b)24,542        (b)24,872

-----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$9.213        (a)$12.525       (a)$14.143       (a)$15.563
                                                           (b)$8.942        (b)$12.126       (b)$13.658       (b)$14.992
 Ending AUV............................................... (a)$12.525       (a)$14.143       (a)$15.563       (a)$15.827
                                                           (b)$12.126       (b)$13.658       (b)$14.992       (b)$15.208
 Ending Number of
   AUs.................................................... (a)787,183       (a)663,103       (a)602,403       (a)542,817
                                                           (b)16,973        (b)16,484        (b)14,366        (b)14,549

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH** - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$10.997       (a)$14.652       (a)$16.119       (a)$15.985
                                                           (b)$10.815       (b)$14.373       (b)$15.773       (b)$15.604
 Ending AUV............................................... (a)$14.652       (a)$16.119       (a)$15.985       (a)$15.582
                                                           (b)$14.373       (b)$15.773       (b)$15.604       (b)$15.172
 Ending Number of
   AUs.................................................... (a)462,720       (a)457,400       (a)453,848       (a)440,638
                                                           (b)11,172        (b)13,091        (b)12,963        (b)12,534

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$20.731       (a)$19.768       (a)$20.493       (a)$20.245
                                                           (b)$20.136       (b)$19.154       (b)$19.806       (b)$19.518
 Ending AUV............................................... (a)$19.768       (a)$20.493       (a)$20.245       (a)$20.699
                                                           (b)$19.154       (b)$19.806       (b)$19.518       (b)$19.906
 Ending Number of
   AUs.................................................... (a)3,874,189     (a)3,403,874     (a)3,227,975     (a)3,206,276
                                                           (b)62,082        (b)64,352        (b)68,085        (b)64,991

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$15.433       (a)$20.406       (a)$21.543       (a)$21.587
                                                           (b)$14.976       (b)$19.752       (b)$20.801       (b)$20.791
 Ending AUV............................................... (a)$20.406       (a)$21.543       (a)$21.587       (a)$24.468
                                                           (b)$19.752       (b)$20.801       (b)$20.791       (b)$23.507
 Ending Number of
   AUs.................................................... (a)3,893,155     (a)3,417,508     (a)3,038,610     (a)2,673,100
                                                           (b)62,477        (b)56,020        (b)53,523        (b)47,215

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$12.650       (a)$16.493       (a)$18.087       (a)$17.928
                                                           (b)$12.129       (b)$15.774       (b)$17.255       (b)$17.061
 Ending AUV............................................... (a)$16.493       (a)$18.087       (a)$17.928       (a)$19.264
                                                           (b)$15.774       (b)$17.255       (b)$17.061       (b)$18.286
 Ending Number of
   AUs.................................................... (a)2,188,063     (a)1,975,503     (a)1,803,746     (a)1,655,367
                                                           (b)33,183        (b)27,986        (b)28,405        (b)26,384

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$17.971       (a)$21.153       (a)$22.689       (a)$22.338
                                                           (b)$17.443       (b)$20.480       (b)$21.912       (b)$21.519
 Ending AUV............................................... (a)$21.153       (a)$22.689       (a)$22.338       (a)$24.099
                                                           (b)$20.480       (b)$21.912       (b)$21.519       (b)$23.157
 Ending Number of
   AUs.................................................... (a)5,330,277     (a)4,737,205     (a)4,283,066     (a)3,944,459
                                                           (b)90,771        (b)86,978        (b)83,255        (b)81,314

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

        ** On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.


                                      A-6



                                                               FISCAL           FISCAL
                                              INCEPTION         YEAR             YEAR
                                                  TO            ENDED            ENDED
VARIABLE PORTFOLIOS                            4/30/07         4/30/08          4/30/09
=========================================== ============= ================ ================
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$10.000    (a)$11.474       (a)$10.611
                                            (b)$10.000    (b)$11.444       (b)$10.557
 Ending AUV................................ (a)$11.474    (a)$10.611       (a)$7.074
                                            (b)$11.444    (b)$10.557       (b)$7.020
 Ending Number of
   AUs..................................... (a)897,041    (a)1,344,638     (a)4,884,063
                                            (b)11,515     (b)17,817        (b)53,472

--------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$10.000    (a)$10.696       (a)$9.254
                                            (b)$10.000    (b)$10.669       (b)$9.207
 Ending AUV................................ (a)$10.696    (a)$9.254        (a)$6.286
                                            (b)$10.669    (b)$9.207        (b)$6.239
 Ending Number of
   AUs..................................... (a)310,607    (a)1,640,217     (a)3,324,032
                                            (b)4,276      (b)25,855        (b)43,664

--------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$2.398     (a)$2.440        (a)$2.404
                                            (b)$2.367     (b)$2.399        (b)$2.356
 Ending AUV................................ (a)$2.440     (a)$2.404        (a)$1.557
                                            (b)$2.399     (b)$2.356        (b)$1.519
 Ending Number of
   AUs..................................... (a)16,027     (a)149,529       (a)287,465
                                            (b)119        (b)119           (b)119

--------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV............................. (a)$9.540     (a)$11.568       (a)$12.435
                                            (b)$9.418     (b)$11.413       (b)$12.230
 Ending AUV................................ (a)$11.568    (a)$12.435       (a)$7.748
                                            (b)$11.413    (b)$12.230       (b)$7.601
 Ending Number of
   AUs..................................... (a)2,767      (a)57,143        (a)80,416
                                            (b)32         (b)1,711         (b)3,232

--------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$11.226    (a)$11.650       (a)$11.923
                                            (b)$11.107    (b)$11.447       (b)$11.665
 Ending AUV................................ (a)$11.650    (a)$11.923       (a)$11.865
                                            (b)$11.447    (b)$11.665       (b)$11.570
 Ending Number of
   AUs..................................... (a)221,876    (a)903,101       (a)1,874,622
                                            (b)25         (b)146           (b)6,272

--------------------------------------------



                                                 FISCAL                            FISCAL           FISCAL           FISCAL
                                                  YEAR           8 MONTHS           YEAR             YEAR             YEAR
                                                  ENDED            ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                              4/30/10         12/31/10*        12/31/11         12/31/12         12/31/13
=========================================== ================ ================ ================ ================ ================
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$7.074        (a)$11.289       (a)$11.812       (a)$10.749       (a)$12.609
                                            (b)$7.020        (b)$11.175       (b)$11.673       (b)$10.596       (b)$12.399
 Ending AUV................................ (a)$11.289       (a)$11.812       (a)$10.749       (a)$12.609       (a)$17.185
                                            (b)$11.175       (b)$11.673       (b)$10.596       (b)$12.399       (b)$16.856
 Ending Number of
   AUs..................................... (a)4,330,001     (a)4,053,341     (a)3,847,381     (a)3,375,489     (a)1,887,813
                                            (b)57,801        (b)56,013        (b)56,523        (b)51,662        (b)35,881

--------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$6.286        (a)$9.420        (a)$10.073       (a)$9.642        (a)$11.240
                                            (b)$6.239        (b)$9.326        (b)$9.956        (b)$9.506        (b)$11.054
 Ending AUV................................ (a)$9.420        (a)$10.073       (a)$9.642        (a)$11.240       (a)$15.050
                                            (b)$9.326        (b)$9.956        (b)$9.506        (b)$11.054       (b)$14.764
 Ending Number of
   AUs..................................... (a)3,100,603     (a)2,830,259     (a)2,556,855     (a)2,203,082     (a)1,429,345
                                            (b)41,058        (b)36,365        (b)36,103        (b)34,361        (b)28,227

--------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$1.557        (a)$2.188        (a)$2.419        (a)$2.264        (a)$2.413
                                            (b)$1.519        (b)$2.117        (b)$2.333        (b)$2.176        (b)$2.322
 Ending AUV................................ (a)$2.188        (a)$2.419        (a)$2.264        (a)$2.413        (a)$3.005
                                            (b)$2.117        (b)$2.333        (b)$2.176        (b)$2.322        (b)$2.888
 Ending Number of
   AUs..................................... (a)315,915       (a)320,100       (a)242,634       (a)203,793       (a)159,290
                                            (b)118           (b)118           (b)118           (b)118           (b)0

--------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV............................. (a)$7.748        (a)$10.434       (a)$11.635       (a)$12.229       (a)$13.725
                                            (b)$7.601        (b)$10.210       (b)$11.367       (b)$11.918       (b)$13.343
 Ending AUV................................ (a)$10.434       (a)$11.635       (a)$12.229       (a)$13.725       (a)$16.287
                                            (b)$10.210       (b)$11.367       (b)$11.918       (b)$13.343       (b)$15.794
 Ending Number of
   AUs..................................... (a)66,585        (a)70,248        (a)86,663        (a)71,959        (a)65,060
                                            (b)2,853         (b)2,849         (b)2,301         (b)2,216         (b)2,758

--------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$11.865       (a)$11.727       (a)$11.622       (a)$11.464       (a)$11.311
                                            (b)$11.570       (b)$11.407       (b)$11.288       (b)$11.105       (b)$10.929
 Ending AUV................................ (a)$11.727       (a)$11.622       (a)$11.464       (a)$11.311       (a)$11.158
                                            (b)$11.407       (b)$11.288       (b)$11.105       (b)$10.929       (b)$10.755
 Ending Number of
   AUs..................................... (a)923,248       (a)932,080       (a)1,065,113     (a)851,350       (a)846,532
                                            (b)2,612         (b)2,671         (b)12,947        (b)2,777         (b)1,919

--------------------------------------------



                                                 FISCAL           FISCAL           FISCAL
                                                  YEAR             YEAR             YEAR
                                                  ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                             12/31/14         12/31/15         12/31/16
=========================================== ================ ================ ===============
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$17.185       (a)$18.550       (a)$17.276
                                            (b)$16.856       (b)$18.149       (b)$16.861
 Ending AUV................................ (a)$18.550       (a)$17.276       (a)$21.352
                                            (b)$18.149       (b)$16.861       (b)$20.787
 Ending Number of
   AUs..................................... (a)1,400,384     (a)1,310,436     (a)1,105,818
                                            (b)26,276        (b)25,758        (b)22,078

--------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$15.050       (a)$14.889       (a)$13.628
                                            (b)$14.764       (b)$14.569       (b)$13.302
 Ending AUV................................ (a)$14.889       (a)$13.628       (a)$17.642
                                            (b)$14.569       (b)$13.302       (b)$17.177
 Ending Number of
   AUs..................................... (a)1,193,855     (a)1,083,227     (a)923,958
                                            (b)23,905        (b)22,669        (b)19,500

--------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$3.005        (a)$3.711        (a)$4.040
                                            (b)$2.888        (b)$3.557        (b)$3.863
 Ending AUV................................ (a)$3.711        (a)$4.040        (a)$4.668
                                            (b)$3.557        (b)$3.863        (b)$4.453
 Ending Number of
   AUs..................................... (a)154,555       (a)164,296       (a)186,509
                                            (b)0             (b)0             (b)0

--------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV............................. (a)$16.287       (a)$18.121       (a)$15.766
                                            (b)$15.794       (b)$17.528       (b)$15.212
 Ending AUV................................ (a)$18.121       (a)$15.766       (a)$17.241
                                            (b)$17.528       (b)$15.212       (b)$16.594
 Ending Number of
   AUs..................................... (a)53,124        (a)47,586        (a)57,619
                                            (b)2,718         (b)1,087         (b)1,046

--------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$11.158       (a)$11.005       (a)$10.862
                                            (b)$10.755       (b)$10.581       (b)$10.417
 Ending AUV................................ (a)$11.005       (a)$10.862       (a)$10.733
                                            (b)$10.581       (b)$10.417       (b)$10.268
 Ending Number of
   AUs..................................... (a)720,491       (a)524,458       (a)712,390
                                            (b)2,720         (b)2,405         (b)2,411

--------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




     PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                    ISSUE STATE
Administration Charge         Contract Maintenance Fee is $30.                             New Mexico
                                                                                           North Dakota
Administrative Charge         Charge will be deducted pro-rata from Variable Portfolios    Washington
                                only.
Annuity Date                  You may begin the Income Phase any time after your first     Florida
                                contract anniversary.
Death Benefits                If the contract is issued on or after your 83rd birthday,    Washington
                                but before your 86th birthday, the death benefit is
                              the greater of: 1) contract value or 2) Gross Purchase
                                Payments received prior to your 86th birthday
                              reduced for any withdrawals in the same proportion that the contract value was reduced by such withdrawal.
Death Benefits Upon Spousal   If the Continuing Spouse continues the contract on or after  Washington the Continuing Spouse's 83rd birthday but before
Continuation                  their 86th birthday, the death benefit is the greater of:
                                1) contract value or 2) contract value on the
                              Continuation date, plus Gross Purchase Payments received
                                after the Continuation Date but before the
                              Continuing Spouse's 86th birthday, reduced for any
                                withdrawals in the same proportion that the contract
                              value was reduced by such withdrawal.
Letter of Intent              The Letter of Intent is not applicable.                      Oregon
                                                                                           Texas
                                                                                           Washington
MarketLock                    Charge will be deducted pro-rata from Variable Portfolios    Washington
                                only.
MarketLock Income Plus        Charge will be deducted pro-rata from Variable Portfolios    Oregon
                                only.
MarketLock For Life Plus                                                                   Texas
                                                                                           Washington
Premium Tax                   We deduct premium tax charges of 0.50% for Qualified         California
                                contracts and 2.35% for Non-Qualified contracts
                              based on contract value when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                contracts based on total Purchase Payments
                              when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                                contracts based on contract value when you begin
                              the Income Phase.
Premium Tax                   For the first $500,000 in the contract, we deduct premium    South Dakota
                                tax charges of 1.25% for Non-Qualified contracts
                              based on total Purchase Payments when you begin the Income
                                Phase. For any amount in excess of $500,000
                              in the contract, we deduct front-end premium tax charges of
                                0.08% for Non-Qualified contracts based on
                              total Purchase Payments when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Qualified          West Virginia
                                contracts and 1.0% for Non-Qualified contracts based
                              on contract value when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                                contracts based on total Purchase Payments
                              when you begin the Income Phase.
Transfer Privilege            Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                                fee.                                                       Texas



                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1,
                                      2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE FOLLOWING IS A DESCRIPTION OF CERTAIN DIFFERENCES IN THE LIVING BENEFIT PROVISIONS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1, 2008 FROM THOSE DESCRIBED IN THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS.


MARKETLOCK FOR LIFE PLUS

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2008 AND ELECTED MARKETLOCK FOR LIFE PLUS THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

THE TABLES THAT PROVIDE THE AGE REQUIREMENT FOR ELECTING THE FEATURE ARE AS
FOLLOWS:


IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              50          75
         Joint Owners
    (based on the age of the
         older Owner)             50          75

IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            50          75          50          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       50          75          50        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       50          75          50        N/A(2)

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

The Income Credit is calculated as 6% of the Income Credit Base.

What determines the Maximum Annual Withdrawal Percentage?


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal. Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an Excess Withdrawal.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.70% of Benefit Base
 For Two Covered Persons    0.95% of Benefit Base


                                      D-1

MARKETLOCK

IF YOU PURCHASED YOUR CONTRACT IN OREGON PRIOR TO JANUARY 16, 2007 OR IN TEXAS PRIOR TO OCTOBER 13, 2006 AND YOU ELECTED MARKETLOCK, THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.


THE MARKETLOCK SUMMARY TABLE IS REPLACED WITH THE FOLLOWING:


MARKETLOCK SUMMARY TABLE


                                      MAXIMUM                              MAXIMUM
                                      ANNUAL                               ANNUAL
                                    WITHDRAWAL      INITIAL MINIMUM      WITHDRAWAL
                                    PERCENTAGE*        WITHDRAWAL       PERCENTAGE IF
                                   PRIOR TO ANY     PERIOD PRIOR TO     EXTENSION IS
    TIME OF FIRST WITHDRAWAL         EXTENSION       ANY EXTENSION         ELECTED
 Before 7th Benefit Year               5%              20 years              5%
   anniversary
 On or after 7th Benefit Year          7%           14.28 years**            7%
   anniversary

* If you are taking minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.

** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.


                                      D-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.


DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


                                      E-1

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by any Withdrawal Adjustment; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse's 83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced by any Withdrawal Adjustment.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS

                   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




DEATH BENEFIT DEFINED TERMS


Capital terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION.


PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the seventh contract anniversary date.

     d. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b.   The lesser of:

                                      F-1



              (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

              (2)    125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IF YOU ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION IF THE ORIGINAL OWNER ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Purchase Payments
 Years 5 - 9      40% of Earnings     65% of Purchase Payments*
 Years 10+        50% of Earnings     75% of Purchase Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Purchase Payments*
 Years

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Purchase Payments, as indicated in the table above.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary.

The EstatePlus benefit is only available if the original owner elected
EstatePlus.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus


                                      F-2



Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of contract value on
                                      the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*
 Years 5-9        40% of Earnings     65% of contract value on
                                      the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of contract value on
                                      the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of contract value on
 Years                                the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*

* Continuation Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2) equals the contract value on the Continuation Date plus any Continuation Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the contract value on the Continuation Date plus any Continuation Purchase Payments, as indicated in the tables above. The contract value on the Continuation Date is reduced proportionately for withdrawals after the Continuation Date (including any fees or charges applicable to the withdrawal).

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      F-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED

                           PRIOR TO NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




UPFRONT SALES CHARGE


We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.   The sum of:

          (a)        the Gross Purchase Payment amount;

          (b)        the current contract value of this contract; and

          (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.   The amount, if any, you agree to contribute to this contract.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                        GROSS PURCHASE
INVESTMENT AMOUNT                      PAYMENT INVESTED
 Less than $50,000                                5.75%
 $ 50,000 but less than $100,000                  4.75%
 $100,000 but less than $250,000                  3.50%
 $250,000 but less than $500,000                  2.50%
 $500,000 but less than $1,000,000                2.00%
 $1,000,000 or more                              0.50%*

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds (not available in Florida and Vermont).

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.


     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.


                                      G-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         APPENDIX H - EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS

                      ISSUED ON OR AFTER NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Assume that at contract issue (in January), you make an initial Gross Purchase Payment of $40,000. We deduct a sales charge of 5.75%. Two months later (in March), assuming that the contract value is $35,000, you make a subsequent Gross Purchase Payment of $100,000, which puts your contract in the investment amount of $140,000 ($100,000 + the greater of $35,000 and $40,000 ($40,000 +
$100,000)). We deduct a sales charge of 3.50%. Two months later (in May), you take a withdrawal of $50,000. Three months later (in August), assuming the contract value is $85,000, you make a subsequent Gross Purchase Payment of $160,000, which puts your contract in the investment amount of $250,000 ($160,000 + the greater of $85,000 and $90,000 ($160,000 + $40,000 + $100,000 -
$50,000)). We deduct a sales charge of 2.50%. The following year (in February), assuming the contract value is $280,000, you make a subsequent Gross Purchase Payment of $240,000, which puts your contract in the investment amount of $520,000 ($240,000 + the greater of $280,000 and $250,000 ($240,000 +
$280,000)). We deduct a sales charge of 2.00%.


                AMOUNT    CONTRACT VALUE ON
               OF GROSS      DATE GROSS      SUM OF PREVIOUS      SUM OF
 TRANSACTION   PURCHASE   PURCHASE PAYMENT    GROSS PURCHASE   WITHDRAWALS   INVESTMENT   SALES
    MONTH       PAYMENT      IS RECEIVED         PAYMENTS         TAKEN        AMOUNT     CHARGE
    January   $ 40,000          N/A               N/A             N/A       $ 40,000      5.75%
     March    $100,000   $ 35,000           $ 40,000          $     0       $140,000      3.50%
     August   $160,000   $ 85,000           $140,000          $50,000       $250,000      2.50%
    February  $240,000   $280,000           $300,000          $50,000       $520,000      2.00%


                                      H-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR
                                   CONTRACTS

                        ISSUED PRIOR TO FEBRUARY 6, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.

IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

IF YOU ARE CURRENTLY INVESTED IN A SAMPLE PORTFOLIO, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into any other Sample Portfolio Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations" and "Sample Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model/portfolio or the Allocations/Sample Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models or Sample Portfolios.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)




         VARIABLE PORTFOLIOS            ALLOCATION A     ALLOCATION B     ALLOCATION C
 American Funds Global Growth                2.0%             3.0%             4.0%
 American Funds Growth-Income                0.0%             0.0%             1.0%
 Blue Chip Growth                            2.0%             3.0%             4.0%
 Capital Appreciation                        3.0%             3.0%             4.0%
 Capital Growth                              2.0%             3.0%             3.0%
 Corporate Bond                             10.0%             8.0%             7.0%
 "Dogs" of Wall Street                       3.0%             3.0%             3.0%
 Emerging Markets                            0.0%             1.0%             2.0%
 Equity Opportunities                        3.0%             4.0%             4.0%
 Foreign Value                               3.0%             3.0%             3.0%
 Global Bond                                 4.0%             4.0%             2.0%
 Government and Quality Bond                 8.0%             8.0%             7.0%
 Growth-Income                               6.0%             7.0%             8.0%
 High-Yield Bond                             4.0%             3.0%             2.0%
 International Diversified Equities          3.0%             3.0%             4.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                          5.0%             5.0%             6.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                    6.0%             7.0%             8.0%
 Real Estate                                 0.0%             0.0%             0.0%
 Real Return                                 5.0%             3.0%             2.0%
 SA AB Growth                                1.0%             1.0%             1.0%
 SA Janus Focused Growth                     0.0%             1.0%             1.0%
 SA JPMorgan MFS Code Bond                  17.0%            13.0%            10.0%
 SA Legg Mason BW Large Cap
   Value                                     4.0%             4.0%             4.0%
 SA MFS Massachusetts Investors
   Trust                                     6.0%             6.0%             7.0%
 Small & Mid Cap Value                       1.0%             1.0%             1.0%
 Small Company Value                         0.0%             2.0%             2.0%
 Ultra Short Bond                            2.0%             1.0%             0.0%
                              TOTAL          100%             100%             100%


                                       I-1


SAMPLE ALLOCATIONS (EFFECTIVE FEBRUARY 11, 2013)




                                            BALANCED
                                             TOWARD         GROWTH       ALL EQUITY
                                             GROWTH          FOCUS         FOCUS
          VARIABLE PORTFOLIOS              ALLOCATION     ALLOCATION     ALLOCATION
 American Funds Global Growth                 12.0%          12.0%          17.0%
 American Funds Growth-Income                  9.0%          10.0%          10.0%
 Corporate Bond                               10.0%           8.0%           7.0%
 Foreign Value                                 5.0%           0.0%           0.0%
 Government and Quality Bond                  25.0%          20.0%           0.0%
 Growth Opportunities                          3.0%           5.0%           6.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                      6.0%          10.0%          13.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                            5.0%          10.0%          12.0%
 Mid Cap Growth                                4.0%           8.0%          10.0%
 SA MFS Massachusetts Investors Trust          7.0%          10.0%          14.0%
 SA MFS Total Return                          13.0%           0.0%           0.0%
                                  TOTAL        100%           100%           100%



                                      I-2



    Please forward a copy (without charge) of the PolarisII A-Class Platinum Series Variable Annuity Statement
                                           of Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT



                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                         VARIABLE ANNUITY ACCOUNT SEVEN

              POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2017, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2017

                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
General Account...............................................    4
Performance Data..............................................    4
Annuity Income Payments.......................................    5
Annuity Unit Values...........................................    5
Taxes.........................................................    7
Broker-Dealer Firms Receiving Revenue Sharing Payments........   15
Distribution of Contracts.....................................   15
Financial Statements..........................................   16

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Insurance Company ("SunAmerica Annuity"), an affiliate of AGL, merged with and into AGL ("Merger"). Prior to this date, the contracts in all states except New York were issued by SunAmerica Annuity.

Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).


NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).


Performance data for the various Variable Portfolios are computed in the manner described below.

VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:


                                  n
     [(1 - SC)     P]   (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     SC    =   sales charge
     ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or
               10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:


   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404


The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:


     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2017 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2017 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2017 may not exceed the lesser of $54,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2017 of less than

$99,000, your contribution may be fully deductible; if your income is between $99,000 and $119,000, your contribution may be partially deductible and if your income is $119,000 or more, your contribution may not be deductible. If you are single and your income in 2017 is less than $62,000, your contribution may be fully deductible; if your income is between $62,000 and $72,000, your contribution may be partially deductible and if your income is $72,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2017 is between $186,000 and $196,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2017 is less than: $186,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $118,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2016, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BancWest Investment Services, Inc.        Metropolitan Life Insurance Corporation
  BBVA Compass Investment Solutions, Inc.   Morgan Stanley & Co., Incorporated
  BOSC, Inc.                                NEXT Financial Group, Inc.
  CCO Investment Services Corporation       Primerica Financial Services
  Cetera Advisor Network LLC                PNC Investments
  Cetera Advisors LLC                       Raymond James & Associates
  Cetera Financial Specialists LLC          Raymond James Financial
  Cetera Investment Services LLC            RBC Capital Markets Corporation
  Citigroup Global Markets Inc.             Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  Fifth Third Securities, Inc.              Securities America, Inc.
  FSC Securities Corp.                      Securities Services Network
  Infinex Investments, Inc.                 Signator Investors/John Hancock Financial Network
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  James Borello & Co                        UnionBanc Investment Services
  Janney Montgomery Scott LLC.              United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Wescom Financial Services
  LPL Financial Corporation                 Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS


The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven and American General Life Insurance Company ("AGL").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

      - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies

                                                 Variable Annuity Account Seven
                                        American General Life Insurance Company

                                                                           2016

                                                                  Annual Report

                                                              December 31, 2016

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Annuity Account Seven sponsored by American General Life Insurance Company, as indicated in
Note 1, as of December 31, 2016, the results of each of their operations and changes in net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American General Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2017

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                              Due from
                                                                (to)
                                                              Company's                 Contract     Contract      Net Assets
                                                               General                  Owners -     Owners -    Attributable to
                                               Investments at Account,                  Annuity    Accumulation  Contract Owner
Sub-accounts                                     Fair Value      Net      Net Assets    Reserves     Reserves       Reserves
------------                                   -------------- --------- -------------- ---------- -------------- ---------------
American Funds Asset Allocation Fund Class 2   $  342,652,277       $-- $  342,652,277 $  682,669 $  341,969,608  $  342,652,277
American Funds Asset Allocation Portfolio
  Class 4                                           8,658,615        --      8,658,615         --      8,658,615       8,658,615
American Funds Bond Class 4                         3,900,622        --      3,900,622         --      3,900,622       3,900,622
American Funds Global Bond Class 4                    693,159        --        693,159         --        693,159         693,159
American Funds Global Growth Fund Class 2         287,191,804        --    287,191,804    776,244    286,415,560     287,191,804
American Funds Global Growth Portfolio Class 4      6,481,545        --      6,481,545         --      6,481,545       6,481,545
American Funds Global Small Capitalization
  Class 4                                             490,657        --        490,657         --        490,657         490,657
American Funds Growth Fund Class 2                233,251,854        --    233,251,854    905,172    232,346,682     233,251,854
American Funds Growth Portfolio Class 4            10,703,723        --     10,703,723         --     10,703,723      10,703,723
American Funds Growth-Income Fund Class 2         384,799,085        --    384,799,085  1,156,066    383,643,019     384,799,085
American Funds Growth-Income Portfolio Class 4     19,818,707        --     19,818,707         --     19,818,707      19,818,707
American Funds Insurance Series Capital
  Income Builder Class 4                            6,902,300        --      6,902,300         --      6,902,300       6,902,300
American Funds International Class 4                1,234,091        --      1,234,091         --      1,234,091       1,234,091
AST Asset Allocation Portfolio Class 1              8,837,236        --      8,837,236     28,027      8,809,209       8,837,236
AST Asset Allocation Portfolio Class 3             15,858,695        --     15,858,695    201,033     15,657,662      15,858,695
AST Capital Appreciation Portfolio Class 1         64,358,914        --     64,358,914    236,442     64,122,472      64,358,914
AST Capital Appreciation Portfolio Class 3        159,591,533        --    159,591,533    215,624    159,375,909     159,591,533
AST Government and Quality Bond Portfolio
  Class 1                                          29,620,180        --     29,620,180     60,587     29,559,593      29,620,180
AST Government and Quality Bond Portfolio
  Class 3                                         192,108,840        --    192,108,840    108,608    192,000,232     192,108,840
AST Growth Portfolio Class 1                       24,042,797        --     24,042,797    187,102     23,855,695      24,042,797
AST Growth Portfolio Class 3                        7,098,127        --      7,098,127     50,646      7,047,481       7,098,127
AST Natural Resources Portfolio Class 3             5,068,606        --      5,068,606         --      5,068,606       5,068,606
FTVIP Franklin Founding Funds Allocation VIP
  Fund Class 2                                     23,444,891        --     23,444,891    252,464     23,192,427      23,444,891
FTVIP Franklin Income VIP Fund Class 2             40,582,661        --     40,582,661    181,268     40,401,393      40,582,661
FTVIP Franklin Mutual Global Discovery VIP
  Fund Class 2                                      2,342,747        --      2,342,747         --      2,342,747       2,342,747
FTVIP Franklin Rising Dividends VIP Fund
  Class 2                                           3,251,138        --      3,251,138         --      3,251,138       3,251,138
FTVIP Franklin Strategic Income VIP Fund
  Class 2                                             608,459        --        608,459         --        608,459         608,459
FTVIP Templeton Global Bond VIP Fund Class 2          751,022        --        751,022         --        751,022         751,022
Goldman Sachs VIT Government Money Market
  Fund Service Class                                2,462,948        --      2,462,948         --      2,462,948       2,462,948
Invesco V.I. American Franchise Fund Series II      5,629,495        --      5,629,495     25,495      5,604,000       5,629,495
Invesco V.I. American Value Fund Series II            781,373        --        781,373         --        781,373         781,373
Invesco V.I. Comstock Fund Series II              271,383,326        --    271,383,326    583,189    270,800,137     271,383,326
Invesco V.I. Equity and Income Fund Series II       2,321,184        --      2,321,184         --      2,321,184       2,321,184
Invesco V.I. Growth and Income Fund Series II     284,534,321        --    284,534,321    458,584    284,075,737     284,534,321
Lord Abbett Fund Bond Debenture Portfolio
  Class VC                                          1,539,452        --      1,539,452         --      1,539,452       1,539,452
Lord Abbett Fund Developing Growth Class VC           139,424        --        139,424         --        139,424         139,424
Lord Abbett Fund Growth and Income Portfolio
  Class VC                                         95,866,819        --     95,866,819    647,768     95,219,051      95,866,819
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                         66,466,018        --     66,466,018    217,330     66,248,688      66,466,018
Lord Abbett Fund Total Return Class VC              1,579,660        --      1,579,660         --      1,579,660       1,579,660
SST Real Return Portfolio Class 3                  80,808,257        --     80,808,257      4,340     80,803,917      80,808,257
SAST Aggressive Growth Portfolio Class 1            4,354,707        --      4,354,707      6,653      4,348,054       4,354,707
SAST Aggressive Growth Portfolio Class 3            1,467,456        --      1,467,456        563      1,466,893       1,467,456
SAST SA AB Growth Portfolio Class 1                21,490,969        --     21,490,969     36,289     21,454,680      21,490,969
SAST SA AB Growth Portfolio Class 3                10,676,590        --     10,676,590     17,894     10,658,696      10,676,590
SAST Balanced Portfolio Class 1                    16,521,039        --     16,521,039     61,321     16,459,718      16,521,039
SAST Balanced Portfolio Class 3                    27,084,908        --     27,084,908    110,430     26,974,478      27,084,908
SAST Blue Chip Growth Portfolio Class 1             1,034,205        --      1,034,205         --      1,034,205       1,034,205
SAST Blue Chip Growth Portfolio Class 3            19,099,566        --     19,099,566        889     19,098,677      19,099,566
SAST Capital Growth Portfolio Class 1                 750,217        --        750,217         --        750,217         750,217
SAST Capital Growth Portfolio Class 3               7,294,587        --      7,294,587         --      7,294,587       7,294,587
SAST Corporate Bond Portfolio Class 1              40,447,589        --     40,447,589     80,961     40,366,628      40,447,589
SAST Corporate Bond Portfolio Class 3             211,510,868        --    211,510,868    277,074    211,233,794     211,510,868
SAST Dogs of Wall Street Portfolio Class 1          5,153,138        --      5,153,138        842      5,152,296       5,153,138
SAST Dogs of Wall Street Portfolio Class 3         38,577,794        --     38,577,794    100,022     38,477,772      38,577,794
SAST Dynamic Allocation Portfolio Class 3       1,761,569,641        --  1,761,569,641         --  1,761,569,641   1,761,569,641
SAST Emerging Markets Portfolio Class 1             3,747,379        --      3,747,379      4,933      3,742,446       3,747,379
SAST Emerging Markets Portfolio Class 3            17,946,996        --     17,946,996      4,605     17,942,391      17,946,996
SAST Equity Index Portfolio Class 1                 9,739,227        --      9,739,227     23,145      9,716,082       9,739,227
SAST Equity Opportunities Portfolio Class 1         7,677,663        --      7,677,663     15,217      7,662,446       7,677,663
SAST Equity Opportunities Portfolio Class 3        35,950,298        --     35,950,298     15,457     35,934,841      35,950,298
SAST Foreign Value Portfolio Class 3              100,849,004        --    100,849,004     36,463    100,812,541     100,849,004
SAST Fundamental Growth Portfolio Class 1           7,944,675        --      7,944,675     37,798      7,906,877       7,944,675
SAST Fundamental Growth Portfolio Class 3           3,667,810        --      3,667,810     41,777      3,626,033       3,667,810

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                            Due from
                                                              (to)
                                                            Company's              Contract   Contract     Net Assets
                                                             General               Owners -   Owners -   Attributable to
                                             Investments at Account,               Annuity  Accumulation Contract Owner
Sub-accounts                                   Fair Value      Net     Net Assets  Reserves   Reserves      Reserves
------------                                 -------------- --------- ------------ -------- ------------ ---------------
SAST Global Bond Portfolio Class 1            $  8,614,270     $--    $  8,614,270 $  3,775 $  8,610,495  $  8,614,270
SAST Global Bond Portfolio Class 3              53,216,042      --      53,216,042   49,741   53,166,301    53,216,042
SAST Global Equities Portfolio Class 1           4,113,467      --       4,113,467    4,999    4,108,468     4,113,467
SAST Global Equities Portfolio Class 3           4,311,116      --       4,311,116    5,131    4,305,985     4,311,116
SAST Growth Opportunities Portfolio Class 1      1,667,772      --       1,667,772       --    1,667,772     1,667,772
SAST Growth Opportunities Portfolio Class 3     18,771,191      --      18,771,191    2,407   18,768,784    18,771,191
SAST Growth-Income Portfolio Class 1            18,107,069      --      18,107,069   74,854   18,032,215    18,107,069
SAST Growth-Income Portfolio Class 3            82,515,700      --      82,515,700   60,628   82,455,072    82,515,700
SAST High-Yield Bond Portfolio Class 1           9,824,796      --       9,824,796    7,401    9,817,395     9,824,796
SAST High-Yield Bond Portfolio Class 3          48,601,128      --      48,601,128   69,383   48,531,745    48,601,128
SAST International Diversified Equities
  Portfolio Class 1                              3,261,764      --       3,261,764   23,753    3,238,011     3,261,764
SAST International Diversified Equities
  Portfolio Class 3                             18,962,981      --      18,962,981    5,394   18,957,587    18,962,981
SAST International Growth and Income
  Portfolio Class 1                              6,057,584      --       6,057,584   48,063    6,009,521     6,057,584
SAST International Growth and Income
  Portfolio Class 3                             15,881,644      --      15,881,644   22,903   15,858,741    15,881,644
SAST SA MFS Massachusetts Investors Trust
  Portfolio Class 1                              3,981,183      --       3,981,183   21,745    3,959,438     3,981,183
SAST SA MFS Massachusetts Investors Trust
  Portfolio Class 3                            118,745,962      --     118,745,962   14,330  118,731,632   118,745,962
SAST SA MFS Total Return Bond Portfolio
  Class 1                                       59,644,091      --      59,644,091  206,568   59,437,523    59,644,091
SAST SA MFS Total Return Bond Portfolio
  Class 3                                      123,798,988      --     123,798,988  163,871  123,635,117   123,798,988
SAST Mid-Cap Growth Portfolio Class 1            4,628,686      --       4,628,686    7,385    4,621,301     4,628,686
SAST Mid-Cap Growth Portfolio Class 3           26,292,226      --      26,292,226   12,309   26,279,917    26,292,226
SAST Real Estate Portfolio Class 1               4,302,528      --       4,302,528    3,384    4,299,144     4,302,528
SAST Real Estate Portfolio Class 3              18,921,733      --      18,921,733       --   18,921,733    18,921,733
SAST SA Janus Focused Growth Portfolio
  Class 3                                       25,864,179      --      25,864,179    1,153   25,863,026    25,864,179
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                             16,101,930      --      16,101,930    3,819   16,098,111    16,101,930
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                            212,522,624      --     212,522,624   54,583  212,468,041   212,522,624
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 1                             46,402,173      --      46,402,173  123,119   46,279,054    46,402,173
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 3                            107,058,552      --     107,058,552   74,897  106,983,655   107,058,552
SAST Small & Mid Cap Value Portfolio
  Class 3                                       47,836,070      --      47,836,070   32,294   47,803,776    47,836,070
SAST Small Company Value Portfolio Class
  1                                              3,476,611      --       3,476,611       --    3,476,611     3,476,611
SAST Small Company Value Portfolio Class
  3                                             36,521,011      --      36,521,011   14,086   36,506,925    36,521,011
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                             46,496,853      --      46,496,853       --   46,496,853    46,496,853
SAST Technology Portfolio Class 1                  406,181      --         406,181       --      406,181       406,181
SAST Technology Portfolio Class 3                2,031,852      --       2,031,852       --    2,031,852     2,031,852
SAST Telecom Utility Portfolio Class 1           1,663,093      --       1,663,093   16,424    1,646,669     1,663,093
SAST Telecom Utility Portfolio Class 3           2,413,853      --       2,413,853   39,377    2,374,476     2,413,853
SAST Ultra Short Bond Portfolio Class 1          8,037,179      --       8,037,179   70,681    7,966,498     8,037,179
SAST Ultra Short Bond Portfolio Class 3         11,706,173      --      11,706,173       --   11,706,173    11,706,173
SAST VCP Value Portfolio Class 3                41,368,391      --      41,368,391       --   41,368,391    41,368,391

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

                                                                                   Net Asset
                                                                                   Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares      Share       Value           Held      Level*
------------                                                           ----------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                            15,944,731    $21.49 $  342,652,277 $  294,683,840   1
American Funds Asset Allocation Portfolio Class 4                          404,042     21.43      8,658,615      8,388,773   1
American Funds Bond Class 4                                                364,544     10.70      3,900,622      3,987,607   1
American Funds Global Bond Class 4                                          62,560     11.08        693,159        716,584   1
American Funds Global Growth Fund Class 2                               12,041,585     23.85    287,191,804    281,596,930   1
American Funds Global Growth Portfolio Class 4                             272,219     23.81      6,481,545      6,850,353   1
American Funds Global Small Capitalization Class 4                          24,644     19.91        490,657        525,433   1
American Funds Growth Fund Class 2                                       3,485,533     66.92    233,251,854    214,084,932   1
American Funds Growth Portfolio Class 4                                    161,176     66.41     10,703,723     10,507,335   1
American Funds Growth-Income Fund Class 2                                8,745,434     44.00    384,799,085    361,348,768   1
American Funds Growth-Income Portfolio Class 4                             453,206     43.73     19,818,707     19,762,169   1
American Funds Insurance Series Capital Income Builder Class 4             730,402      9.45      6,902,300      6,985,313   1
American Funds International Class 4                                        74,164     16.64      1,234,091      1,272,984   1
AST Asset Allocation Portfolio Class 1                                     629,554     14.04      8,837,236      8,797,001   1
AST Asset Allocation Portfolio Class 3                                   1,137,845     13.94     15,858,695     17,165,812   1
AST Capital Appreciation Portfolio Class 1                               1,686,984     38.15     64,358,914     67,281,718   1
AST Capital Appreciation Portfolio Class 3                               4,448,967     35.87    159,591,533    175,800,576   1
AST Government and Quality Bond Portfolio Class 1                        1,990,269     14.88     29,620,180     30,015,401   1
AST Government and Quality Bond Portfolio Class 3                       12,953,482     14.83    192,108,840    196,530,944   1
AST Growth Portfolio Class 1                                               915,055     26.27     24,042,797     21,100,405   1
AST Growth Portfolio Class 3                                               270,460     26.24      7,098,127      6,627,697   1
AST Natural Resources Portfolio Class 3                                    278,644     18.19      5,068,606      5,533,822   1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                3,311,425      7.08     23,444,891     23,125,645   1
FTVIP Franklin Income VIP Fund Class 2                                   2,638,665     15.38     40,582,661     40,221,337   1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                    118,861     19.71      2,342,747      2,275,196   1
FTVIP Franklin Rising Dividends VIP Fund Class 2                           130,620     24.89      3,251,138      3,228,680   1
FTVIP Franklin Strategic Income VIP Fund Class 2                            57,186     10.64        608,459        592,997   1
FTVIP Templeton Global Bond VIP Fund Class 2                                46,217     16.25        751,022        718,787   1
Goldman Sachs VIT Government Money Market Fund Service Class             2,462,948      1.00      2,462,948      2,462,948   1
Invesco V.I. American Franchise Fund Series II                             108,343     51.96      5,629,495      4,148,607   1
Invesco V.I. American Value Fund Series II                                  46,235     16.90        781,373        735,702   1
Invesco V.I. Comstock Fund Series II                                    14,574,830     18.62    271,383,326    200,619,481   1
Invesco V.I. Equity and Income Fund Series II                              131,289     17.68      2,321,184      2,154,668   1
Invesco V.I. Growth and Income Fund Series II                           13,536,362     21.02    284,534,321    272,522,413   1
Lord Abbett Fund Bond Debenture Portfolio Class VC                         128,932     11.94      1,539,452      1,523,072   1
Lord Abbett Fund Developing Growth Class VC                                  6,428     21.69        139,424        135,599   1
Lord Abbett Fund Growth and Income Portfolio Class VC                    2,610,752     36.72     95,866,819     68,182,987   1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                        2,604,468     25.52     66,466,018     47,038,956   1
Lord Abbett Fund Total Return Class VC                                      96,145     16.43      1,579,660      1,633,965   1
SST Real Return Portfolio Class 3                                        8,400,598      9.62     80,808,257     82,355,276   1
SAST Aggressive Growth Portfolio Class 1                                   253,246     17.20      4,354,707      3,263,119   1
SAST Aggressive Growth Portfolio Class 3                                    87,657     16.74      1,467,456      1,364,441   1
SAST SA AB Growth Portfolio Class 1                                        593,020     36.24     21,490,969     18,962,744   1
SAST SA AB Growth Portfolio Class 3                                        298,445     35.77     10,676,590      8,799,614   1
SAST Balanced Portfolio Class 1                                            869,493     19.00     16,521,039     14,647,632   1
SAST Balanced Portfolio Class 3                                          1,432,623     18.91     27,084,908     27,131,476   1
SAST Blue Chip Growth Portfolio Class 1                                     97,377     10.62      1,034,205        910,434   1
SAST Blue Chip Growth Portfolio Class 3                                  1,815,058     10.52     19,099,566     18,290,393   1
SAST Capital Growth Portfolio Class 1                                       54,394     13.79        750,217        498,000   1
SAST Capital Growth Portfolio Class 3                                      541,679     13.47      7,294,587      6,057,302   1
SAST Corporate Bond Portfolio Class 1                                    3,041,603     13.30     40,447,589     38,785,044   1
SAST Corporate Bond Portfolio Class 3                                   16,004,055     13.22    211,510,868    208,004,729   1
SAST Dogs of Wall Street Portfolio Class 1                                 378,664     13.61      5,153,138      4,105,489   1
SAST Dogs of Wall Street Portfolio Class 3                               2,857,279     13.50     38,577,794     36,002,057   1
SAST Dynamic Allocation Portfolio Class 3                              144,096,643     12.22  1,761,569,641  1,771,130,444   1
SAST Emerging Markets Portfolio Class 1                                    564,136      6.64      3,747,379      4,486,042   1
SAST Emerging Markets Portfolio Class 3                                  2,735,522      6.56     17,946,996     19,672,617   1
SAST Equity Index Portfolio Class 1                                        515,320     18.90      9,739,227      5,894,823   1
SAST Equity Opportunities Portfolio Class 1                                382,280     20.08      7,677,663      4,276,918   1
SAST Equity Opportunities Portfolio Class 3                              1,796,782     20.01     35,950,298     31,189,394   1
SAST Foreign Value Portfolio Class 3                                     7,072,494     14.26    100,849,004     98,345,984   1
SAST Fundamental Growth Portfolio Class 1                                  388,280     20.46      7,944,675      7,921,572   1
SAST Fundamental Growth Portfolio Class 3                                  186,510     19.67      3,667,810      3,426,721   1
SAST Global Bond Portfolio Class 1                                         796,039     10.82      8,614,270      9,451,362   1
SAST Global Bond Portfolio Class 3                                       5,006,750     10.63     53,216,042     56,091,643   1
SAST Global Equities Portfolio Class 1                                     216,169     19.03      4,113,467      3,388,702   1

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

                                                                        Net Asset
                                                                        Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares     Share       Value           Held      Level*
------------                                                 ---------- --------- -------------- -------------- ------
SAST Global Equities Portfolio Class 3                          228,148  $18.90    $  4,311,116   $  4,036,617    1
SAST Growth Opportunities Portfolio Class 1                     219,626    7.59       1,667,772      1,865,201    1
SAST Growth Opportunities Portfolio Class 3                   2,618,977    7.17      18,771,191     20,764,841    1
SAST Growth-Income Portfolio Class 1                            554,578   32.65      18,107,069     13,474,731    1
SAST Growth-Income Portfolio Class 3                          2,539,608   32.49      82,515,700     74,980,762    1
SAST High-Yield Bond Portfolio Class 1                        1,709,343    5.75       9,824,796      9,524,740    1
SAST High-Yield Bond Portfolio Class 3                        8,508,149    5.71      48,601,128     47,665,553    1
SAST International Diversified Equities Portfolio Class 1       369,069    8.84       3,261,764      3,323,933    1
SAST International Diversified Equities Portfolio Class 3     2,158,673    8.78      18,962,981     20,176,827    1
SAST International Growth and Income Portfolio Class 1          663,130    9.13       6,057,584      6,078,198    1
SAST International Growth and Income Portfolio Class 3        1,734,751    9.16      15,881,644     14,251,966    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1     195,929   20.32       3,981,183      3,416,143    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3   5,867,818   20.24     118,745,962    105,765,683    1
SAST SA MFS Total Return Bond Portfolio Class 1               3,168,623   18.82      59,644,091     50,139,484    1
SAST SA MFS Total Return Bond Portfolio Class 3               6,590,160   18.79     123,798,988    106,880,454    1
SAST Mid-Cap Growth Portfolio Class 1                           308,223   15.02       4,628,686      4,310,945    1
SAST Mid-Cap Growth Portfolio Class 3                         1,835,607   14.32      26,292,226     26,093,828    1
SAST Real Estate Portfolio Class 1                              285,240   15.08       4,302,528      3,767,600    1
SAST Real Estate Portfolio Class 3                            1,264,840   14.96      18,921,733     18,574,110    1
SAST SA Janus Focused Growth Portfolio Class 3                2,374,864   10.89      25,864,179     28,206,806    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1              1,825,314    8.82      16,101,930     16,371,890    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3             24,329,613    8.74     212,522,624    216,038,691    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1       2,353,682   19.71      46,402,173     51,610,815    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3       5,457,014   19.62     107,058,552    122,166,750    1
SAST Small & Mid Cap Value Portfolio Class 3                  2,554,156   18.73      47,836,070     44,907,495    1
SAST Small Company Value Portfolio Class 1                      140,421   24.76       3,476,611      2,517,340    1
SAST Small Company Value Portfolio Class 3                    1,487,200   24.56      36,521,011     28,187,573    1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3          4,353,267   10.68      46,496,853     46,137,254    1
SAST Technology Portfolio Class 1                                68,973    5.89         406,181        274,206    1
SAST Technology Portfolio Class 3                               357,747    5.68       2,031,852      1,547,917    1
SAST Telecom Utility Portfolio Class 1                          121,540   13.68       1,663,093      1,502,301    1
SAST Telecom Utility Portfolio Class 3                          176,904   13.64       2,413,853      2,520,227    1
SAST Ultra Short Bond Portfolio Class 1                         763,545   10.53       8,037,179      8,065,425    1
SAST Ultra Short Bond Portfolio Class 3                       1,135,521   10.31      11,706,173     11,732,877    1
SAST VCP Value Portfolio Class 3                              3,318,475   12.47      41,368,391     39,193,645    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             American
                                                                American    Funds Asset                            American
                                                              Funds Asset   Allocation   American     American   Funds Global
                                                               Allocation    Portfolio  Funds Bond  Funds Global Growth Fund
                                                              Fund Class 2    Class 4    Class 4    Bond Class 4   Class 2
                                                              ------------  ----------- ----------  ------------ ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $  5,393,534  $  114,676  $   50,483    $  2,908   $  2,605,972
   Mortality and expense risk and administrative charges        (2,994,929)    (67,735)    (25,095)     (4,281)    (2,626,721)
                                                              ------------  ----------  ----------    --------   ------------
   Net investment income (loss)                                  2,398,605      46,941      25,388      (1,373)       (20,749)
   Net realized gain (loss)                                      8,811,040      48,836       1,031       4,215      5,928,361
   Capital gain distribution from mutual funds                   8,282,349     140,005       7,559         680     24,647,852
   Change in unrealized appreciation (depreciation) of
     investments                                                 8,104,448     297,260     (79,835)    (22,459)   (31,642,428)
                                                              ------------  ----------  ----------    --------   ------------
Increase (decrease) in net assets from operations               27,596,442     533,042     (45,857)    (18,937)    (1,086,964)
                                                              ------------  ----------  ----------    --------   ------------
From contract transactions:
   Payments received from contract owners                        5,460,269   4,850,404   2,139,308     391,988      2,566,675
   Payments for contract benefits or terminations              (31,646,390)   (232,049)    (71,494)     (7,838)   (23,639,030)
   Transfers between sub-accounts (including fixed
     account), net                                                (967,536)     81,611   1,347,662     194,964      3,417,181
   Contract maintenance charges                                 (1,623,057)    (27,666)     (9,815)     (2,009)    (1,371,410)
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,948          --          --          --          1,674
                                                              ------------  ----------  ----------    --------   ------------
Increase (decrease) in net assets from contract transactions   (28,774,766)  4,672,300   3,405,661     577,105    (19,024,910)
                                                              ------------  ----------  ----------    --------   ------------
Increase (decrease) in net assets                               (1,178,324)  5,205,342   3,359,804     558,168    (20,111,874)
Net assets at beginning of period                              343,830,601   3,453,273     540,818     134,991    307,303,678
                                                              ------------  ----------  ----------    --------   ------------
Net assets at end of period                                   $342,652,277  $8,658,615  $3,900,622    $693,159   $287,191,804
                                                              ============  ==========  ==========    ========   ============
Beginning units                                                 13,800,419     350,305      55,010      14,164      8,401,863
Units issued                                                       470,160     598,715     351,304      67,231        487,211
Units redeemed                                                  (1,586,635)   (135,418)    (16,265)     (9,597)    (1,011,765)
                                                              ------------  ----------  ----------    --------   ------------
Ending units                                                    12,683,944     813,602     390,049      71,798      7,877,309
                                                              ============  ==========  ==========    ========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $  5,796,185  $   47,765  $    5,073    $     --   $  3,244,648
   Mortality and expense risk and administrative charges        (3,175,190)     (9,359)       (604)       (189)    (2,955,740)
                                                              ------------  ----------  ----------    --------   ------------
   Net investment income (loss)                                  2,620,995      38,406       4,469        (189)       288,908
   Net realized gain (loss)                                     10,485,033      (3,948)       (445)        (14)    11,002,266
   Capital gain distribution from mutual funds                  25,915,307          --          --          --     31,441,033
   Change in unrealized appreciation (depreciation) of
     investments                                               (37,149,324)    (27,419)     (7,149)       (966)   (23,577,879)
                                                              ------------  ----------  ----------    --------   ------------
Increase (decrease) in net assets from operations                1,872,011       7,039      (3,125)     (1,169)    19,154,328
                                                              ------------  ----------  ----------    --------   ------------
From contract transactions:
   Payments received from contract owners                        9,351,687   3,256,041     482,629     131,786      6,378,981
   Payments for contract benefits or terminations              (34,881,767)   (258,667)         (9)         --    (28,049,096)
   Transfers between sub-accounts (including fixed
     account), net                                              (1,695,466)    451,382      61,348       4,374     (8,818,908)
   Contract maintenance charges                                 (1,611,379)     (2,522)        (25)         --     (1,393,790)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (4,288)         --          --          --         (5,416)
                                                              ------------  ----------  ----------    --------   ------------
Increase (decrease) in net assets from contract transactions   (28,841,213)  3,446,234     543,943     136,160    (31,888,229)
                                                              ------------  ----------  ----------    --------   ------------
Increase (decrease) in net assets                              (26,969,202)  3,453,273     540,818     134,991    (12,733,901)
Net assets at beginning of period                              370,799,803          --          --          --    320,037,579
                                                              ------------  ----------  ----------    --------   ------------
Net assets at end of period                                   $343,830,601  $3,453,273  $  540,818    $134,991   $307,303,678
                                                              ============  ==========  ==========    ========   ============
Beginning units                                                 14,950,644          --          --          --      9,267,274
Units issued                                                       673,130     438,058      57,342      14,212        396,315
Units redeemed                                                  (1,823,355)    (87,753)     (2,332)        (48)    (1,261,726)
                                                              ------------  ----------  ----------    --------   ------------
Ending units                                                    13,800,419     350,305      55,010      14,164      8,401,863
                                                              ============  ==========  ==========    ========   ============

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                          American       American                                   American
                                                        Funds Global   Funds Global                   American        Funds
                                                           Growth         Small         American    Funds Growth     Growth-
                                                         Portfolio    Capitalization  Funds Growth   Portfolio     Income Fund
                                                          Class 4        Class 4      Fund Class 2    Class 4        Class 2
                                                        ------------  --------------  ------------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $   40,487        $    443  $  1,756,490   $    53,512  $  5,505,312
   Mortality and expense risk and administrative
     charges                                                 (55,802)         (3,332)   (2,081,208)      (87,240)   (3,411,904)
                                                          ----------        --------  ------------   -----------  ------------
   Net investment income (loss)                              (15,315)         (2,889)     (324,718)      (33,728)    2,093,408
   Net realized gain (loss)                                  (11,891)         (2,314)    4,911,677        (4,999)    8,067,205
   Capital gain distribution from mutual funds               413,980          47,510    20,737,783       671,741    42,239,312
   Change in unrealized appreciation (depreciation) of
     investments                                            (328,901)        (33,659)   (6,592,801)      155,124   (14,353,304)
                                                          ----------        --------  ------------   -----------  ------------
Increase (decrease) in net assets from operations             57,873           8,648    18,731,941       788,138    38,046,621
                                                          ----------        --------  ------------   -----------  ------------
From contract transactions:
   Payments received from contract owners                  1,964,088         236,749     2,564,961     4,108,344     5,525,419
   Payments for contract benefits or terminations            (63,054)         (4,793)  (19,317,866)     (195,891)  (36,283,644)
   Transfers between sub-accounts (including fixed
     account), net                                           980,010          88,596    (5,000,282)      820,558   (11,191,353)
   Contract maintenance charges                              (23,950)         (1,393)     (868,546)      (35,916)   (1,015,538)
   Adjustments to net assets allocated to contracts in
     payout period                                                --              --       (18,434)           --        (8,879)
                                                          ----------        --------  ------------   -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             2,857,094         319,159   (22,640,167)    4,697,095   (42,973,995)
                                                          ----------        --------  ------------   -----------  ------------
Increase (decrease) in net assets                          2,914,967         327,807    (3,908,226)    5,485,233    (4,927,374)
Net assets at beginning of period                          3,566,578         162,850   237,160,080     5,218,490   389,726,459
                                                          ----------        --------  ------------   -----------  ------------
Net assets at end of period                               $6,481,545        $490,657  $233,251,854   $10,703,723  $384,799,085
                                                          ==========        ========  ============   ===========  ============
Beginning units                                              371,671          17,669     6,991,923       529,725    13,649,512
Units issued                                                 330,850          37,146       193,212       516,380       313,463
Units redeemed                                               (22,162)         (1,972)     (845,568)      (39,968)   (1,766,382)
                                                          ----------        --------  ------------   -----------  ------------
Ending units                                                 680,359          52,843     6,339,567     1,006,137    12,196,593
                                                          ==========        ========  ============   ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $   28,561        $     --  $  1,466,689   $    33,886  $  5,294,582
   Mortality and expense risk and administrative
     charges                                                 (10,015)           (155)   (2,251,353)      (16,463)   (3,702,797)
                                                          ----------        --------  ------------   -----------  ------------
   Net investment income (loss)                               18,546            (155)     (784,664)       17,423     1,591,785
   Net realized gain (loss)                                   (1,576)           (221)    8,639,600         2,868    13,658,384
   Capital gain distribution from mutual funds                    --              --    51,411,515            --    60,430,767
   Change in unrealized appreciation (depreciation) of
     investments                                             (39,907)         (1,117)  (44,954,980)       41,264   (72,937,113)
                                                          ----------        --------  ------------   -----------  ------------
Increase (decrease) in net assets from operations            (22,937)         (1,493)   14,311,471        61,555     2,743,823
                                                          ----------        --------  ------------   -----------  ------------
From contract transactions:
   Payments received from contract owners                  3,263,344         137,606     6,118,227     5,052,910    12,494,099
   Payments for contract benefits or terminations            (35,488)             --   (21,843,515)      (54,991)  (40,808,022)
   Transfers between sub-accounts (including fixed
     account), net                                           364,018          26,737    (6,575,480)      162,984    (3,782,070)
   Contract maintenance charges                               (2,359)             --      (866,403)       (3,968)   (1,031,714)
   Adjustments to net assets allocated to contracts in
     payout period                                                --              --        (3,724)           --        (4,155)
                                                          ----------        --------  ------------   -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             3,589,515         164,343   (23,170,895)    5,156,935   (33,131,862)
                                                          ----------        --------  ------------   -----------  ------------
Increase (decrease) in net assets                          3,566,578         162,850    (8,859,424)    5,218,490   (30,388,039)
Net assets at beginning of period                                 --              --   246,019,504            --   420,114,498
                                                          ----------        --------  ------------   -----------  ------------
Net assets at end of period                               $3,566,578        $162,850  $237,160,080   $ 5,218,490  $389,726,459
                                                          ==========        ========  ============   ===========  ============
Beginning units                                                   --              --     7,675,561            --    14,782,301
Units issued                                                 382,699          18,926       325,758       546,911       745,020
Units redeemed                                               (11,028)         (1,257)   (1,009,396)      (17,186)   (1,877,809)
                                                          ----------        --------  ------------   -----------  ------------
Ending units                                                 371,671          17,669     6,991,923       529,725    13,649,512
                                                          ==========        ========  ============   ===========  ============

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        American
                                                         American        Funds
                                                           Funds       Insurance
                                                          Growth-    Series Capital    American      AST Asset    AST Asset
                                                          Income         Income          Funds       Allocation   Allocation
                                                         Portfolio      Builder      International   Portfolio    Portfolio
                                                          Class 4       Class 4         Class 4       Class 1      Class 3
                                                        -----------  --------------  -------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                            $   231,279      $  143,262     $   14,031  $   251,167  $   409,855
   Mortality and expense risk and administrative
     charges                                               (161,822)        (47,542)        (8,029)     (94,671)    (143,287)
                                                        -----------      ----------     ----------  -----------  -----------
   Net investment income (loss)                              69,457          95,720          6,002      156,496      266,568
   Net realized gain (loss)                                 (40,447)         (1,272)        (2,413)     179,239      115,830
   Capital gain distribution from mutual funds            1,565,800              --         48,407      624,281    1,119,320
   Change in unrealized appreciation (depreciation) of
     investments                                            137,219         (56,271)       (31,184)    (130,733)     (81,069)
                                                        -----------      ----------     ----------  -----------  -----------
Increase (decrease) in net assets from operations         1,732,029          38,177         20,812      829,283    1,420,649
                                                        -----------      ----------     ----------  -----------  -----------
   From contract transactions:
   Payments received from contract owners                 7,203,964       3,520,742        807,793       20,187      318,896
   Payments for contract benefits or terminations          (341,051)        (87,173)       (12,163)  (1,222,122)  (1,176,497)
   Transfers between sub-accounts (including fixed
     account), net                                        2,094,472       1,629,098        161,454     (203,154)      18,505
   Contract maintenance charges                             (67,996)        (19,135)        (2,784)         (21)    (148,659)
   Adjustments to net assets allocated to contracts in
     payout period                                               --              --             --         (126)     (11,202)
                                                        -----------      ----------     ----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            8,889,389       5,043,532        954,300   (1,405,236)    (998,957)
                                                        -----------      ----------     ----------  -----------  -----------
Increase (decrease) in net assets                        10,621,418       5,081,709        975,112     (575,953)     421,692
Net assets at beginning of period                         9,197,289       1,820,591        258,979    9,413,189   15,437,003
                                                        -----------      ----------     ----------  -----------  -----------
Net assets at end of period                             $19,818,707      $6,902,300     $1,234,091  $ 8,837,236  $15,858,695
                                                        ===========      ==========     ==========  ===========  ===========
Beginning units                                             958,117         194,626         29,832      352,953      761,810
Units issued                                                990,528         549,382        112,303       13,716       36,684
Units redeemed                                              (72,448)        (26,276)        (2,846)     (59,075)     (83,503)
                                                        -----------      ----------     ----------  -----------  -----------
Ending units                                              1,876,197         717,732        139,289      307,594      714,991
                                                        ===========      ==========     ==========  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                            $   105,132      $    7,588     $    2,485  $   296,034  $   436,820
   Mortality and expense risk and administrative
     charges                                                (26,158)         (1,911)          (345)    (110,058)    (142,717)
                                                        -----------      ----------     ----------  -----------  -----------
   Net investment income (loss)                              78,974           5,677          2,140      185,976      294,103
   Net realized gain (loss)                                  (1,602)           (128)            (7)     441,837      331,106
   Capital gain distribution from mutual funds                   --              --             --    1,022,014    1,645,253
   Change in unrealized appreciation (depreciation) of
     investments                                            (80,680)        (26,742)        (7,709)  (1,892,584)  (2,742,891)
                                                        -----------      ----------     ----------  -----------  -----------
Increase (decrease) in net assets from operations            (3,308)        (21,193)        (5,576)    (242,757)    (472,429)
                                                        -----------      ----------     ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                 8,549,063       1,728,310        260,397      101,626    1,383,289
   Payments for contract benefits or terminations           (88,063)         (1,895)            --   (1,545,242)  (1,050,573)
   Transfers between sub-accounts (including fixed
     account), net                                          746,277         115,412          4,158     (136,075)     360,682
   Contract maintenance charges                              (6,680)            (43)            --          (19)    (142,003)
   Adjustments to net assets allocated to contracts in
     payout period                                               --              --             --          184        8,594
                                                        -----------      ----------     ----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            9,200,597       1,841,784        264,555   (1,579,526)     559,989
                                                        -----------      ----------     ----------  -----------  -----------
Increase (decrease) in net assets                         9,197,289       1,820,591        258,979   (1,822,283)      87,560
Net assets at beginning of period                                --              --             --   11,235,472   15,349,443
                                                        -----------      ----------     ----------  -----------  -----------
Net assets at end of period                             $ 9,197,289      $1,820,591     $  258,979  $ 9,413,189  $15,437,003
                                                        ===========      ==========     ==========  ===========  ===========
Beginning units                                                  --              --             --      413,782      734,890
Units issued                                                977,186         199,266         29,835       12,092      101,381
Units redeemed                                              (19,069)         (4,640)            (3)     (72,921)     (74,461)
                                                        -----------      ----------     ----------  -----------  -----------
Ending units                                                958,117         194,626         29,832      352,953      761,810
                                                        ===========      ==========     ==========  ===========  ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          AST            AST
                                                         AST Capital   AST Capital     Government     Government
                                                         Appreciation  Appreciation   and Quality    and Quality    AST Growth
                                                          Portfolio     Portfolio    Bond Portfolio Bond Portfolio  Portfolio
                                                           Class 1       Class 3        Class 1        Class 3       Class 1
                                                         ------------  ------------  -------------- -------------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --  $         --   $   439,291    $  2,185,508  $   249,402
   Mortality and expense risk and administrative
     charges                                                 (628,646)   (1,450,989)     (297,888)     (1,836,121)    (229,714)
                                                         ------------  ------------   -----------    ------------  -----------
   Net investment income (loss)                              (628,646)   (1,450,989)      141,403         349,387       19,688
   Net realized gain (loss)                                 1,279,784       779,362       128,745         (56,016)     490,330
   Capital gain distribution from mutual funds              8,404,424    21,488,748       211,766       1,272,627    1,681,541
   Change in unrealized appreciation (depreciation)
     of investments                                        (8,553,563)  (19,599,947)     (269,228)     (1,075,843)    (750,703)
                                                         ------------  ------------   -----------    ------------  -----------
Increase (decrease) in net assets from operations             501,999     1,217,174       212,686         490,155    1,440,856
                                                         ------------  ------------   -----------    ------------  -----------
From contract transactions:
   Payments received from contract owners                      43,765     4,141,337        13,321       5,005,683       17,678
   Payments for contract benefits or terminations          (6,794,545)  (11,544,097)   (4,471,219)    (13,075,581)  (2,639,049)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,221,506)    2,074,937     1,614,361      12,575,732     (606,244)
   Contract maintenance charges                                   (36)     (982,889)          (36)     (1,921,733)         (40)
   Adjustments to net assets allocated to contracts in
     payout period                                             (1,702)       (7,017)          776             568          (48)
                                                         ------------  ------------   -----------    ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (7,974,024)   (6,317,729)   (2,842,797)      2,584,669   (3,227,703)
                                                         ------------  ------------   -----------    ------------  -----------
Increase (decrease) in net assets                          (7,472,025)   (5,100,555)   (2,630,111)      3,074,824   (1,786,847)
Net assets at beginning of period                          71,830,939   164,692,088    32,250,291     189,034,016   25,829,644
                                                         ------------  ------------   -----------    ------------  -----------
Net assets at end of period                              $ 64,358,914  $159,591,533   $29,620,180    $192,108,840  $24,042,797
                                                         ============  ============   ===========    ============  ===========
Beginning units                                             1,898,339     5,191,860     1,743,658      11,018,411    1,177,357
Units issued                                                   21,381       423,636       160,075       1,355,563       12,339
Units redeemed                                               (234,829)     (618,337)     (305,746)     (1,195,392)    (158,666)
                                                         ------------  ------------   -----------    ------------  -----------
Ending units                                                1,684,891     4,997,159     1,597,987      11,178,582    1,031,030
                                                         ============  ============   ===========    ============  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $         --  $         --   $   515,645    $  2,475,715  $   173,299
   Mortality and expense risk and administrative
     charges                                                 (725,490)   (1,552,944)     (334,137)     (1,851,095)    (272,644)
                                                         ------------  ------------   -----------    ------------  -----------
   Net investment income (loss)                              (725,490)   (1,552,944)      181,508         624,620      (99,345)
   Net realized gain (loss)                                 3,359,017     5,281,113        75,441        (324,225)   1,153,797
   Capital gain distribution from mutual funds             12,130,178    28,629,417       121,545         702,943    3,844,660
   Change in unrealized appreciation (depreciation)
     of investments                                        (8,964,273)  (20,061,993)     (511,373)     (2,246,229)  (5,016,892)
                                                         ------------  ------------   -----------    ------------  -----------
Increase (decrease) in net assets from operations           5,799,432    12,295,593      (132,879)     (1,242,891)    (117,780)
                                                         ------------  ------------   -----------    ------------  -----------
From contract transactions:
   Payments received from contract owners                      67,752     6,887,390        19,161       9,021,540       40,804
   Payments for contract benefits or terminations          (9,156,781)  (12,936,296)   (5,249,009)    (12,283,017)  (3,458,687)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,858,390)   (5,474,592)     (254,946)      2,634,799     (597,127)
   Contract maintenance charges                                   (35)     (985,395)          (35)     (1,787,016)         (39)
   Adjustments to net assets allocated to contracts in
     payout period                                             (2,774)           39           715             104          886
                                                         ------------  ------------   -----------    ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (10,950,228)  (12,508,854)   (5,484,114)     (2,413,590)  (4,014,163)
                                                         ------------  ------------   -----------    ------------  -----------
Increase (decrease) in net assets                          (5,150,796)     (213,261)   (5,616,993)     (3,656,481)  (4,131,943)
Net assets at beginning of period                          76,981,735   164,905,349    37,867,284     192,690,497   29,961,587
                                                         ------------  ------------   -----------    ------------  -----------
Net assets at end of period                              $ 71,830,939  $164,692,088   $32,250,291    $189,034,016  $25,829,644
                                                         ============  ============   ===========    ============  ===========
Beginning units                                             2,205,175     5,579,110     2,042,628      11,143,087    1,359,826
Units issued                                                   19,575       398,357        81,546       1,379,386        5,611
Units redeemed                                               (326,411)     (785,607)     (380,516)     (1,504,062)    (188,080)
                                                         ------------  ------------   -----------    ------------  -----------
Ending units                                                1,898,339     5,191,860     1,743,658      11,018,411    1,177,357
                                                         ============  ============   ===========    ============  ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           FTVIP                     FTVIP
                                                                                          Franklin                 Franklin
                                                                                          Founding                  Mutual
                                                                           AST Natural     Funds        FTVIP       Global
                                                               AST Growth   Resources    Allocation    Franklin    Discovery
                                                               Portfolio    Portfolio     VIP Fund    Income VIP   VIP Fund
                                                                Class 3      Class 3      Class 2    Fund Class 2   Class 2
                                                              -----------  -----------  -----------  ------------ ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $    51,669  $   200,073  $   868,384  $ 1,927,163  $   30,434
   Mortality and expense risk and administrative charges          (64,514)     (46,401)    (210,483)    (377,565)    (15,530)
                                                              -----------  -----------  -----------  -----------  ----------
   Net investment income (loss)                                   (12,845)     153,672      657,901    1,549,598      14,904
   Net realized gain (loss)                                       162,098     (939,831)      74,603      278,949      (2,496)
   Capital gain distribution from mutual funds                    479,052           --      735,084           --     144,313
   Change in unrealized appreciation (depreciation) of
     investments                                                 (221,139)   2,028,976    1,126,942    2,929,489      72,691
                                                              -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                 407,166    1,242,817    2,594,530    4,758,036     229,412
                                                              -----------  -----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                         648,425       61,108    1,139,292    1,702,624   1,163,331
   Payments for contract benefits or terminations                (373,523)    (478,623)  (1,321,994)  (2,291,399)    (18,406)
   Transfers between sub-accounts (including fixed
     account), net                                                 14,442     (422,949)    (278,096)    (755,546)    360,399
   Contract maintenance charges                                   (32,736)     (29,259)    (139,286)    (288,773)     (6,272)
   Adjustments to net assets allocated to contracts in
     payout period                                                    259           --      (10,137)         358          --
                                                              -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      256,867     (869,723)    (610,221)  (1,632,736)  1,499,052
                                                              -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                 664,033      373,094    1,984,309    3,125,300   1,728,464
Net assets at beginning of period                               6,434,094    4,695,512   21,460,582   37,457,361     614,283
                                                              -----------  -----------  -----------  -----------  ----------
Net assets at end of period                                   $ 7,098,127  $ 5,068,606  $23,444,891  $40,582,661  $2,342,747
                                                              ===========  ===========  ===========  ===========  ==========
Beginning units                                                   354,765      722,867    1,768,040    2,899,949      68,433
Units issued                                                       51,396       52,412      151,354      204,162     178,406
Units redeemed                                                    (36,667)    (167,135)    (196,190)    (320,358)    (11,568)
                                                              -----------  -----------  -----------  -----------  ----------
Ending units                                                      369,494      608,144    1,723,204    2,783,753     235,271
                                                              ===========  ===========  ===========  ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $    23,001  $    59,511  $   587,976  $ 1,776,510  $       --
   Mortality and expense risk and administrative charges          (63,814)     (46,105)    (196,549)    (372,192)       (693)
                                                              -----------  -----------  -----------  -----------  ----------
   Net investment income (loss)                                   (40,813)      13,406      391,427    1,404,318        (693)
   Net realized gain (loss)                                       317,717     (403,841)     152,854      513,930          25
   Capital gain distribution from mutual funds                    931,408           --       32,151           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,278,869)    (792,292)  (2,135,839)  (5,074,826)     (5,140)
                                                              -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                 (70,557)  (1,182,727)  (1,559,407)  (3,156,578)     (5,808)
                                                              -----------  -----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                         883,079      399,586    2,992,629    2,750,291     609,933
   Payments for contract benefits or terminations                (507,425)    (367,319)  (1,202,447)  (2,804,557)        (19)
   Transfers between sub-accounts (including fixed
     account), net                                                (71,098)     679,449    2,151,961    2,650,820      10,177
   Contract maintenance charges                                   (31,148)     (27,898)    (126,889)    (274,320)         --
   Adjustments to net assets allocated to contracts in
     payout period                                                    262           --        3,160          131          --
                                                              -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      273,670      683,818    3,818,414    2,322,365     620,091
                                                              -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                 203,113     (498,909)   2,259,007     (834,213)    614,283
Net assets at beginning of period                               6,230,981    5,194,421   19,201,575   38,291,574          --
                                                              -----------  -----------  -----------  -----------  ----------
Net assets at end of period                                   $ 6,434,094  $ 4,695,512  $21,460,582  $37,457,361  $  614,283
                                                              ===========  ===========  ===========  ===========  ==========
Beginning units                                                   338,909      620,083    1,468,341    2,725,829          --
Units issued                                                       60,755      179,745      430,123      497,346      68,965
Units redeemed                                                    (44,899)     (76,961)    (130,424)    (323,226)       (532)
                                                              -----------  -----------  -----------  -----------  ----------
Ending units                                                      354,765      722,867    1,768,040    2,899,949      68,433
                                                              ===========  ===========  ===========  ===========  ==========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                      Goldman
                                                                 FTVIP        FTVIP        FTVIP     Sachs VIT
                                                               Franklin      Franklin    Templeton   Government   Invesco V.I.
                                                                Rising      Strategic   Global Bond Money Market    American
                                                             Dividends VIP  Income VIP   VIP Fund   Fund Service   Franchise
                                                             Fund Class 2  Fund Class 2   Class 2      Class     Fund Series II
                                                             ------------- ------------ ----------- ------------ --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   25,547     $ 13,273    $     --   $       568    $       --
   Mortality and expense risk and administrative charges         (22,465)      (4,348)     (4,685)       (7,832)      (50,584)
                                                              ----------     --------    --------   -----------    ----------
   Net investment income (loss)                                    3,082        8,925      (4,685)       (7,264)      (50,584)
   Net realized gain (loss)                                         (750)         655      (3,543)           --       352,651
   Capital gain distribution from mutual funds                   219,729           --         342            --       511,643
   Change in unrealized appreciation (depreciation) of
     investments                                                  30,912       17,864      33,621            --      (772,953)
                                                              ----------     --------    --------   -----------    ----------
Increase (decrease) in net assets from operations                252,973       27,444      25,735        (7,264)       40,757
                                                              ----------     --------    --------   -----------    ----------
From contract transactions:
   Payments received from contract owners                      1,598,483      287,186     409,339     1,281,619       189,146
   Payments for contract benefits or terminations                (17,437)      (8,377)     (3,088)   (1,103,272)     (375,820)
   Transfers between sub-accounts (including fixed
     account), net                                               615,456      171,386     195,814     2,300,088       (51,646)
   Contract maintenance charges                                   (9,149)      (1,960)     (2,074)       (8,223)      (12,637)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           --          --            --         3,621
                                                              ----------     --------    --------   -----------    ----------
Increase (decrease) in net assets from contract transactions   2,187,353      448,235     599,991     2,470,212      (247,336)
                                                              ----------     --------    --------   -----------    ----------
Increase (decrease) in net assets                              2,440,326      475,679     625,726     2,462,948      (206,579)
Net assets at beginning of period                                810,812      132,780     125,296            --     5,836,074
                                                              ----------     --------    --------   -----------    ----------
Net assets at end of period                                   $3,251,138     $608,459    $751,022   $ 2,462,948    $5,629,495
                                                              ==========     ========    ========   ===========    ==========
Beginning units                                                   85,739       14,178      13,337            --       320,128
Units issued                                                     231,982       51,010      73,338       457,213        24,506
Units redeemed                                                   (18,130)      (4,338)     (8,137)     (209,404)      (38,862)
                                                              ----------     --------    --------   -----------    ----------
Ending units                                                     299,591       60,850      78,538       247,809       305,772
                                                              ==========     ========    ========   ===========    ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $       --     $     --    $     --   $        --    $       --
   Mortality and expense risk and administrative charges            (848)        (192)       (167)           --       (54,476)
                                                              ----------     --------    --------   -----------    ----------
   Net investment income (loss)                                     (848)        (192)       (167)           --       (54,476)
   Net realized gain (loss)                                          217           (2)         88            --       548,060
   Capital gain distribution from mutual funds                        --           --          --            --        31,968
   Change in unrealized appreciation (depreciation) of
     investments                                                  (8,454)      (2,401)     (1,386)           --      (304,120)
                                                              ----------     --------    --------   -----------    ----------
Increase (decrease) in net assets from operations                 (9,085)      (2,595)     (1,465)           --       221,432
                                                              ----------     --------    --------   -----------    ----------
From contract transactions:
   Payments received from contract owners                        770,639      131,550     127,866            --       272,525
   Payments for contract benefits or terminations                   (190)         (10)       (184)           --      (724,704)
   Transfers between sub-accounts (including fixed
     account), net                                                49,451        3,835        (921)           --        52,467
   Contract maintenance charges                                       (3)          --          --            --       (11,772)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           --          --            --        (2,908)
                                                              ----------     --------    --------   -----------    ----------
Increase (decrease) in net assets from contract transactions     819,897      135,375     126,761            --      (414,392)
                                                              ----------     --------    --------   -----------    ----------
Increase (decrease) in net assets                                810,812      132,780     125,296            --      (192,960)
Net assets at beginning of period                                     --           --          --            --     6,029,034
                                                              ----------     --------    --------   -----------    ----------
Net assets at end of period                                   $  810,812     $132,780    $125,296   $        --    $5,836,074
                                                              ==========     ========    ========   ===========    ==========
Beginning units                                                       --           --          --            --       342,917
Units issued                                                      87,778       14,187      14,880            --        36,389
Units redeemed                                                    (2,039)          (9)     (1,543)           --       (59,178)
                                                              ----------     --------    --------   -----------    ----------
Ending units                                                      85,739       14,178      13,337            --       320,128
                                                              ==========     ========    ========   ===========    ==========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                    Lord Abbett
                                                          Invesco V.I.                  Invesco V.I.  Invesco V.I.   Fund Bond
                                                            American     Invesco V.I.    Equity and    Growth and    Debenture
                                                           Value Fund      Comstock     Income Fund   Income Fund    Portfolio
                                                           Series II    Fund Series II   Series II     Series II     Class VC
                                                          ------------  --------------  ------------  ------------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                 $     696    $  3,430,011    $   30,630  $  2,415,428   $   66,805
   Mortality and expense risk and administrative charges        (5,221)     (2,384,687)      (16,437)   (2,497,630)      (9,779)
                                                             ---------    ------------    ----------  ------------   ----------
   Net investment income (loss)                                 (4,525)      1,045,324        14,193       (82,202)      57,026
   Net realized gain (loss)                                      7,503      13,204,208         6,082     4,653,199          269
   Capital gain distribution from mutual funds                  33,801      20,620,048        59,201    25,558,997           --
   Change in unrealized appreciation (depreciation) of
     investments                                                51,535       4,331,455       174,497    16,781,769       31,543
                                                             ---------    ------------    ----------  ------------   ----------
Increase (decrease) in net assets from operations               88,314      39,201,035       253,973    46,911,763       88,838
                                                             ---------    ------------    ----------  ------------   ----------
From contract transactions:
   Payments received from contract owners                      430,143       4,167,430       842,852     4,080,402      846,675
   Payments for contract benefits or terminations             (132,238)    (21,090,443)      (23,946)  (21,222,570)     (33,475)
   Transfers between sub-accounts (including fixed
     account), net                                             249,713     (13,306,990)      546,206   (16,948,939)     368,800
   Contract maintenance charges                                 (2,038)     (1,462,626)       (7,125)   (1,658,260)      (3,820)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --         (22,321)           --       (10,787)          --
                                                             ---------    ------------    ----------  ------------   ----------
Increase (decrease) in net assets from contract
  transactions                                                 545,580     (31,714,950)    1,357,987   (35,760,154)   1,178,180
                                                             ---------    ------------    ----------  ------------   ----------
Increase (decrease) in net assets                              633,894       7,486,085     1,611,960    11,151,609    1,267,018
Net assets at beginning of period                              147,479     263,897,241       709,224   273,382,712      272,434
                                                             ---------    ------------    ----------  ------------   ----------
Net assets at end of period                                  $ 781,373    $271,383,326    $2,321,184  $284,534,321   $1,539,452
                                                             =========    ============    ==========  ============   ==========
Beginning units                                                 17,092      13,030,090        74,887    12,088,924       28,967
Units issued                                                    82,059         474,830       157,914       457,942      124,033
Units redeemed                                                 (19,658)     (1,940,258)      (17,008)   (1,909,521)      (5,367)
                                                             ---------    ------------    ----------  ------------   ----------
Ending units                                                    79,493      11,564,662       215,793    10,637,345      147,633
                                                             =========    ============    ==========  ============   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                 $      --    $  4,690,696    $       --  $  7,438,933   $   10,904
   Mortality and expense risk and administrative charges          (198)     (2,591,194)         (788)   (2,666,861)        (355)
                                                             ---------    ------------    ----------  ------------   ----------
   Net investment income (loss)                                   (198)      2,099,502          (788)    4,772,072       10,549
   Net realized gain (loss)                                         (5)     10,795,876           144     8,140,943          (71)
   Capital gain distribution from mutual funds                      --         774,664            --    43,527,460           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (5,864)    (33,332,542)       (7,981)  (68,076,949)     (15,163)
                                                             ---------    ------------    ----------  ------------   ----------
Increase (decrease) in net assets from operations               (6,067)    (19,662,500)       (8,625)  (11,636,474)      (4,685)
                                                             ---------    ------------    ----------  ------------   ----------
From contract transactions:
   Payments received from contract owners                      152,092       9,516,399       680,092     9,274,367      248,297
   Payments for contract benefits or terminations                   --     (24,238,590)       (1,412)  (25,179,261)         (10)
   Transfers between sub-accounts (including fixed
     account), net                                               1,454       6,692,321        39,183     2,996,701       28,832
   Contract maintenance charges                                     --      (1,416,875)          (14)   (1,601,538)          --
   Adjustments to net assets allocated to contracts in
     payout period                                                  --          (1,546)           --        (4,370)          --
                                                             ---------    ------------    ----------  ------------   ----------
Increase (decrease) in net assets from contract
  transactions                                                 153,546      (9,448,291)      717,849   (14,514,101)     277,119
                                                             ---------    ------------    ----------  ------------   ----------
Increase (decrease) in net assets                              147,479     (29,110,791)      709,224   (26,150,575)     272,434
Net assets at beginning of period                                   --     293,008,032            --   299,533,287           --
                                                             ---------    ------------    ----------  ------------   ----------
Net assets at end of period                                  $ 147,479    $263,897,241    $  709,224  $273,382,712   $  272,434
                                                             =========    ============    ==========  ============   ==========
Beginning units                                                     --      13,432,283            --    12,674,952           --
Units issued                                                    17,100       1,155,379        75,859       996,673       29,982
Units redeemed                                                      (8)     (1,557,572)         (972)   (1,582,701)      (1,015)
                                                             ---------    ------------    ----------  ------------   ----------
Ending units                                                    17,092      13,030,090        74,887    12,088,924       28,967
                                                             =========    ============    ==========  ============   ==========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                        Lord Abbett    Lord Abbett  Lord Abbett
                                                            Fund       Fund Growth  Fund Mid Cap  Lord Abbett    SST Real
                                                         Developing    and Income      Stock       Fund Total     Return
                                                        Growth Class    Portfolio    Portfolio    Return Class   Portfolio
                                                             VC         Class VC      Class VC         VC         Class 3
                                                        ------------  ------------  ------------  ------------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                $     --  $  1,359,040  $    319,167    $   39,481  $        --
   Mortality and expense risk and administrative
     charges                                                    (964)     (813,008)     (555,467)       (9,024)    (770,326)
                                                            --------  ------------  ------------    ----------  -----------
   Net investment income (loss)                                 (964)      546,032      (236,300)       30,457     (770,326)
   Net realized gain (loss)                                     (250)    3,840,382     2,453,280           255     (327,639)
   Capital gain distribution from mutual funds                    --     1,247,146     3,628,972         5,735           --
   Change in unrealized appreciation (depreciation) of
     investments                                               4,487     8,259,143     3,317,262       (45,694)   3,150,452
                                                            --------  ------------  ------------    ----------  -----------
Increase (decrease) in net assets from operations              3,273    13,892,703     9,163,214        (9,247)   2,052,487
                                                            --------  ------------  ------------    ----------  -----------
From contract transactions:
   Payments received from contract owners                     81,628     1,187,408       707,885       682,277    2,308,384
   Payments for contract benefits or terminations             (1,318)   (9,717,765)   (5,634,195)      (32,484)  (4,242,176)
   Transfers between sub-accounts (including fixed
     account), net                                            30,119    (3,454,278)     (952,437)      684,979    4,428,264
   Contract maintenance charges                                 (417)     (224,691)      (88,165)       (3,791)    (945,075)
   Adjustments to net assets allocated to contracts in
     payout period                                                --       (17,075)       (3,258)           --          (87)
                                                            --------  ------------  ------------    ----------  -----------
Increase (decrease) in net assets from contract
  transactions                                               110,012   (12,226,401)   (5,970,170)    1,330,981    1,549,310
                                                            --------  ------------  ------------    ----------  -----------
Increase (decrease) in net assets                            113,285     1,666,302     3,193,044     1,321,734    3,601,797
Net assets at beginning of period                             26,139    94,200,517    63,272,974       257,926   77,206,460
                                                            --------  ------------  ------------    ----------  -----------
Net assets at end of period                                 $139,424  $ 95,866,819  $ 66,466,018    $1,579,660  $80,808,257
                                                            ========  ============  ============    ==========  ===========
Beginning units                                                3,026     5,236,341     2,957,952        26,416    6,657,177
Units issued                                                  14,213        97,687        80,881       135,769      766,635
Units redeemed                                                  (466)     (743,160)     (344,520)       (5,357)    (637,657)
                                                            --------  ------------  ------------    ----------  -----------
Ending units                                                  16,773     4,590,868     2,694,313       156,828    6,786,155
                                                            ========  ============  ============    ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                $     --  $  1,190,791  $    386,433    $    7,120  $ 2,964,045
   Mortality and expense risk and administrative
     charges                                                     (23)     (898,861)     (608,373)         (295)    (765,117)
                                                            --------  ------------  ------------    ----------  -----------
   Net investment income (loss)                                  (23)      291,930      (221,940)        6,825    2,198,928
   Net realized gain (loss)                                       --     4,469,309     3,309,092          (226)    (310,524)
   Capital gain distribution from mutual funds                   132     5,097,524     3,980,828            --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (663)  (13,568,120)  (10,082,476)       (8,611)  (3,722,224)
                                                            --------  ------------  ------------    ----------  -----------
Increase (decrease) in net assets from operations               (554)   (3,709,357)   (3,014,496)       (2,012)  (1,833,820)
                                                            --------  ------------  ------------    ----------  -----------
From contract transactions:
   Payments received from contract owners                     24,979     1,532,812     1,135,582       254,421    4,032,191
   Payments for contract benefits or terminations                 --   (11,434,306)   (7,197,703)          (10)  (3,697,929)
   Transfers between sub-accounts (including fixed
     account), net                                             1,714    (1,868,906)     (506,875)        5,527    1,882,088
   Contract maintenance charges                                   --      (228,158)      (92,095)           --     (866,894)
   Adjustments to net assets allocated to contracts in
     payout period                                                --         3,154        (1,410)           --           --
                                                            --------  ------------  ------------    ----------  -----------
Increase (decrease) in net assets from contract
  transactions                                                26,693   (11,995,404)   (6,662,501)      259,938    1,349,456
                                                            --------  ------------  ------------    ----------  -----------
Increase (decrease) in net assets                             26,139   (15,704,761)   (9,676,997)      257,926     (484,364)
Net assets at beginning of period                                 --   109,905,278    72,949,971            --   77,690,824
                                                            --------  ------------  ------------    ----------  -----------
Net assets at end of period                                 $ 26,139  $ 94,200,517  $ 63,272,974    $  257,926  $77,206,460
                                                            ========  ============  ============    ==========  ===========
Beginning units                                                   --     5,879,894     3,251,181            --    6,541,717
Units issued                                                   3,026       169,256       116,703        27,205      885,048
Units redeemed                                                    --      (812,809)     (409,932)         (789)    (769,588)
                                                            --------  ------------  ------------    ----------  -----------
Ending units                                                   3,026     5,236,341     2,957,952        26,416    6,657,177
                                                            ========  ============  ============    ==========  ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST        SAST
                                                                Aggressive  Aggressive   SAST SA AB   SAST SA AB     SAST
                                                                  Growth      Growth       Growth       Growth     Balanced
                                                                Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                                 Class 1     Class 3      Class 1      Class 3      Class 1
                                                                ----------  ----------  -----------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $       --  $       --  $    46,351  $        --  $   280,910
   Mortality and expense risk and administrative charges           (50,441)    (13,037)    (266,163)     (97,551)    (192,048)
                                                                ----------  ----------  -----------  -----------  -----------
   Net investment income (loss)                                    (50,441)    (13,037)    (219,812)     (97,551)      88,862
   Net realized gain (loss)                                        141,458      34,121      805,492      700,940      500,014
   Capital gain distribution from mutual funds                          --          --    2,860,116    1,414,594      739,427
   Change in unrealized appreciation (depreciation) of
     investments                                                   163,236      64,139   (3,121,040)  (1,841,711)    (348,114)
                                                                ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                  254,253      85,223      324,756      176,272      980,189
                                                                ----------  ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                               --     214,536       20,429      330,883           --
   Payments for contract benefits or terminations                 (410,931)    (55,015)  (2,652,121)  (1,226,794)  (1,777,814)
   Transfers between sub-accounts (including fixed
     account), net                                                (113,188)    (15,714)    (124,761)      34,920     (188,337)
   Contract maintenance charges                                       (219)     (7,473)        (470)     (31,374)         (22)
   Adjustments to net assets allocated to contracts in payout
     period                                                             55          --         (713)         (76)       1,048
                                                                ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions      (524,283)    136,334   (2,757,636)    (892,441)  (1,965,125)
                                                                ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                                 (270,030)    221,557   (2,432,880)    (716,169)    (984,936)
Net assets at beginning of period                                4,624,737   1,245,899   23,923,849   11,392,759   17,505,975
                                                                ----------  ----------  -----------  -----------  -----------
Net assets at end of period                                     $4,354,707  $1,467,456  $21,490,969  $10,676,590  $16,521,039
                                                                ==========  ==========  ===========  ===========  ===========
Beginning units                                                    257,772      98,917      536,456      736,479      846,633
Units issued                                                         1,201      21,619       15,213       67,385       18,334
Units redeemed                                                     (29,536)    (10,337)     (79,101)    (124,100)    (114,810)
                                                                ----------  ----------  -----------  -----------  -----------
Ending units                                                       229,437     110,199      472,568      679,764      750,157
                                                                ==========  ==========  ===========  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $       --  $       --  $    30,627  $        --  $   312,890
   Mortality and expense risk and administrative charges           (59,524)    (12,858)    (289,402)    (100,845)    (207,292)
                                                                ----------  ----------  -----------  -----------  -----------
   Net investment income (loss)                                    (59,524)    (12,858)    (258,775)    (100,845)     105,598
   Net realized gain (loss)                                        231,569      96,611      891,273      799,725      697,049
   Capital gain distribution from mutual funds                          --          --    2,332,086    1,101,744    1,330,263
   Change in unrealized appreciation (depreciation) of
     investments                                                  (260,156)   (122,448)    (668,827)    (751,306)  (2,323,367)
                                                                ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                  (88,111)    (38,695)   2,295,757    1,049,318     (190,457)
                                                                ----------  ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            7,978     103,844        1,912      461,635      121,216
   Payments for contract benefits or terminations                 (573,655)   (112,381)  (2,294,634)  (1,103,723)  (2,169,281)
   Transfers between sub-accounts (including fixed
     account), net                                                  91,910     112,563      122,292      108,055      869,008
   Contract maintenance charges                                       (224)     (8,095)        (448)     (30,961)         (21)
   Adjustments to net assets allocated to contracts in payout
     period                                                            307          --          401         (548)       1,661
                                                                ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions      (473,684)     95,931   (2,170,477)    (565,542)  (1,177,417)
                                                                ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                                 (561,795)     57,236      125,280      483,776   (1,367,874)
Net assets at beginning of period                                5,186,532   1,188,663   23,798,569   10,908,983   18,873,849
                                                                ----------  ----------  -----------  -----------  -----------
Net assets at end of period                                     $4,624,737  $1,245,899  $23,923,849  $11,392,759  $17,505,975
                                                                ==========  ==========  ===========  ===========  ===========
Beginning units                                                    283,118      92,022      580,540      775,228      888,903
Units issued                                                        12,422      30,767       27,138       77,226       87,979
Units redeemed                                                     (37,768)    (23,872)     (71,222)    (115,975)    (130,249)
                                                                ----------  ----------  -----------  -----------  -----------
Ending units                                                       257,772      98,917      536,456      736,479      846,633
                                                                ==========  ==========  ===========  ===========  ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST       SAST Blue    SAST Blue   SAST Capital  SAST Capital
                                                         Balanced    Chip Growth  Chip Growth     Growth        Growth
                                                         Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                          Class 3      Class 1      Class 3      Class 1       Class 3
                                                        -----------  -----------  -----------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                            $   375,814   $    6,819  $    67,524      $  1,435    $       --
   Mortality and expense risk and administrative
     charges                                               (246,411)      (9,885)    (186,024)       (6,826)      (64,952)
                                                        -----------   ----------  -----------      --------    ----------
   Net investment income (loss)                             129,403       (3,066)    (118,500)       (5,391)      (64,952)
   Net realized gain (loss)                                 309,841       71,299      306,410        38,536       190,267
   Capital gain distribution from mutual funds            1,154,388       34,747      571,468         3,161        28,613
   Change in unrealized appreciation (depreciation) of
     investments                                            (74,377)     (37,654)     173,029       (26,330)      (53,367)
                                                        -----------   ----------  -----------      --------    ----------
Increase (decrease) in net assets from operations         1,519,255       65,326      932,407         9,976       100,561
                                                        -----------   ----------  -----------      --------    ----------
From contract transactions:
   Payments received from contract owners                 2,721,885           --    1,651,477            28       855,566
   Payments for contract benefits or terminations        (1,763,722)    (114,578)  (1,023,404)      (46,988)     (211,985)
   Transfers between sub-accounts (including fixed
     account), net                                        1,802,547     (110,532)   1,528,272       (37,039)      726,310
   Contract maintenance charges                            (203,986)          --      (94,314)           --       (32,966)
   Adjustments to net assets allocated to contracts in
     payout period                                              280           --         (798)           --            --
                                                        -----------   ----------  -----------      --------    ----------
Increase (decrease) in net assets from contract
  transactions                                            2,557,004     (225,110)   2,061,233       (83,999)    1,336,925
                                                        -----------   ----------  -----------      --------    ----------
Increase (decrease) in net assets                         4,076,259     (159,784)   2,993,640       (74,023)    1,437,486
Net assets at beginning of period                        23,008,649    1,193,989   16,105,926       824,240     5,857,101
                                                        -----------   ----------  -----------      --------    ----------
Net assets at end of period                             $27,084,908   $1,034,205  $19,099,566      $750,217    $7,294,587
                                                        ===========   ==========  ===========      ========    ==========
Beginning units                                           1,585,475      119,655    1,694,503        65,769       484,355
Units issued                                                354,979       12,077      393,687           996       159,129
Units redeemed                                             (174,983)     (33,566)    (173,472)       (7,730)      (45,104)
                                                        -----------   ----------  -----------      --------    ----------
Ending units                                              1,765,471       98,166    1,914,718        59,035       598,380
                                                        ===========   ==========  ===========      ========    ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                            $   359,551   $    4,881  $    28,644      $    599    $       --
   Mortality and expense risk and administrative
     charges                                               (213,221)     (11,278)    (148,905)       (7,429)      (44,510)
                                                        -----------   ----------  -----------      --------    ----------
   Net investment income (loss)                             146,330       (6,397)    (120,261)       (6,830)      (44,510)
   Net realized gain (loss)                                 678,252      134,651      290,309        39,750       227,566
   Capital gain distribution from mutual funds            1,750,708       21,262      271,093        33,353       213,122
   Change in unrealized appreciation (depreciation) of
     investments                                         (2,860,422)     (99,492)    (154,215)      (27,301)     (206,105)
                                                        -----------   ----------  -----------      --------    ----------
Increase (decrease) in net assets from operations          (285,132)      50,024      286,926        38,972       190,073
                                                        -----------   ----------  -----------      --------    ----------
From contract transactions:
   Payments received from contract owners                 3,626,482           --    4,265,578            28     1,386,454
   Payments for contract benefits or terminations        (1,800,764)    (163,837)    (459,533)      (88,876)     (300,192)
   Transfers between sub-accounts (including fixed
     account), net                                        1,573,287      (82,507)   1,601,697        (5,970)      469,027
   Contract maintenance charges                            (175,483)          --      (72,520)           --       (22,900)
   Adjustments to net assets allocated to contracts in
     payout period                                             (604)          --           --            --            --
                                                        -----------   ----------  -----------      --------    ----------
Increase (decrease) in net assets from contract
  transactions                                            3,222,918     (246,344)   5,335,222       (94,818)    1,532,389
                                                        -----------   ----------  -----------      --------    ----------
Increase (decrease) in net assets                         2,937,786     (196,320)   5,622,148       (55,846)    1,722,462
Net assets at beginning of period                        20,070,863    1,390,309   10,483,778       880,086     4,134,639
                                                        -----------   ----------  -----------      --------    ----------
Net assets at end of period                             $23,008,649   $1,193,989  $16,105,926      $824,240    $5,857,101
                                                        ===========   ==========  ===========      ========    ==========
Beginning units                                           1,361,038      144,142    1,134,077        73,470       354,790
Units issued                                                442,971       13,313      696,037            12       176,354
Units redeemed                                             (218,534)     (37,800)    (135,611)       (7,713)      (46,789)
                                                        -----------   ----------  -----------      --------    ----------
Ending units                                              1,585,475      119,655    1,694,503        65,769       484,355
                                                        ===========   ==========  ===========      ========    ==========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                        SAST            SAST       SAST Dogs of  SAST Dogs of   SAST Dynamic
                                                     Corporate       Corporate     Wall Street   Wall Street     Allocation
                                                   Bond Portfolio  Bond Portfolio   Portfolio     Portfolio    Portfolio Class
                                                      Class 1         Class 3        Class 1       Class 3            3
                                                   --------------  --------------  ------------  ------------  ---------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $ 1,923,572    $  9,140,452    $  113,727   $   767,439   $   25,014,498
   Mortality and expense risk and administrative
     charges                                             (379,518)     (1,946,971)      (51,382)     (373,774)     (16,226,787)
                                                      -----------    ------------    ----------   -----------   --------------
   Net investment income (loss)                         1,544,054       7,193,481        62,345       393,665        8,787,711
   Net realized gain (loss)                               684,765       1,516,555       273,158       922,577        3,450,758
   Capital gain distribution from mutual funds                 --              --       262,728     1,966,892               --
   Change in unrealized appreciation
     (depreciation) of investments                        997,365       6,446,830       153,538     2,446,770       49,409,343
                                                      -----------    ------------    ----------   -----------   --------------
Increase (decrease) in net assets from operations       3,226,184      15,156,866       751,769     5,729,904       61,647,812
                                                      -----------    ------------    ----------   -----------   --------------
From contract transactions:
   Payments received from contract owners                  20,699       5,024,940            --     1,843,730      191,833,530
   Payments for contract benefits or terminations      (4,959,687)    (15,945,761)     (562,714)   (2,481,642)     (41,513,638)
   Transfers between sub-accounts (including
     fixed account), net                                 (371,494)        865,175       549,564    (1,455,798)      63,706,603
   Contract maintenance charges                               (18)     (1,654,242)          (16)     (360,903)     (29,118,982)
   Adjustments to net assets allocated to
     contracts in payout period                               196          (7,319)            1        (6,729)              --
                                                      -----------    ------------    ----------   -----------   --------------
Increase (decrease) in net assets from contract
  transactions                                         (5,310,304)    (11,717,207)      (13,165)   (2,461,342)     184,907,513
                                                      -----------    ------------    ----------   -----------   --------------
Increase (decrease) in net assets                      (2,084,120)      3,439,659       738,604     3,268,562      246,555,325
Net assets at beginning of period                      42,531,709     208,071,209     4,414,534    35,309,232    1,515,014,316
                                                      -----------    ------------    ----------   -----------   --------------
Net assets at end of period                           $40,447,589    $211,510,868    $5,153,138   $38,577,794   $1,761,569,641
                                                      ===========    ============    ==========   ===========   ==============
Beginning units                                         1,735,202       8,839,925       169,379     1,278,100      127,410,161
Units issued                                               58,617         617,767        22,218       128,083       26,742,238
Units redeemed                                           (261,243)     (1,091,554)      (23,197)     (206,350)     (11,019,267)
                                                      -----------    ------------    ----------   -----------   --------------
Ending units                                            1,532,576       8,366,138       168,400     1,199,833      143,133,132
                                                      ===========    ============    ==========   ===========   ==============
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $ 1,744,595    $  7,674,415    $   86,892   $   620,462   $   14,306,184
   Mortality and expense risk and administrative
     charges                                             (421,591)     (1,996,410)      (48,621)     (345,976)     (12,647,775)
                                                      -----------    ------------    ----------   -----------   --------------
   Net investment income (loss)                         1,323,004       5,678,005        38,271       274,486        1,658,409
   Net realized gain (loss)                               788,519       2,119,548       306,568       514,038           36,912
   Capital gain distribution from mutual funds            136,453         644,690       299,886     2,427,287       11,431,909
   Change in unrealized appreciation
     (depreciation) of investments                     (3,146,985)    (13,439,877)     (606,634)   (2,940,311)    (103,341,182)
                                                      -----------    ------------    ----------   -----------   --------------
Increase (decrease) in net assets from operations        (899,009)     (4,997,634)       38,091       275,500      (90,213,952)
                                                      -----------    ------------    ----------   -----------   --------------
From contract transactions:
   Payments received from contract owners                  52,919       9,074,599           189     3,278,189      436,787,767
   Payments for contract benefits or terminations      (6,201,616)    (17,611,691)     (318,089)   (1,645,689)     (26,531,284)
   Transfers between sub-accounts (including
     fixed account), net                                  (28,944)      2,279,121      (160,824)      725,501      230,412,633
   Contract maintenance charges                               (16)     (1,568,764)          (15)     (328,792)     (20,349,363)
   Adjustments to net assets allocated to
     contracts in payout period                               150           4,673           164            61               --
                                                      -----------    ------------    ----------   -----------   --------------
Increase (decrease) in net assets from contract
  transactions                                         (6,177,507)     (7,822,062)     (478,575)    2,029,270      620,319,753
                                                      -----------    ------------    ----------   -----------   --------------
Increase (decrease) in net assets                      (7,076,516)    (12,819,696)     (440,484)    2,304,770      530,105,801
Net assets at beginning of period                      49,608,225     220,890,905     4,855,018    33,004,462      984,908,515
                                                      -----------    ------------    ----------   -----------   --------------
Net assets at end of period                           $42,531,709    $208,071,209    $4,414,534   $35,309,232   $1,515,014,316
                                                      ===========    ============    ==========   ===========   ==============
Beginning units                                         1,980,638       9,150,213       189,443     1,202,212       77,804,052
Units issued                                               67,725         909,003         9,826       213,733       53,583,192
Units redeemed                                           (313,161)     (1,219,291)      (29,890)     (137,845)      (3,977,083)
                                                      -----------    ------------    ----------   -----------   --------------
Ending units                                            1,735,202       8,839,925       169,379     1,278,100      127,410,161
                                                      ===========    ============    ==========   ===========   ==============

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST        SAST
                                                               Emerging    Emerging    SAST Equity   SAST Equity    SAST Equity
                                                                Markets     Markets       Index     Opportunities  Opportunities
                                                               Portfolio   Portfolio    Portfolio     Portfolio      Portfolio
                                                                Class 1     Class 3      Class 1       Class 1        Class 3
                                                              ----------  -----------  -----------  -------------  -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   78,093  $   302,761  $   132,855    $    59,383    $   189,943
   Mortality and expense risk and administrative charges         (40,249)    (171,350)    (118,721)       (73,685)      (347,484)
                                                              ----------  -----------  -----------    -----------    -----------
   Net investment income (loss)                                   37,844      131,411       14,134        (14,302)      (157,541)
   Net realized gain (loss)                                     (113,963)    (197,965)     413,968        652,813        764,785
   Capital gain distribution from mutual funds                        --           --       91,433        243,502      1,119,739
   Change in unrealized appreciation (depreciation) of
     investments                                                 422,794    1,675,819      403,106        (91,068)     1,714,767
                                                              ----------  -----------  -----------    -----------    -----------
Increase (decrease) in net assets from operations                346,675    1,609,265      922,641        790,945      3,441,750
                                                              ----------  -----------  -----------    -----------    -----------
From contract transactions:
   Payments received from contract owners                          2,796      558,985       20,474          3,509      1,275,377
   Payments for contract benefits or terminations               (407,376)    (927,403)    (878,525)    (1,206,262)    (1,914,368)
   Transfers between sub-accounts (including fixed
     account), net                                                (9,366)    (304,943)      25,030       (132,873)      (195,522)
   Contract maintenance charges                                       (7)    (153,127)          --             --       (340,083)
   Adjustments to net assets allocated to contracts in
     payout period                                                    28       (6,222)         176            (25)        (3,565)
                                                              ----------  -----------  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions    (413,925)    (832,710)    (832,845)    (1,335,651)    (1,178,161)
                                                              ----------  -----------  -----------    -----------    -----------
Increase (decrease) in net assets                                (67,250)     776,555       89,796       (544,706)     2,263,589
Net assets at beginning of period                              3,814,629   17,170,441    9,649,431      8,222,369     33,686,709
                                                              ----------  -----------  -----------    -----------    -----------
Net assets at end of period                                   $3,747,379  $17,946,996  $ 9,739,227    $ 7,677,663    $35,950,298
                                                              ==========  ===========  ===========    ===========    ===========
Beginning units                                                  222,504      912,460      615,692        373,375      1,699,118
Units issued                                                       7,673      101,172        8,841          5,463        140,862
Units redeemed                                                   (31,626)    (140,427)     (60,476)       (64,752)      (194,106)
                                                              ----------  -----------  -----------    -----------    -----------
Ending units                                                     198,551      873,205      564,057        314,086      1,645,874
                                                              ==========  ===========  ===========    ===========    ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $   76,481  $   282,568  $   106,577    $    49,287    $   126,582
   Mortality and expense risk and administrative charges         (48,135)    (170,106)    (128,108)       (84,211)      (332,895)
                                                              ----------  -----------  -----------    -----------    -----------
   Net investment income (loss)                                   28,346      112,462      (21,531)       (34,924)      (206,313)
   Net realized gain (loss)                                      (70,760)     110,100      495,639        744,494        606,532
   Capital gain distribution from mutual funds                        --           --      148,280        367,862      1,499,610
   Change in unrealized appreciation (depreciation) of
     investments                                                (649,087)  (2,984,997)    (645,086)      (895,259)    (1,345,242)
                                                              ----------  -----------  -----------    -----------    -----------
Increase (decrease) in net assets from operations               (691,501)  (2,762,435)     (22,698)       182,173        554,587
                                                              ----------  -----------  -----------    -----------    -----------
From contract transactions:
   Payments received from contract owners                         22,160    1,820,212           --            990      3,211,913
   Payments for contract benefits or terminations               (525,805)    (989,234)    (899,231)    (1,299,265)    (1,387,273)
   Transfers between sub-accounts (including fixed
     account), net                                               314,129    2,266,482     (228,316)      (279,295)       346,235
   Contract maintenance charges                                       (8)    (143,320)          --             --       (315,133)
   Adjustments to net assets allocated to contracts in
     payout period                                                   114           --          315            117             47
                                                              ----------  -----------  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions    (189,410)   2,954,140   (1,127,232)    (1,577,453)     1,855,789
                                                              ----------  -----------  -----------    -----------    -----------
Increase (decrease) in net assets                               (880,911)     191,705   (1,149,930)    (1,395,280)     2,410,376
Net assets at beginning of period                              4,695,540   16,978,736   10,799,361      9,617,649     31,276,333
                                                              ----------  -----------  -----------    -----------    -----------
Net assets at end of period                                   $3,814,629  $17,170,441  $ 9,649,431    $ 8,222,369    $33,686,709
                                                              ==========  ===========  ===========    ===========    ===========
Beginning units                                                  234,663      762,533      687,292        447,283      1,601,764
Units issued                                                      27,252      230,813        1,427          4,179        266,533
Units redeemed                                                   (39,411)     (80,886)     (73,027)       (78,087)      (169,179)
                                                              ----------  -----------  -----------    -----------    -----------
Ending units                                                     222,504      912,460      615,692        373,375      1,699,118
                                                              ==========  ===========  ===========    ===========    ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         SAST         SAST
                                                        SAST Foreign  Fundamental  Fundamental
                                                           Value        Growth       Growth      SAST Global     SAST Global
                                                         Portfolio     Portfolio    Portfolio   Bond Portfolio  Bond Portfolio
                                                          Class 3       Class 1      Class 3       Class 1         Class 3
                                                        ------------  -----------  -----------  --------------  --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                            $  1,723,865  $        --   $       --     $    26,916     $    36,836
   Mortality and expense risk and administrative
     charges                                                (959,279)     (92,273)     (32,447)        (87,011)       (509,086)
                                                        ------------  -----------   ----------     -----------     -----------
   Net investment income (loss)                              764,586      (92,273)     (32,447)        (60,095)       (472,250)
   Net realized gain (loss)                                  845,661       65,484      143,543        (118,104)       (514,540)
   Capital gain distribution from mutual funds             1,985,934      726,350      324,566              --              --
   Change in unrealized appreciation (depreciation) of
     investments                                          (3,295,247)    (723,100)    (452,227)        251,564       1,116,691
                                                        ------------  -----------   ----------     -----------     -----------
Increase (decrease) in net assets from operations            300,934      (23,539)     (16,565)         73,365         129,901
                                                        ------------  -----------   ----------     -----------     -----------
From contract transactions:
   Payments received from contract owners                  1,354,081        2,968      131,988           1,659       1,639,463
   Payments for contract benefits or terminations         (6,041,357)    (993,697)    (212,740)       (920,528)     (3,504,898)
   Transfers between sub-accounts (including fixed
     account), net                                         4,106,061     (121,765)      (7,113)        145,020       3,820,239
   Contract maintenance charges                           (1,015,760)        (165)     (22,607)             --        (483,771)
   Adjustments to net assets allocated to contracts in
     payout period                                            (1,153)        (164)        (303)            (36)             89
                                                        ------------  -----------   ----------     -----------     -----------
Increase (decrease) in net assets from contract
  transactions                                            (1,598,128)  (1,112,823)    (110,775)       (773,885)      1,471,122
                                                        ------------  -----------   ----------     -----------     -----------
Increase (decrease) in net assets                         (1,297,194)  (1,136,362)    (127,340)       (700,520)      1,601,023
Net assets at beginning of period                        102,146,198    9,081,037    3,795,150       9,314,790      51,615,019
                                                        ------------  -----------   ----------     -----------     -----------
Net assets at end of period                             $100,849,004  $ 7,944,675   $3,667,810     $ 8,614,270     $53,216,042
                                                        ============  ===========   ==========     ===========     ===========
Beginning units                                            9,634,043      508,017      342,915         523,374       3,122,743
Units issued                                                 920,066        7,274       36,646          30,819         496,776
Units redeemed                                            (1,055,434)     (66,166)     (47,401)        (70,947)       (400,830)
                                                        ------------  -----------   ----------     -----------     -----------
Ending units                                               9,498,675      449,125      332,160         483,246       3,218,689
                                                        ============  ===========   ==========     ===========     ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                            $  2,061,558  $        --   $       --     $        --     $        --
   Mortality and expense risk and administrative
     charges                                              (1,049,865)    (107,517)     (35,215)        (92,955)       (491,751)
                                                        ------------  -----------   ----------     -----------     -----------
   Net investment income (loss)                            1,011,693     (107,517)     (35,215)        (92,955)       (491,751)
   Net realized gain (loss)                                2,295,863      472,126      228,732        (216,982)       (802,255)
   Capital gain distribution from mutual funds                    --    1,629,093      709,147          42,881         230,889
   Change in unrealized appreciation (depreciation) of
     investments                                          (8,948,034)  (1,933,054)    (888,161)       (132,747)     (1,006,025)
                                                        ------------  -----------   ----------     -----------     -----------
Increase (decrease) in net assets from operations         (5,640,478)      60,648       14,503        (399,803)     (2,069,142)
                                                        ------------  -----------   ----------     -----------     -----------
From contract transactions:
   Payments received from contract owners                  4,139,055       21,820      325,120           4,053       3,846,336
   Payments for contract benefits or terminations         (7,086,777)  (1,149,416)    (275,638)     (1,325,544)     (2,853,871)
   Transfers between sub-accounts (including fixed
     account), net                                         4,182,905     (338,504)    (140,988)        430,519       2,454,880
   Contract maintenance charges                           (1,001,415)        (158)     (23,763)             --        (441,525)
   Adjustments to net assets allocated to contracts in
     payout period                                                19          300          311               2              22
                                                        ------------  -----------   ----------     -----------     -----------
Increase (decrease) in net assets from contract
  transactions                                               233,787   (1,465,958)    (114,958)       (890,970)      3,005,842
                                                        ------------  -----------   ----------     -----------     -----------
Increase (decrease) in net assets                         (5,406,691)  (1,405,310)    (100,455)     (1,290,773)        936,700
Net assets at beginning of period                        107,552,889   10,486,347    3,895,605      10,605,563      50,678,319
                                                        ------------  -----------   ----------     -----------     -----------
Net assets at end of period                             $102,146,198  $ 9,081,037   $3,795,150     $ 9,314,790     $51,615,019
                                                        ============  ===========   ==========     ===========     ===========
Beginning units                                            9,549,029      607,069      352,918         571,079       2,936,775
Units issued                                               1,211,022        3,044       41,629          35,665         608,078
Units redeemed                                            (1,126,008)    (102,096)     (51,632)        (83,370)       (422,110)
                                                        ------------  -----------   ----------     -----------     -----------
Ending units                                               9,634,043      508,017      342,915         523,374       3,122,743
                                                        ============  ===========   ==========     ===========     ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                   SAST
                                                        SAST Global  SAST Global   SAST Growth    SAST Growth     Growth-
                                                         Equities     Equities    Opportunities  Opportunities    Income
                                                         Portfolio    Portfolio     Portfolio      Portfolio     Portfolio
                                                          Class 1      Class 3       Class 1        Class 3       Class 1
                                                        -----------  -----------  -------------  -------------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   58,161   $   46,779     $       --    $        --  $   338,777
   Mortality and expense risk and administrative
     charges                                                (46,797)     (40,566)       (13,884)      (175,221)    (202,170)
                                                         ----------   ----------     ----------    -----------  -----------
   Net investment income (loss)                              11,364        6,213        (13,884)      (175,221)     136,607
   Net realized gain (loss)                                 202,381       84,320         34,190        375,186      723,722
   Capital gain distribution from mutual funds                   --           --        133,705      1,644,915      586,056
   Change in unrealized appreciation (depreciation) of
     investments                                            (45,984)      81,101       (103,834)    (1,341,962)     932,167
                                                         ----------   ----------     ----------    -----------  -----------
Increase (decrease) in net assets from operations           167,761      171,634         50,177        502,918    2,378,552
                                                         ----------   ----------     ----------    -----------  -----------
From contract transactions:
   Payments received from contract owners                       746       85,833            237        151,085        2,304
   Payments for contract benefits or terminations          (572,103)    (151,894)      (101,078)    (1,189,975)  (2,105,680)
   Transfers between sub-accounts (including fixed
     account), net                                         (286,617)      85,587        (21,840)       289,957       48,938
   Contract maintenance charges                                  --      (19,406)            --       (172,660)        (256)
   Adjustments to net assets allocated to contracts in
     payout period                                             (346)        (505)            --             --         (107)
                                                         ----------   ----------     ----------    -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (858,320)        (385)      (122,681)      (921,593)  (2,054,801)
                                                         ----------   ----------     ----------    -----------  -----------
Increase (decrease) in net assets                          (690,559)     171,249        (72,504)      (418,675)     323,751
Net assets at beginning of period                         4,804,026    4,139,867      1,740,276     19,189,866   17,783,318
                                                         ----------   ----------     ----------    -----------  -----------
Net assets at end of period                              $4,113,467   $4,311,116     $1,667,772    $18,771,191  $18,107,069
                                                         ==========   ==========     ==========    ===========  ===========
Beginning units                                             264,072      335,358        177,191      2,000,930      574,980
Units issued                                                  8,681       28,373         14,382        142,826       14,187
Units redeemed                                              (58,547)     (28,946)       (26,766)      (237,476)     (76,269)
                                                         ----------   ----------     ----------    -----------  -----------
Ending units                                                214,206      334,785        164,807      1,906,280      512,898
                                                         ==========   ==========     ==========    ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $   72,765   $   49,437     $       --    $        --  $   330,723
   Mortality and expense risk and administrative
     charges                                                (56,364)     (39,943)       (16,764)      (195,477)    (220,069)
                                                         ----------   ----------     ----------    -----------  -----------
   Net investment income (loss)                              16,401        9,494        (16,764)      (195,477)     110,654
   Net realized gain (loss)                                 172,340      163,093         99,957      1,294,726      811,122
   Capital gain distribution from mutual funds               11,503        9,505        229,150      2,607,489      707,788
   Change in unrealized appreciation (depreciation) of
     investments                                           (315,612)    (295,090)      (333,149)    (3,856,974)  (2,284,217)
                                                         ----------   ----------     ----------    -----------  -----------
Increase (decrease) in net assets from operations          (115,368)    (112,998)       (20,806)      (150,236)    (654,653)
                                                         ----------   ----------     ----------    -----------  -----------
From contract transactions:
   Payments received from contract owners                     4,626      606,892             --        816,261        8,615
   Payments for contract benefits or terminations          (476,908)    (267,439)      (244,735)    (1,636,093)  (2,074,516)
   Transfers between sub-accounts (including fixed
     account), net                                            9,057      275,003         70,197       (234,376)     (61,614)
   Contract maintenance charges                                  --      (17,843)            --       (172,702)        (235)
   Adjustments to net assets allocated to contracts in
     payout period                                                7          404             --              1          797
                                                         ----------   ----------     ----------    -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (463,218)     597,017       (174,538)    (1,226,909)  (2,126,953)
                                                         ----------   ----------     ----------    -----------  -----------
Increase (decrease) in net assets                          (578,586)     484,019       (195,344)    (1,377,145)  (2,781,606)
Net assets at beginning of period                         5,382,612    3,655,848      1,935,620     20,567,011   20,564,924
                                                         ----------   ----------     ----------    -----------  -----------
Net assets at end of period                              $4,804,026   $4,139,867     $1,740,276    $19,189,866  $17,783,318
                                                         ==========   ==========     ==========    ===========  ===========
Beginning units                                             286,740      288,058        194,077      2,105,569      651,277
Units issued                                                 16,353       93,390         17,646        265,175       15,811
Units redeemed                                              (39,021)     (46,090)       (34,532)      (369,814)     (92,108)
                                                         ----------   ----------     ----------    -----------  -----------
Ending units                                                264,072      335,358        177,191      2,000,930      574,980
                                                         ==========   ==========     ==========    ===========  ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                   SAST           SAST
                                                           SAST                                International  International
                                                          Growth-     SAST High-   SAST High-   Diversified    Diversified
                                                          Income      Yield Bond   Yield Bond    Equities       Equities
                                                         Portfolio    Portfolio    Portfolio     Portfolio      Portfolio
                                                          Class 3      Class 1      Class 3       Class 1        Class 3
                                                        -----------  -----------  -----------  -------------  -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                            $ 1,350,057  $   641,819  $ 3,099,836     $   44,050    $   183,013
   Mortality and expense risk and administrative
     charges                                               (793,878)     (91,094)    (445,826)       (35,050)      (175,318)
                                                        -----------  -----------  -----------     ----------    -----------
   Net investment income (loss)                             556,179      550,725    2,654,010          9,000          7,695
   Net realized gain (loss)                               2,088,930       87,362       69,147         10,680          7,990
   Capital gain distribution from mutual funds            2,672,261           --           --             --             --
   Change in unrealized appreciation (depreciation) of
     investments                                          5,389,784      887,671    4,705,594       (132,836)      (577,182)
                                                        -----------  -----------  -----------     ----------    -----------
Increase (decrease) in net assets from operations        10,707,154    1,525,758    7,428,751       (113,156)      (561,497)
                                                        -----------  -----------  -----------     ----------    -----------
From contract transactions:
   Payments received from contract owners                 3,079,852          429    1,054,151            590      1,029,297
   Payments for contract benefits or terminations        (4,500,012)  (1,128,188)  (3,572,161)      (343,492)      (820,582)
   Transfers between sub-accounts (including fixed
     account), net                                       (2,932,401)      79,400   (1,929,186)       (99,003)     1,825,074
   Contract maintenance charges                            (788,406)          --     (350,442)            (1)      (174,324)
   Adjustments to net assets allocated to contracts in
     payout period                                           (2,093)         (77)      (1,938)            38             38
                                                        -----------  -----------  -----------     ----------    -----------
Increase (decrease) in net assets from contract
  transactions                                           (5,143,060)  (1,048,436)  (4,799,576)      (441,868)     1,859,503
                                                        -----------  -----------  -----------     ----------    -----------
Increase (decrease) in net assets                         5,564,094      477,322    2,629,175       (555,024)     1,298,006
Net assets at beginning of period                        76,951,606    9,347,474   45,971,953      3,816,788     17,664,975
                                                        -----------  -----------  -----------     ----------    -----------
Net assets at end of period                             $82,515,700  $ 9,824,796  $48,601,128     $3,261,764    $18,962,981
                                                        ===========  ===========  ===========     ==========    ===========
Beginning units                                           5,078,695      446,235    2,396,394        345,510      1,855,654
Units issued                                                416,122       18,404      116,674         16,714        357,689
Units redeemed                                             (719,952)     (62,261)    (343,531)       (56,676)      (153,839)
                                                        -----------  -----------  -----------     ----------    -----------
Ending units                                              4,774,865      402,378    2,169,537        305,548      2,059,504
                                                        ===========  ===========  ===========     ==========    ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                            $ 1,232,783  $   540,168  $ 2,428,497     $   84,006    $   321,365
   Mortality and expense risk and administrative
     charges                                               (756,257)    (101,265)    (445,734)       (42,104)      (169,753)
                                                        -----------  -----------  -----------     ----------    -----------
   Net investment income (loss)                             476,526      438,903    1,982,763         41,902        151,612
   Net realized gain (loss)                               1,206,195      187,917      288,862         78,815        217,865
   Capital gain distribution from mutual funds            3,018,471           --           --             --             --
   Change in unrealized appreciation (depreciation) of
     investments                                         (7,271,603)  (1,117,454)  (4,806,492)      (136,007)      (554,257)
                                                        -----------  -----------  -----------     ----------    -----------
Increase (decrease) in net assets from operations        (2,570,411)    (490,634)  (2,534,867)       (15,290)      (184,780)
                                                        -----------  -----------  -----------     ----------    -----------
From contract transactions:
   Payments received from contract owners                 7,110,348        9,335    2,455,124            634      1,743,973
   Payments for contract benefits or terminations        (3,391,061)  (1,427,707)  (3,551,420)      (489,495)      (936,362)
   Transfers between sub-accounts (including fixed
     account), net                                        4,534,971      (62,748)   1,697,156        144,124        587,292
   Contract maintenance charges                            (723,746)          --     (330,903)            (2)      (162,532)
   Adjustments to net assets allocated to contracts in
     payout period                                              (88)          --          161             34             15
                                                        -----------  -----------  -----------     ----------    -----------
Increase (decrease) in net assets from contract
  transactions                                            7,530,424   (1,481,120)     270,118       (344,705)     1,232,386
                                                        -----------  -----------  -----------     ----------    -----------
Increase (decrease) in net assets                         4,960,013   (1,971,754)  (2,264,749)      (359,995)     1,047,606
Net assets at beginning of period                        71,991,593   11,319,228   48,236,702      4,176,783     16,617,369
                                                        -----------  -----------  -----------     ----------    -----------
Net assets at end of period                             $76,951,606  $ 9,347,474  $45,971,953     $3,816,788    $17,664,975
                                                        ===========  ===========  ===========     ==========    ===========
Beginning units                                           4,581,639      511,888    2,374,483        375,417      1,725,399
Units issued                                                912,590       20,245      293,060         26,317        349,695
Units redeemed                                             (415,534)     (85,898)    (271,149)       (56,224)      (219,440)
                                                        -----------  -----------  -----------     ----------    -----------
Ending units                                              5,078,695      446,235    2,396,394        345,510      1,855,654
                                                        ===========  ===========  ===========     ==========    ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                       SAST           SAST                            SAST SA
                                                   International  International    SAST SA MFS          MFS           SAST SA
                                                    Growth and     Growth and     Massachusetts    Massachusetts     MFS Total
                                                      Income         Income         Investors        Investors      Return Bond
                                                     Portfolio      Portfolio    Trust Portfolio  Trust Portfolio    Portfolio
                                                      Class 1        Class 3         Class 1          Class 3         Class 1
                                                   -------------  -------------  ---------------  ---------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $  114,613    $   248,788       $   36,626     $    743,365  $  1,394,281
   Mortality and expense risk and administrative
     charges                                             (61,662)      (135,417)         (36,239)      (1,148,483)     (536,438)
                                                      ----------    -----------       ----------     ------------  ------------
   Net investment income (loss)                           52,951        113,371              387         (405,118)      857,843
   Net realized gain (loss)                              (89,333)       327,991          342,982        3,383,231     1,912,569
   Capital gain distribution from mutual funds                --             --          355,853       10,235,256     3,516,570
   Change in unrealized appreciation
     (depreciation) of investments                        48,287       (388,269)        (395,521)      (4,941,581)   (1,467,022)
                                                      ----------    -----------       ----------     ------------  ------------
Increase (decrease) in net assets from operations         11,905         53,093          303,701        8,271,788     4,819,960
                                                      ----------    -----------       ----------     ------------  ------------
From contract transactions:
   Payments received from contract owners                    155        322,789            1,458        2,615,408       126,711
   Payments for contract benefits or terminations       (660,273)    (1,137,677)        (602,301)      (6,317,428)   (7,132,006)
   Transfers between sub-accounts (including
     fixed account), net                                (143,087)       441,488         (208,121)         (89,043)   (1,482,247)
   Contract maintenance charges                              (44)       (97,744)              --       (1,227,967)           --
   Adjustments to net assets allocated to
     contracts in payout period                           (7,663)            --               38           (2,271)         (203)
                                                      ----------    -----------       ----------     ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                          (810,912)      (471,144)        (808,926)      (5,021,301)   (8,487,745)
                                                      ----------    -----------       ----------     ------------  ------------
Increase (decrease) in net assets                       (799,007)      (418,051)        (505,225)       3,250,487    (3,667,785)
Net assets at beginning of period                      6,856,591     16,299,695        4,486,408      115,495,475    63,311,876
                                                      ----------    -----------       ----------     ------------  ------------
Net assets at end of period                           $6,057,584    $15,881,644       $3,981,183     $118,745,962  $ 59,644,091
                                                      ==========    ===========       ==========     ============  ============
Beginning units                                          512,868      1,319,895          244,818        6,555,921     2,775,094
Units issued                                              18,619        116,574            4,210          358,135        34,934
Units redeemed                                           (79,147)      (154,787)         (47,216)        (626,784)     (392,007)
                                                      ----------    -----------       ----------     ------------  ------------
Ending units                                             452,340      1,281,682          201,812        6,287,272     2,418,021
                                                      ==========    ===========       ==========     ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $  190,219    $   407,663       $   40,217     $    726,797  $  1,644,320
   Mortality and expense risk and administrative
     charges                                             (75,477)      (156,863)         (42,113)      (1,162,609)     (607,194)
                                                      ----------    -----------       ----------     ------------  ------------
   Net investment income (loss)                          114,742        250,800           (1,896)        (435,812)    1,037,126
   Net realized gain (loss)                               84,877        872,020          306,880        3,365,438     2,305,276
   Capital gain distribution from mutual funds                --             --          226,952        5,798,316            --
   Change in unrealized appreciation
     (depreciation) of investments                      (353,929)    (1,467,496)        (560,975)      (9,895,250)   (4,157,532)
                                                      ----------    -----------       ----------     ------------  ------------
Increase (decrease) in net assets from operations       (154,310)      (344,676)         (29,039)      (1,167,308)     (815,130)
                                                      ----------    -----------       ----------     ------------  ------------
From contract transactions:
   Payments received from contract owners                  7,779        406,736            4,114        7,256,539       148,203
   Payments for contract benefits or terminations       (801,685)    (2,108,927)        (468,139)      (6,244,080)   (8,736,959)
   Transfers between sub-accounts (including
     fixed account), net                                 101,424       (135,187)          61,884        2,236,113    (1,425,770)
   Contract maintenance charges                              (45)      (107,290)              --       (1,165,136)           --
   Adjustments to net assets allocated to
     contracts in payout period                           (2,121)            --               95               --         1,012
                                                      ----------    -----------       ----------     ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                          (694,648)    (1,944,668)        (402,046)       2,083,436   (10,013,514)
                                                      ----------    -----------       ----------     ------------  ------------
Increase (decrease) in net assets                       (848,958)    (2,289,344)        (431,085)         916,128   (10,828,644)
Net assets at beginning of period                      7,705,549     18,589,039        4,917,493      114,579,347    74,140,520
                                                      ----------    -----------       ----------     ------------  ------------
Net assets at end of period                           $6,856,591    $16,299,695       $4,486,408     $115,495,475  $ 63,311,876
                                                      ==========    ===========       ==========     ============  ============
Beginning units                                          561,863      1,463,561          266,781        6,425,785     3,205,925
Units issued                                              30,094         99,701           18,584          759,225        43,435
Units redeemed                                           (79,089)      (243,367)         (40,547)        (629,089)     (474,266)
                                                      ----------    -----------       ----------     ------------  ------------
Ending units                                             512,868      1,319,895          244,818        6,555,921     2,775,094
                                                      ==========    ===========       ==========     ============  ============

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA
                                                                MFS Total   SAST Mid-    SAST Mid-    SAST Real   SAST Real
                                                               Return Bond  Cap Growth   Cap Growth    Estate      Estate
                                                                Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                                                 Class 3     Class 1      Class 3      Class 1     Class 3
                                                              ------------  ----------  -----------  ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $  2,485,197  $       --  $        --  $  102,873  $   367,394
   Mortality and expense risk and administrative charges        (1,095,785)    (36,540)    (252,465)    (45,631)    (175,087)
                                                              ------------  ----------  -----------  ----------  -----------
   Net investment income (loss)                                  1,389,412     (36,540)    (252,465)     57,242      192,307
   Net realized gain (loss)                                      2,758,315     316,551      580,300     204,077    1,196,010
   Capital gain distribution from mutual funds                   7,091,032     484,361    3,244,296     218,954      892,821
   Change in unrealized appreciation (depreciation) of
     investments                                                (2,033,675)   (776,643)  (3,830,369)   (145,313)    (917,885)
                                                              ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                9,205,084     (12,271)    (258,238)    334,960    1,363,253
                                                              ------------  ----------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                        3,371,379       1,059      723,283       7,382      274,173
   Payments for contract benefits or terminations              (10,096,908)   (355,245)  (1,364,288)   (499,597)  (1,198,326)
   Transfers between sub-accounts (including fixed
     account), net                                                (580,191)    583,574    1,448,315    (117,918)    (195,382)
   Contract maintenance charges                                   (664,815)         --     (259,526)        (24)    (169,113)
   Adjustments to net assets allocated to contracts in
     payout period                                                     878          53           --          (5)          --
                                                              ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions    (7,969,657)    229,441      547,784    (610,162)  (1,288,648)
                                                              ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                                1,235,427     217,170      289,546    (275,202)      74,605
Net assets at beginning of period                              122,563,561   4,411,516   26,002,680   4,577,730   18,847,128
                                                              ------------  ----------  -----------  ----------  -----------
Net assets at end of period                                   $123,798,988  $4,628,686  $26,292,226  $4,302,528  $18,921,733
                                                              ============  ==========  ===========  ==========  ===========
Beginning units                                                  5,514,271     255,243    1,557,074     114,711      447,440
Units issued                                                       278,676      57,646      175,452       2,102       44,983
Units redeemed                                                    (624,420)    (43,255)    (140,551)    (16,341)     (73,692)
                                                              ------------  ----------  -----------  ----------  -----------
Ending units                                                     5,168,527     269,634    1,591,975     100,472      418,731
                                                              ============  ==========  ===========  ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $  2,771,412  $       --  $        --  $   84,661  $   300,042
   Mortality and expense risk and administrative charges        (1,152,432)    (42,523)    (269,868)    (49,107)    (188,960)
                                                              ------------  ----------  -----------  ----------  -----------
   Net investment income (loss)                                  1,618,980     (42,523)    (269,868)     35,554      111,082
   Net realized gain (loss)                                      3,059,297     396,185    1,615,728     198,975    1,624,112
   Capital gain distribution from mutual funds                          --     350,336    2,099,135     441,494    1,857,817
   Change in unrealized appreciation (depreciation) of
     investments                                                (6,657,742)   (585,699)  (2,905,431)   (648,411)  (3,418,058)
                                                              ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from operations               (1,979,465)    118,299      539,564      27,612      174,953
                                                              ------------  ----------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                        4,540,705       1,388    1,655,319      72,401      419,932
   Payments for contract benefits or terminations              (11,508,232)   (519,738)  (1,796,190)   (391,955)  (1,570,774)
   Transfers between sub-accounts (including fixed
     account), net                                                (122,202)      6,219     (556,478)   (133,397)    (748,395)
   Contract maintenance charges                                   (658,593)         --     (252,284)        (19)    (169,483)
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,185          43           --           8           --
                                                              ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions    (7,747,137)   (512,088)    (949,633)   (452,962)  (2,068,720)
                                                              ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                               (9,726,602)   (393,789)    (410,069)   (425,350)  (1,893,767)
Net assets at beginning of period                              132,290,163   4,805,305   26,412,749   5,003,080   20,740,895
                                                              ------------  ----------  -----------  ----------  -----------
Net assets at end of period                                   $122,563,561  $4,411,516  $26,002,680  $4,577,730  $18,847,128
                                                              ============  ==========  ===========  ==========  ===========
Beginning units                                                  5,851,721     283,698    1,607,238     126,164      495,078
Units issued                                                       354,088      18,301      198,276       4,364       55,872
Units redeemed                                                    (691,538)    (46,756)    (248,440)    (15,817)    (103,510)
                                                              ------------  ----------  -----------  ----------  -----------
Ending units                                                     5,514,271     255,243    1,557,074     114,711      447,440
                                                              ============  ==========  ===========  ==========  ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA                                      SAST SA      SAST SA
                                                            Janus        SAST SA         SAST SA       Legg Mason   Legg Mason
                                                           Focused       JPMorgan        JPMorgan       BW Large     BW Large
                                                           Growth        MFS Core        MFS Core      Cap Value    Cap Value
                                                          Portfolio   Bond Portfolio  Bond Portfolio   Portfolio    Portfolio
                                                           Class 3       Class 1         Class 3        Class 1      Class 3
                                                         -----------  --------------  --------------  -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $        --     $   309,722    $  3,465,397  $   401,180  $    654,969
   Mortality and expense risk and administrative
     charges                                                (252,226)       (145,997)     (2,027,276)    (420,548)     (960,171)
                                                         -----------     -----------    ------------  -----------  ------------
   Net investment income (loss)                             (252,226)        163,725       1,438,121      (19,368)     (305,202)
   Net realized gain (loss)                                  178,589          81,158         160,401     (327,456)     (811,855)
   Capital gain distribution from mutual funds             2,513,038              --              --   11,366,025    26,724,211
   Change in unrealized appreciation (depreciation) of
     investments                                          (3,088,235)        154,293       2,662,600   (5,321,017)  (12,459,141)
                                                         -----------     -----------    ------------  -----------  ------------
Increase (decrease) in net assets from operations           (648,834)        399,176       4,261,122    5,698,184    13,148,013
                                                         -----------     -----------    ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    501,609           4,581       5,494,269       52,510     1,560,442
   Payments for contract benefits or terminations         (1,365,911)     (2,005,372)    (12,043,373)  (4,124,987)   (7,684,714)
   Transfers between sub-accounts (including fixed
     account), net                                         1,845,401       1,242,347      12,886,647   (1,133,871)   (3,936,068)
   Contract maintenance charges                             (249,273)             --      (2,220,131)         (69)     (734,755)
   Adjustments to net assets allocated to contracts in
     payout period                                            (1,228)           (160)           (388)        (473)       (4,962)
                                                         -----------     -----------    ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                               730,598        (758,604)      4,117,024   (5,206,890)  (10,800,057)
                                                         -----------     -----------    ------------  -----------  ------------
Increase (decrease) in net assets                             81,764        (359,428)      8,378,146      491,294     2,347,956
Net assets at beginning of period                         25,782,415      16,461,358     204,144,478   45,910,879   104,710,596
                                                         -----------     -----------    ------------  -----------  ------------
Net assets at end of period                              $25,864,179     $16,101,930    $212,522,624  $46,402,173  $107,058,552
                                                         ===========     ===========    ============  ===========  ============
Beginning units                                            1,630,326         777,020      10,205,638    1,848,160     4,891,279
Units issued                                                 210,653          89,621       1,254,844        7,667       152,153
Units redeemed                                              (159,884)       (122,296)     (1,052,365)    (211,008)     (625,290)
                                                         -----------     -----------    ------------  -----------  ------------
Ending units                                               1,681,095         744,345      10,408,117    1,644,819     4,418,142
                                                         ===========     ===========    ============  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $        --     $   207,609    $  1,903,228  $   246,053  $    259,658
   Mortality and expense risk and administrative
     charges                                                (254,005)       (161,102)     (1,991,082)    (473,948)   (1,008,614)
                                                         -----------     -----------    ------------  -----------  ------------
   Net investment income (loss)                             (254,005)         46,507         (87,854)    (227,895)     (748,956)
   Net realized gain (loss)                                  623,486         138,905         488,057    1,330,768     1,899,248
   Capital gain distribution from mutual funds             1,255,919         409,762       4,845,320    7,513,897    16,996,940
   Change in unrealized appreciation (depreciation) of
     investments                                          (1,846,844)       (760,041)     (7,950,992)  (8,292,560)  (17,884,745)
                                                         -----------     -----------    ------------  -----------  ------------
Increase (decrease) in net assets from operations           (221,444)       (164,867)     (2,705,469)     324,210       262,487
                                                         -----------     -----------    ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  2,423,218          34,367      14,333,307       43,723     4,461,687
   Payments for contract benefits or terminations         (1,127,730)     (2,724,336)    (12,014,723)  (5,996,612)   (8,637,435)
   Transfers between sub-accounts (including fixed
     account), net                                           839,362          25,265       4,480,013   (1,776,247)     (474,421)
   Contract maintenance charges                             (236,832)             --      (2,047,151)         (65)     (719,017)
   Adjustments to net assets allocated to contracts in
     payout period                                                --           1,761              --        1,009          (135)
                                                         -----------     -----------    ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             1,898,018      (2,662,943)      4,751,446   (7,728,192)   (5,369,321)
                                                         -----------     -----------    ------------  -----------  ------------
Increase (decrease) in net assets                          1,676,574      (2,827,810)      2,045,977   (7,403,982)   (5,106,834)
Net assets at beginning of period                         24,105,841      19,289,168     202,098,501   53,314,861   109,817,430
                                                         -----------     -----------    ------------  -----------  ------------
Net assets at end of period                              $25,782,415     $16,461,358    $204,144,478  $45,910,879  $104,710,596
                                                         ===========     ===========    ============  ===========  ============
Beginning units                                            1,508,012         901,240       9,956,947    2,158,590     5,129,532
Units issued                                                 297,641          61,219       1,571,366       12,705       357,291
Units redeemed                                              (175,327)       (185,439)     (1,322,675)    (323,135)     (595,544)
                                                         -----------     -----------    ------------  -----------  ------------
Ending units                                               1,630,326         777,020      10,205,638    1,848,160     4,891,279
                                                         ===========     ===========    ============  ===========  ============

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                        SAST SA T.
                                                                SAST Small &  SAST Small   SAST Small   Rowe Price
                                                                  Mid Cap      Company      Company        VCP         SAST
                                                                   Value        Value        Value       Balanced   Technology
                                                                 Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                                  Class 3      Class 1      Class 3      Class 3     Class 1
                                                                ------------  ----------  -----------  -----------  ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $     60,328  $   21,564  $   151,333  $   147,826    $     --
   Mortality and expense risk and administrative charges            (433,976)    (38,327)    (329,256)    (134,092)     (3,452)
                                                                ------------  ----------  -----------  -----------    --------
   Net investment income (loss)                                     (373,648)    (16,763)    (177,923)      13,734      (3,452)
   Net realized gain (loss)                                        1,891,944     115,893    2,431,825          993      51,403
   Capital gain distribution from mutual funds                     2,305,583     329,448    3,710,182           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   6,093,476     376,880    3,045,812      359,600      13,643
                                                                ------------  ----------  -----------  -----------    --------
Increase (decrease) in net assets from operations                  9,917,355     805,458    9,009,896      374,327      61,594
                                                                ------------  ----------  -----------  -----------    --------
From contract transactions:
   Payments received from contract owners                            872,086       7,262      749,245   13,485,753       1,143
   Payments for contract benefits or terminations                 (2,724,303)   (236,341)  (2,098,281)    (141,053)    (78,649)
   Transfers between sub-accounts (including fixed
     account), net                                                (4,416,438)     (7,192)  (3,947,668)  32,993,495      80,117
   Contract maintenance charges                                     (383,804)         --     (280,602)    (215,669)         --
   Adjustments to net assets allocated to contracts in payout
     period                                                           (4,190)         --       (1,820)          --          --
                                                                ------------  ----------  -----------  -----------    --------
Increase (decrease) in net assets from contract transactions      (6,656,649)   (236,271)  (5,579,126)  46,122,526       2,611
                                                                ------------  ----------  -----------  -----------    --------
Increase (decrease) in net assets                                  3,260,706     569,187    3,430,770   46,496,853      64,205
Net assets at beginning of period                                 44,575,364   2,907,424   33,090,241           --     341,976
                                                                ------------  ----------  -----------  -----------    --------
Net assets at end of period                                     $ 47,836,070  $3,476,611  $36,521,011  $46,496,853    $406,181
                                                                ============  ==========  ===========  ===========    ========
Beginning units                                                    2,599,849      79,257    2,446,134           --      83,262
Units issued                                                         142,564       2,583      106,655    4,454,109      22,007
Units redeemed                                                      (481,863)     (8,458)    (464,405)     (76,525)    (20,282)
                                                                ------------  ----------  -----------  -----------    --------
Ending units                                                       2,260,550      73,382    2,088,384    4,377,584      84,987
                                                                ============  ==========  ===========  ===========    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $    145,503  $   10,076  $    19,834  $        --    $     --
   Mortality and expense risk and administrative charges            (433,147)    (40,120)    (326,801)          --      (3,239)
                                                                ------------  ----------  -----------  -----------    --------
   Net investment income (loss)                                     (287,644)    (30,044)    (306,967)          --      (3,239)
   Net realized gain (loss)                                        1,579,691     136,668    1,337,532           --      38,783
   Capital gain distribution from mutual funds                     6,665,123     220,614    2,494,119           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (11,159,459)   (606,520)  (6,482,229)          --      (3,846)
                                                                ------------  ----------  -----------  -----------    --------
Increase (decrease) in net assets from operations                 (3,202,289)   (279,282)  (2,957,545)          --      31,698
                                                                ------------  ----------  -----------  -----------    --------
From contract transactions:
   Payments received from contract owners                          2,852,727          --    1,818,343           --         330
   Payments for contract benefits or terminations                 (3,554,655)   (272,414)  (2,305,087)          --     (19,708)
   Transfers between sub-accounts (including fixed
     account), net                                                 2,647,497     (39,894)   1,651,241           --     (22,868)
   Contract maintenance charges                                     (360,989)         --     (261,948)          --          --
   Adjustments to net assets allocated to contracts in payout
     period                                                             (208)         --           76           --          --
                                                                ------------  ----------  -----------  -----------    --------
Increase (decrease) in net assets from contract transactions       1,584,372    (312,308)     902,625           --     (42,246)
                                                                ------------  ----------  -----------  -----------    --------
Increase (decrease) in net assets                                 (1,617,917)   (591,590)  (2,054,920)          --     (10,548)
Net assets at beginning of period                                 46,193,281   3,499,014   35,145,161           --     352,524
                                                                ------------  ----------  -----------  -----------    --------
Net assets at end of period                                     $ 44,575,364  $2,907,424  $33,090,241  $        --    $341,976
                                                                ============  ==========  ===========  ===========    ========
Beginning units                                                    2,503,791      87,253    2,372,873           --      93,595
Units issued                                                         368,488         527      321,140           --       9,234
Units redeemed                                                      (272,430)     (8,523)    (247,879)          --     (19,567)
                                                                ------------  ----------  -----------  -----------    --------
Ending units                                                       2,599,849      79,257    2,446,134           --      83,262
                                                                ============  ==========  ===========  ===========    ========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               SAST        SAST
                                                                   SAST       Telecom     Telecom    SAST Ultra   SAST Ultra
                                                                Technology    Utility     Utility    Short Bond   Short Bond
                                                                Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                                                 Class 3      Class 1     Class 3     Class 1      Class 3
                                                                ----------  ----------  ----------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $       --  $   50,233  $   59,474  $        --  $        --
   Mortality and expense risk and administrative charges           (17,881)    (19,927)    (22,025)     (84,601)     (98,714)
                                                                ----------  ----------  ----------  -----------  -----------
   Net investment income (loss)                                    (17,881)     30,306      37,449      (84,601)     (98,714)
   Net realized gain (loss)                                        129,764      66,364      34,768      (25,043)     (26,748)
   Capital gain distribution from mutual funds                          --      35,335      46,009           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   171,342      22,320      62,074       16,098      (11,143)
                                                                ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                  283,225     154,325     180,300      (93,546)    (136,605)
                                                                ----------  ----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          150,293          --     247,081       17,330    2,541,891
   Payments for contract benefits or terminations                 (123,707)   (262,377)   (105,647)  (5,894,600)  (3,760,872)
   Transfers between sub-accounts (including fixed account),
     net                                                           201,939      64,920     108,005    5,383,745    4,049,457
   Contract maintenance charges                                     (8,324)         --     (10,976)          (6)     (84,828)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         101          49          103           --
                                                                ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       220,201    (197,356)    238,512     (493,428)   2,745,648
                                                                ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets                                  503,426     (43,031)    418,812     (586,974)   2,609,043
Net assets at beginning of period                                1,528,426   1,706,124   1,995,041    8,624,153    9,097,130
                                                                ----------  ----------  ----------  -----------  -----------
Net assets at end of period                                     $2,031,852  $1,663,093  $2,413,853  $ 8,037,179  $11,706,173
                                                                ==========  ==========  ==========  ===========  ===========
Beginning units                                                    386,090      84,004     128,797      750,288      845,393
Units issued                                                       129,702       5,583      26,037    2,207,021      981,001
Units redeemed                                                     (70,469)    (14,445)    (12,348)  (2,247,722)    (726,162)
                                                                ----------  ----------  ----------  -----------  -----------
Ending units                                                       445,323      75,142     142,486      709,587    1,100,232
                                                                ==========  ==========  ==========  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $       --  $   98,128  $   99,875  $        --  $        --
   Mortality and expense risk and administrative charges           (13,707)    (23,886)    (21,069)     (92,448)     (89,363)
                                                                ----------  ----------  ----------  -----------  -----------
   Net investment income (loss)                                    (13,707)     74,242      78,806      (92,448)     (89,363)
   Net realized gain (loss)                                         82,973      84,849     124,710      (32,504)     (43,498)
   Change in unrealized appreciation (depreciation) of
     investments                                                    36,740    (435,077)   (491,429)      12,568       (1,241)
                                                                ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                  106,006    (275,986)   (287,913)    (112,384)    (134,102)
                                                                ----------  ----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          150,153       2,731     185,216       26,554    3,776,922
   Payments for contract benefits or terminations                  (71,075)   (242,593)   (162,827)  (7,160,334)  (7,904,234)
   Transfers between sub-accounts (including fixed account),
     net                                                           178,278     (72,314)     42,292    4,608,004    2,827,581
   Contract maintenance charges                                     (6,795)         --     (10,060)          (6)     (69,607)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         121          --          102           --
                                                                ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       250,561    (312,055)     54,621   (2,525,680)  (1,369,338)
                                                                ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets                                  356,567    (588,041)   (233,292)  (2,638,064)  (1,503,440)
Net assets at beginning of period                                1,171,859   2,294,165   2,228,333   11,262,217   10,600,570
                                                                ----------  ----------  ----------  -----------  -----------
Net assets at end of period                                     $1,528,426  $1,706,124  $1,995,041  $ 8,624,153  $ 9,097,130
                                                                ==========  ==========  ==========  ===========  ===========
Beginning units                                                    321,150      98,151     124,458      971,741      968,997
Units issued                                                       118,948         889      28,621      629,044    1,246,506
Units redeemed                                                     (54,008)    (15,036)    (24,282)    (850,497)  (1,370,110)
                                                                ----------  ----------  ----------  -----------  -----------
Ending units                                                       386,090      84,004     128,797      750,288      845,393
                                                                ==========  ==========  ==========  ===========  ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                      SAST VCP
                                                                        Value
                                                                      Portfolio
                                                                       Class 3
                                                                     -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   138,021
   Mortality and expense risk and administrative charges                (119,595)
                                                                     -----------
   Net investment income (loss)                                           18,426
   Net realized gain (loss)                                               80,778
   Capital gain distribution from mutual funds                             2,422
   Change in unrealized appreciation (depreciation) of investments     2,174,746
                                                                     -----------
Increase (decrease) in net assets from operations                      2,276,372
                                                                     -----------
From contract transactions:
   Payments received from contract owners                             11,261,756
   Payments for contract benefits or terminations                       (148,883)
   Transfers between sub-accounts (including fixed account), net      28,175,223
   Contract maintenance charges                                         (196,077)
                                                                     -----------
Increase (decrease) in net assets from contract transactions          39,092,019
                                                                     -----------
Increase (decrease) in net assets                                     41,368,391
Net assets at beginning of period                                             --
                                                                     -----------
Net assets at end of period                                          $41,368,391
                                                                     ===========
Beginning units                                                               --
Units issued                                                           3,459,331
Units redeemed                                                          (141,776)
                                                                     -----------
Ending units                                                           3,317,555
                                                                     ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                         $        --
   Mortality and expense risk and administrative charges                      --
                                                                     -----------
   Net realized gain (loss)                                                   --
   Capital gain distribution from mutual funds                                --
   Change in unrealized appreciation (depreciation) of investments            --
                                                                     -----------
Increase (decrease) in net assets from operations                             --
                                                                     -----------
From contract transactions:
   Payments received from contract owners                                     --
   Payments for contract benefits or terminations                             --
   Transfers between sub-accounts (including fixed account), net              --
   Contract maintenance charges                                               --
Increase (decrease) in net assets                                             --
Net assets at beginning of period                                             --
                                                                     -----------
Net assets at end of period                                          $        --
                                                                     ===========
Beginning units                                                               --
Units issued                                                                  --
Units redeemed                                                                --
                                                                     -----------
Ending units                                                                  --
                                                                     ===========

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Annuity Account Seven (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Polaris II A-Class                       Polaris Platinum O-Series
Polaris II A-Class Platinum Series       Polaris Plus
Polaris II Asset Manager

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016 and related statements of operations and changes in net assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Fund Insurance Series (American Funds)
American Funds Asset Allocation Fund Class 2                       American Funds Growth Fund Class 2
American Funds Asset Allocation Portfolio Class 4/(a)/             American Funds Growth Portfolio Class 4/(a)/
American Funds Bond Class 4/(d)/                                   American Funds Growth-Income Fund Class 2
American Funds Global Bond Class 4/(d)/                            American Funds Growth-Income Portfolio Class 4/(a)/
American Funds Global Growth Fund Class 2                          American Funds Insurance Series Capital Income Builder
                                                                   Class 4/(d)/
American Funds Global Growth Portfolio Class 4/(a)/                American Funds International Class 4/(d)/
American Funds Global Small Capitalization Class 4/(d)/

Anchor Series Trust (AST)/(b)/
AST Asset Allocation Portfolio Class 1                             AST Government and Quality Bond Portfolio Class 3
AST Asset Allocation Portfolio Class 3                             AST Growth Portfolio Class 1
AST Capital Appreciation Portfolio Class 1                         AST Growth Portfolio Class 3
AST Capital Appreciation Portfolio Class 3                         AST SA BlackRock Multi-Asset Income Portfolio Class 3/(j)/
AST Government and Quality Bond Portfolio Class 1                  AST Natural Resources Portfolio Class 3

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2          FTVIP Franklin Rising Dividends VIP Fund Class 2/(d)/
FTVIP Franklin Income VIP Fund Class 2/(c)/                        FTVIP Franklin Strategic Income VIP Fund Class 2/(d)/
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2/(d)/       FTVIP Templeton Global Bond VIP Fund Class 2/(d)/

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Service Class/(i)/

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II                     Invesco V.I. Equity and Income Fund Series II/(d)/
Invesco V.I. American Value Fund Series II/(d)/                    Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series II

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Lord Abbett Series Fund, Inc. (Lord Abbett Fund)
Lord Abbett Fund Bond Debenture Portfolio Class VC/(d)/      Lord Abbett Fund Mid Cap Stock Portfolio Class VC
Lord Abbett Fund Developing Growth Class VC/(d)/             Lord Abbett Fund Total Return Class VC/(d)/
Lord Abbett Fund Growth and Income Portfolio Class VC

Seasons Series Trust (SST)/(b)/
SST Real Return Portfolio Class 3

SunAmerica Series Trust (SAST)/(b)/
SAST Aggressive Growth Portfolio Class 1                     SAST High-Yield Bond Portfolio Class 1
SAST Aggressive Growth Portfolio Class 3                     SAST High-Yield Bond Portfolio Class 3
SAST SA AB Growth Portfolio Class 1/(k)/                     SAST International Diversified Equities Portfolio Class 1
SAST SA AB Growth Portfolio Class 3/(k)/                     SAST International Diversified Equities Portfolio Class 3
SAST Balanced Portfolio Class 1                              SAST International Growth and Income Portfolio Class 1
SAST Balanced Portfolio Class 3                              SAST International Growth and Income Portfolio Class 3
SAST Blue Chip Growth Portfolio Class 1                      SAST SA MFS Massachusetts Investors Trust Portfolio Class 1/(l)/
SAST Blue Chip Growth Portfolio Class 3                      SAST SA MFS Massachusetts Investors Trust Portfolio Class 3/(l)/
SAST Capital Growth Portfolio Class 1                        SAST SA MFS Total Return Bond Portfolio Class 1/(m)/
SAST Capital Growth Portfolio Class 3                        SAST SA MFS Total Return Bond Portfolio Class 3/(m)/
SAST Corporate Bond Portfolio Class 1                        SAST Mid-Cap Growth Portfolio Class 1
SAST Corporate Bond Portfolio Class 3                        SAST Mid-Cap Growth Portfolio Class 3
SAST Dogs of Wall Street Portfolio Class 1                   SAST Real Estate Portfolio Class 1
SAST Dogs of Wall Street Portfolio Class 3                   SAST Real Estate Portfolio Class 3
SAST Dynamic Allocation Portfolio Class 3                    SAST SA Janus Focused Growth Portfolio Class 3/(e)/
SAST Emerging Markets Portfolio Class 3                      SAST SA JPMorgan MFS Core Bond Portfolio Class 1/(f)/
SAST Equity Index Portfolio Class 1                          SAST SA JPMorgan MFS Core Bond Portfolio Class 3/(f)/
SAST Equity Opportunities Portfolio Class 1                  SAST SA Legg Mason BW Large Cap Value Portfolio Class 1/(g)/
SAST Equity Opportunities Portfolio Class 3                  SAST SA Legg Mason BW Large Cap Value Portfolio Class 3/(g)/
SAST Foreign Value Portfolio Class 3                         SAST Small Company Value Portfolio Class 1
SAST Fundamental Growth Portfolio Class 1                    SAST Small Company Value Portfolio Class 3
SAST Fundamental Growth Portfolio Class 3                    SAST SA T. Rowe Price VCP Balanced Portfolio Class 3/(i)/
SAST Global Bond Portfolio Class 1                           SAST Technology Portfolio Class 1
SAST Global Bond Portfolio Class 3                           SAST Technology Portfolio Class 3
SAST Global Equities Portfolio Class 1                       SAST Telecom Utility Portfolio Class 1
SAST Global Equities Portfolio Class 3                       SAST Telecom Utility Portfolio Class 3
SAST Growth Opportunities Portfolio Class 1                  SAST Ultra Short Bond Portfolio Class 1/(h)/
SAST Growth Opportunities Portfolio Class 3                  SAST Ultra Short Bond Portfolio Class 3/(h)/
SAST Growth-Income Portfolio Class 1                         SAST VCP Value Portfolio Class 3/(i)/
SAST Growth-Income Portfolio Class 3

(a) For the period June 29, 2015 (commencement of operations) to December 31, 2016.
(b) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Season Series Trust, and SunAmerica Series Trust.
(c) Formerly Franklin Income Securities Class 2.
(d) For the period October 5, 2015 (commencement of operations) to December 31, 2016.
(e) Formerly SAST SA Marsico Focused Growth Portfolio.
(f) Formerly SAST Total Return Bond Portfolio.
(g) Formerly SAST Davis Venture Value Portfolio.
(h) Formerly SAST Cash Management Portfolio.
(i) For the period May 2, 2016 (commencement of operations) to December 31,
    2016.
(j) Formerly AST Multi-Asset Portfolio.
(k) Formerly SAST Alliance Growth Portfolio.
(l) Formerly SAST MFS Massachusetts Investors Trust Portfolio.
(m) Formerly SAST MFS Total Return Portfolio.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2016 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year as such there were no transfers between fair value hierarchy levels had occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2016, and respective hierarchy levels.

4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products                                 Separate Account Annual Charges*
---------------------------------------  ---------------------------------------
Polaris II A-Class                       0.85% or 1.10%
Polaris II A-Class Platinum Series       0.85% or 1.10%
Polaris II Asset Manager                 0.85% or 1.10%
Polaris Platinum O-Series                0.95% or 1.20%
Polaris Plus                             0.85% or 1.25%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the Sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $35 to $50 for certain contracts. No contract maintenance charge is assessed under the Polaris II A-Class, Polaris II Asset Manager and Polaris Plus contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal as defined in the contracts. Withdrawal amounts in excess of the free withdrawals are assessed based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 6 percent for Polaris Platinum O-Series and Polaris Plus and 0.50 percent for Polaris II A-Class Platinum Series is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the Polaris II A-Class and Polaris II Asset Manager contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for all products.

Sales Charge: For certain products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The sales charge is paid to the Company and included as part of the payments received from contract owners line of the Statements of Operations and Changes in Net Assets.

The sales charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class and the Polaris II A-Class Platinum Series contracts.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5.00 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon purchase payment or upon surrender of the contract.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The fee for Income Protector Program is 0.15 percent or 0.30 percent and is offered under the Polaris Plus contract.

MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

    .  MarketLock

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features              Products Offered                       Annual Fees
-----------------              -------------------------------------  -------------------------------------
MarketLock                     Polaris II A-Class Platinum Series     0.50% to 0.75%

MarketLock for Life Plus       Polaris II A-Class Platinum Series     0.70% to 0.75% for one covered person
                                                                      0.95% to 1.00% for two covered person

MarketLock Income Plus         Polaris II A-Class Platinum Series     0.85% to 1.10% for one covered person
                                                                      1.10% to 1.35% for two covered person

SunAmerica Income Plus Fee: This optional feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and is deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The SunAmerica Income Plus annual fee ranges from 0.60 percent to 2.20 percent for one covered person and from 0.60 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. Purchases and Sales of Investments

For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                    Cost of Purchases Proceeds from Sales
------------                                                    ----------------- -------------------
American Funds Asset Allocation Fund Class 2                    $      19,767,832 $        37,861,614
American Funds Asset Allocation Portfolio Class 4                       6,220,646           1,361,400
American Funds Bond Class 4                                             3,516,404              77,795
American Funds Global Bond Class 4                                        636,454              60,041
American Funds Global Growth Fund Class 2                              40,571,824          34,969,907
American Funds Global Growth Portfolio Class 4                          3,384,495             129,181
American Funds Global Small Capitalization Class 4                        376,460              12,679
American Funds Growth Fund Class 2                                     25,716,970          27,944,141
American Funds Growth Portfolio Class 4                                 5,565,207             230,099
American Funds Growth-Income Fund Class 2                              51,450,006          50,091,364
American Funds Growth-Income Portfolio Class 4                         10,975,641             450,995
American Funds Insurance Series Capital Income Builder Class 4          5,309,370             170,117
American Funds International Class 4                                    1,032,349              23,639
AST Asset Allocation Portfolio Class 1                                  1,152,220           1,776,012
AST Asset Allocation Portfolio Class 3                                  2,034,496           1,647,567
AST Capital Appreciation Portfolio Class 1                              8,766,856           8,958,294
AST Capital Appreciation Portfolio Class 3                             31,066,591          17,346,788
AST Government and Quality Bond Portfolio Class 1                       3,138,099           5,624,362
AST Government and Quality Bond Portfolio Class 3                      20,517,843          16,311,375
AST Growth Portfolio Class 1                                            2,096,882           3,619,736
AST Growth Portfolio Class 3                                            1,331,902             608,823
AST Natural Resources Portfolio Class 3                                   532,652           1,248,632
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               3,076,131           2,293,365
FTVIP Franklin Income VIP Fund Class 2                                  3,769,793           3,852,937
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                 1,766,800             108,530
FTVIP Franklin Rising Dividends VIP Fund Class 2                        2,543,511             133,347
FTVIP Franklin Strategic Income VIP Fund Class 2                          500,738              43,578
FTVIP Templeton Global Bond VIP Fund Class 2                              664,997              69,350
Goldman Sachs VIT Government Money Market Fund Service Class            4,469,639           2,006,691
Invesco V.I. American Franchise Fund Series II                            921,642             707,920
Invesco V.I. American Value Fund Series II                                746,673             171,816
Invesco V.I. Comstock Fund Series II                                   28,794,578          38,844,381
Invesco V.I. Equity and Income Fund Series II                           1,561,557             130,176
Invesco V.I. Growth and Income Fund Series II                          33,444,075          43,727,756
Lord Abbett Fund Bond Debenture Portfolio Class VC                      1,275,048              39,843
Lord Abbett Fund Developing Growth Class VC                               113,316               4,269
Lord Abbett Fund Growth and Income Portfolio Class VC                   3,583,906          14,017,164
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                       5,224,902           7,802,494
Lord Abbett Fund Total Return Class VC                                  1,402,618              35,445
SST Real Return Portfolio Class 3                                       6,421,476           5,642,616
SAST Aggressive Growth Portfolio Class 1                                   17,501             585,202
SAST Aggressive Growth Portfolio Class 3                                  261,423             138,082
SAST SA AB Growth Portfolio Class 1                                     3,123,406           3,228,516
SAST SA AB Growth Portfolio Class 3                                     2,325,596           1,900,997
SAST Balanced Portfolio Class 1                                         1,299,232           2,430,410

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                                 Cost of Purchases Proceeds from Sales
------------                                                 ----------------- -------------------
SAST Balanced Portfolio Class 3                               $      6,082,449  $        2,241,453
SAST Blue Chip Growth Portfolio Class 1                                157,209             350,638
SAST Blue Chip Growth Portfolio Class 3                              3,696,146           1,181,927
SAST Capital Growth Portfolio Class 1                                   16,634             102,863
SAST Capital Growth Portfolio Class 3                                1,760,419             459,833
SAST Corporate Bond Portfolio Class 1                                2,890,749           6,655,214
SAST Corporate Bond Portfolio Class 3                               18,390,281          22,914,323
SAST Dogs of Wall Street Portfolio Class 1                           1,013,892             699,720
SAST Dogs of Wall Street Portfolio Class 3                           5,243,989           5,344,796
SAST Dynamic Allocation Portfolio Class 3                          216,572,905          22,877,904
SAST Emerging Markets Portfolio Class 1                                203,902             577,982
SAST Emerging Markets Portfolio Class 3                              1,796,331           2,497,651
SAST Equity Index Portfolio Class 1                                    338,497           1,062,140
SAST Equity Opportunities Portfolio Class 1                            361,178           1,467,629
SAST Equity Opportunities Portfolio Class 3                          3,075,369           3,291,373
SAST Foreign Value Portfolio Class 3                                10,888,608           9,736,352
SAST Fundamental Growth Portfolio Class 1                              800,809           1,278,055
SAST Fundamental Growth Portfolio Class 3                              670,557             489,214
SAST Global Bond Portfolio Class 1                                     513,824           1,345,762
SAST Global Bond Portfolio Class 3                                   6,694,409           5,695,593
SAST Global Equities Portfolio Class 1                                 167,441           1,009,385
SAST Global Equities Portfolio Class 3                                 367,599             361,770
SAST Growth Opportunities Portfolio Class 1                            260,863             263,724
SAST Growth Opportunities Portfolio Class 3                          2,703,032           2,154,964
SAST Growth-Income Portfolio Class 1                                 1,141,995           2,469,479
SAST Growth-Income Portfolio Class 3                                 8,074,813           9,989,517
SAST High-Yield Bond Portfolio Class 1                                 977,521           1,475,233
SAST High-Yield Bond Portfolio Class 3                               4,294,045           6,439,660
SAST International Diversified Equities Portfolio Class 1              198,927             628,183
SAST International Diversified Equities Portfolio Class 3            2,857,843             990,609
SAST International Growth and Income Portfolio Class 1                 324,963           1,078,346
SAST International Growth and Income Portfolio Class 3               1,484,218           1,842,021
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1            453,581             906,267
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3         13,984,707           9,176,028
SAST SA MFS Total Return Bond Portfolio Class 1                      5,289,566           9,403,110
SAST SA MFS Total Return Bond Portfolio Class 3                     13,748,811          13,238,112
SAST Mid-Cap Growth Portfolio Class 1                                1,419,540             742,279
SAST Mid-Cap Growth Portfolio Class 3                                5,561,186           2,021,590
SAST Real Estate Portfolio Class 1                                     388,755             719,983
SAST Real Estate Portfolio Class 3                                   3,098,926           3,302,481
SAST SA Janus Focused Growth Portfolio Class 3                       5,069,345           2,077,966
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                     2,009,569           2,604,583
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                    21,526,365          15,971,525
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1             11,811,424           5,661,720
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3             28,760,427          13,141,567
SAST Small & Mid Cap Value Portfolio Class 3                         3,792,941           8,517,725
SAST Small Company Value Portfolio Class 1                             426,910             347,992
SAST Small Company Value Portfolio Class 3                           4,721,676           6,768,571
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                46,187,655              51,394
SAST Technology Portfolio Class 1                                       92,891              93,731
SAST Technology Portfolio Class 3                                      494,283             291,963
SAST Telecom Utility Portfolio Class 1                                 188,635             318,850
SAST Telecom Utility Portfolio Class 3                                 494,743             172,773
SAST Ultra Short Bond Portfolio Class 1                             23,564,031          24,139,937
SAST Ultra Short Bond Portfolio Class 3                              9,469,939           6,823,008
SAST VCP Value Portfolio Class 3                                    40,090,509             977,642

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2016, follows:

                                                December 31, 2016                      For the Year Ended December 31, 2016
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                       12,683,944  26.05      27.12      342,652,277           1.57    0.85    1.20   8.11     8.49
American Funds Asset Allocation
  Portfolio Class 4                     813,602  10.63      10.67        8,658,615           1.89    0.95    1.20   7.87     8.13
American Funds Bond Class 4             390,049   9.98      10.02        3,900,622           2.27    0.95    1.20   1.58     1.83
American Funds Global Bond Class 4       71,798   9.64       9.68          693,159           0.70    0.95    1.20   1.20     1.45
American Funds Global Growth Fund
  Class 2                             7,877,309  35.24      36.70      287,191,804           0.88    0.85    1.20  -0.58    -0.23
American Funds Global Growth
  Portfolio Class 4                     680,359   9.51       9.55        6,481,545           0.81    0.95    1.20  -0.82    -0.58
American Funds Global Small
  Capitalization Class 4                 52,843   9.27       9.31          490,657           0.14    0.95    1.20   0.64     0.89
American Funds Growth Fund Class 2    6,339,567  35.58      37.03      233,251,854           0.75    0.85    1.20   8.19     8.56
American Funds Growth Portfolio
  Class 4                             1,006,137  10.63      10.67       10,703,723           0.67    0.95    1.20   7.92     8.19
American Funds Growth-Income Fund
  Class 2                            12,196,593  30.45      31.74      384,799,085           1.42    0.85    1.20  10.19    10.58
American Funds Growth-Income
  Portfolio Class 4                   1,876,197  10.55      10.59       19,818,707           1.59    0.95    1.20   9.93    10.21
American Funds Insurance Series
  Capital Income Builder Class 4        717,732   9.60       9.64        6,902,300           3.28    0.95    1.20   2.55     2.81
American Funds International Class
  4                                     139,289   8.85       8.89        1,234,091           1.88    0.95    1.20   1.99     2.24
AST Asset Allocation Portfolio
  Class 1                               307,594  22.96      41.30        8,837,236           2.75    0.85    1.25   9.40     9.84
AST Asset Allocation Portfolio
  Class 3                               714,991  21.39      22.35       15,858,695           2.62    0.85    1.20   9.18     9.57
AST Capital Appreciation Portfolio
  Class 1                             1,684,891  33.12     100.36       64,358,914           0.00    0.85    1.25   0.72     1.12
AST Capital Appreciation Portfolio
  Class 3                             4,997,159  30.75      32.25      159,591,533           0.00    0.85    1.20   0.52     0.87
AST Government and Quality Bond
  Portfolio Class 1                   1,597,987  17.88      22.30       29,620,180           1.42    0.85    1.25   0.21     0.61
AST Government and Quality Bond
  Portfolio Class 3                  11,178,582  16.64      17.41      192,108,840           1.15    0.85    1.20   0.01     0.36
AST Growth Portfolio Class 1          1,031,030  20.06      53.53       24,042,797           1.00    0.85    1.25   6.07     6.49
AST Growth Portfolio Class 3            369,494  18.66      19.54        7,098,127           0.76    0.85    1.20   5.86     6.23
AST Natural Resources Portfolio
  Class 3                               608,144   8.14       8.41        5,068,606           4.10    0.85    1.20  28.09    28.54
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         1,723,204  13.35      13.71       23,444,891           3.87    0.85    1.20  11.83    12.23
FTVIP Franklin Income VIP Fund
  Class 2                             2,783,753  14.34      14.72       40,582,661           4.94    0.85    1.20  12.67    13.06
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2            235,271   9.94       9.98        2,342,747           2.06    0.95    1.20  10.84    11.12
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                      299,591  10.84      10.88        3,251,138           1.26    0.95    1.20  14.66    14.95
FTVIP Franklin Strategic Income
  VIP Fund Class 2                       60,850   9.98      10.02          608,459           3.58    0.95    1.20   6.65     6.92
FTVIP Templeton Global Bond VIP
  Fund Class 2                           78,538   9.55       9.59          751,022           0.00    0.95    1.20   1.71     1.97
Goldman Sachs VIT Government Money
  Market Fund Service Class             247,809   9.92       9.95        2,462,948           0.01    0.85    1.20  -0.77    -0.54
Invesco V.I. American Franchise
  Fund Series II                        305,772  17.84      18.57        5,629,495           0.00    0.85    1.20   0.80     1.16
Invesco V.I. American Value Fund
  Series II                              79,493   9.82       9.86          781,373           0.15    0.95    1.20  13.85    14.13
Invesco V.I. Comstock Fund Series
  II                                 11,564,662  22.67      23.66      271,383,326           1.28    0.85    1.20  15.60    16.00
Invesco V.I. Equity and Income
  Fund Series II                        215,793  10.74      10.78        2,321,184           2.02    0.95    1.20  13.47    13.75
Invesco V.I. Growth and Income
  Fund Series II                     10,637,345  25.80      26.98      284,534,321           0.87    0.85    1.20  18.01    18.42
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                    147,633  10.41      10.46        1,539,452           7.37    0.95    1.20  10.80    11.08
Lord Abbett Fund Developing Growth
  Class VC                               16,773   8.31       8.34          139,424           0.00    0.95    1.20  -3.76    -3.52
Lord Abbett Fund Growth and Income
  Portfolio Class VC                  4,590,868  20.10      20.97       95,866,819           1.43    0.85    1.20  15.72    16.13
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  2,694,313  23.78      24.77       66,466,018           0.49    0.85    1.20  15.01    15.41
Lord Abbett Fund Total Return
  Class VC                              156,828  10.05      10.09        1,579,660           4.30    0.95    1.20   3.02     3.28
SST Real Return Portfolio Class 3     6,786,155  11.78      11.99       80,808,257           0.00    0.85    1.20   2.47     2.82
SAST Aggressive Growth Portfolio
  Class 1                               229,437  13.91      22.11        4,354,707           0.00    0.85    1.25   6.05     6.47
SAST Aggressive Growth Portfolio
  Class 3                               110,199  13.06      13.54        1,467,456           0.00    0.85    1.20   5.84     6.21
SAST SA AB Growth Portfolio Class 1     472,568  16.26      64.51       21,490,969           0.20    0.85    1.25   1.54     1.95
SAST SA AB Growth Portfolio Class 3     679,764  15.11      15.83       10,676,590           0.00    0.85    1.20   1.34     1.69
SAST Balanced Portfolio Class 1         750,157  16.04      26.45       16,521,039           1.65    0.85    1.25   5.84     6.26
SAST Balanced Portfolio Class 3       1,765,471  14.83      15.62       27,084,908           1.50    0.85    1.20   5.62     5.99
SAST Blue Chip Growth Portfolio
  Class 1                                98,166  10.14      10.56        1,034,205           0.61    0.85    1.10   5.19     5.45
SAST Blue Chip Growth Portfolio
  Class 3                             1,914,718   9.76      10.28       19,099,566           0.38    0.85    1.20   4.82     5.19
SAST Capital Growth Portfolio
  Class 1                                59,035  12.27      12.77          750,217           0.18    0.85    1.10   1.23     1.48
SAST Capital Growth Portfolio
  Class 3                               598,380  11.88      12.43        7,294,587           0.00    0.85    1.20   0.88     1.23
SAST Corporate Bond Portfolio
  Class 1                             1,532,576  26.20      31.27       40,447,589           4.64    0.85    1.25   7.40     7.83
SAST Corporate Bond Portfolio
  Class 3                             8,366,138  24.38      25.51      211,510,868           4.36    0.85    1.20   7.19     7.56
SAST Dogs of Wall Street Portfolio
  Class 1                               168,400  27.76      33.56        5,153,138           2.38    0.85    1.25  16.47    16.93
SAST Dogs of Wall Street Portfolio
  Class 3                             1,199,833  31.26      32.68       38,577,794           2.08    0.85    1.20  16.23    16.64
SAST Dynamic Allocation Portfolio
  Class 3                           143,133,132  12.18      12.40    1,761,569,641           1.53    0.85    1.20   3.26     3.63
SAST Emerging Markets Portfolio
  Class 1                               198,551  16.86      21.47        3,747,379           2.07    0.85    1.25   9.33     9.77
SAST Emerging Markets Portfolio
  Class 3                               873,205  20.00      20.89       17,946,996           1.72    0.85    1.20   9.12     9.50

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2016                      For the Year Ended December 31, 2016
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Equity Index Portfolio Class 1    564,057             17.27        9,739,227           1.37            1.25           10.21
SAST Equity Opportunities
  Portfolio Class 1                    314,086  22.84      34.83        7,677,663           0.75    0.85    1.25  10.28    10.72
SAST Equity Opportunities
  Portfolio Class 3                  1,645,874  21.28      22.24       35,950,298           0.55    0.85    1.20  10.06    10.44
SAST Foreign Value Portfolio Class
  3                                  9,498,675  10.39      10.72      100,849,004           1.70    0.85    1.20  -0.05     0.30
SAST Fundamental Growth Portfolio
  Class 1                              449,127  11.43      28.76        7,944,675           0.00    0.85    1.25  -0.26     0.14
SAST Fundamental Growth Portfolio
  Class 3                              332,160  10.58      11.13        3,667,810           0.00    0.85    1.20  -0.46    -0.11
SAST Global Bond Portfolio Class 1     483,246  17.21      22.68        8,614,270           0.30    0.85    1.25   0.05     0.45
SAST Global Bond Portfolio Class 3   3,218,689  16.01      16.76       53,216,042           0.07    0.85    1.20  -0.15     0.20
SAST Global Equities Portfolio
  Class 1                              214,206  13.46      29.20        4,113,467           1.30    0.85    1.25   4.35     4.77
SAST Global Equities Portfolio
  Class 3                              334,785  12.57      13.10        4,311,116           1.11    0.85    1.20   4.14     4.51
SAST Growth Opportunities
  Portfolio Class 1                    164,807  10.11      10.29        1,667,772           0.00    0.85    1.10   2.78     3.04
SAST Growth Opportunities
  Portfolio Class 3                  1,906,280   9.84       9.96       18,771,191           0.00    0.85    1.20   2.42     2.78
SAST Growth-Income Portfolio Class
  1                                    512,898  18.09      54.19       18,107,069           1.89    0.85    1.25  14.12    14.57
SAST Growth-Income Portfolio Class
  3                                  4,774,865  16.75      17.61       82,515,700           1.69    0.85    1.20  13.89    14.29
SAST High-Yield Bond Portfolio
  Class 1                              402,378  23.25      31.95        9,824,796           6.70    0.85    1.25  16.79    17.25
SAST High-Yield Bond Portfolio
  Class 3                            2,169,537  21.66      22.63       48,601,128           6.56    0.85    1.20  16.55    16.96
SAST International Diversified
  Equities Portfolio Class 1           305,548   9.61      13.98        3,261,764           1.24    0.85    1.25  -3.17    -2.78
SAST International Diversified
  Equities Portfolio Class 3         2,059,504   8.95       9.35       18,962,981           1.00    0.85    1.20  -3.37    -3.03
SAST International Growth and
  Income Portfolio Class 1             452,340  12.77      15.60        6,057,584           1.77    0.85    1.25   0.25     0.65
SAST International Growth and
  Income Portfolio Class 3           1,281,682  11.89      12.43       15,881,644           1.55    0.85    1.20   0.05     0.40
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    201,812  19.03      19.79        3,981,183           0.87    0.85    1.10   7.45     7.72
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  6,287,272  18.19      19.26      118,745,962           0.63    0.85    1.20   7.08     7.45
SAST SA MFS Total Return Bond
  Portfolio Class 1                  2,418,021  23.79      24.76       59,644,091           2.27    0.85    1.10   7.88     8.15
SAST SA MFS Total Return Bond
  Portfolio Class 3                  5,168,527  23.02      24.10      123,798,988           2.02    0.85    1.20   7.51     7.88
SAST Mid-Cap Growth Portfolio
  Class 1                              269,634  16.57      17.24        4,628,686           0.00    0.85    1.10  -0.89    -0.64
SAST Mid-Cap Growth Portfolio
  Class 3                            1,591,975  16.05      16.79       26,292,226           0.00    0.85    1.20  -1.24    -0.89
SAST Real Estate Portfolio Class 1     100,472  37.91      46.93        4,302,528           2.32    0.85    1.25   7.28     7.71
SAST Real Estate Portfolio Class 3     418,731  43.68      45.67       18,921,733           1.95    0.85    1.20   7.07     7.44
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,681,095  15.09      15.58       25,864,179           0.00    0.85    1.20  -2.86    -2.52
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    744,345  21.26      30.25       16,101,930           1.90    0.85    1.25   2.09     2.50
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 10,408,117  19.80      20.70      212,522,624           1.66    0.85    1.20   1.89     2.24
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            1,644,819  25.14      61.56       46,402,173           0.87    0.85    1.25  13.18    13.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            4,418,142  23.35      24.47      107,058,552           0.62    0.85    1.20  12.95    13.35
SAST Small & Mid Cap Value
  Portfolio Class 3                  2,260,550  20.67      21.35       47,836,070           0.13    0.85    1.20  23.16    23.60
SAST Small Company Value Portfolio
  Class 1                               73,382             47.38        3,476,611           0.68            1.25           29.26
SAST Small Company Value Portfolio
  Class 3                            2,088,384  17.10      17.64       36,521,011           0.43    0.85    1.20  29.00    29.45
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                  4,377,584  10.60      10.62       46,496,853           0.00    0.95    1.20   5.99     6.24
SAST Technology Portfolio Class 1       84,987   4.61       4.80          406,181           0.00    0.85    1.10  15.55    15.84
SAST Technology Portfolio Class 3      445,323   4.43       4.67        2,031,852           0.00    0.85    1.20  15.15    15.55
SAST Telecom Utility Portfolio
  Class 1                               75,142  17.73      24.59        1,663,093           2.98    0.85    1.25   9.20     9.63
SAST Telecom Utility Portfolio
  Class 3                              142,486  16.50      17.24        2,413,853           2.70    0.85    1.20   8.98     9.36
SAST Ultra Short Bond Portfolio
  Class 1                              709,587  11.02      12.58        8,037,179           0.00    0.85    1.25  -1.33    -0.94
SAST Ultra Short Bond Portfolio
  Class 3                            1,100,232  10.22      10.73       11,706,173           0.00    0.85    1.20  -1.53    -1.18
SAST VCP Value Portfolio Class 3     3,317,555  12.36      12.52       41,368,391          -0.01    0.85    1.20   8.54     8.92

                                               December 31, 2015                      For the Year Ended December 31, 2015
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                      13,800,419  24.10      25.00      343,830,601           1.62    0.85    1.20   0.19     0.54
American Funds Asset Allocation
  Portfolio Class 4                    350,305   9.85       9.86        3,453,273           2.77    0.95    1.20  -1.48    -1.35
American Funds Bond Class 4             55,010   9.82       9.84          540,818           1.88    0.95    1.20  -1.76    -1.60
American Funds Global Bond Class 4      14,164   9.52       9.54          134,991           0.00    0.95    1.20  -4.78    -4.63
American Funds Global Growth Fund
  Class 2                            8,401,863  35.44      36.78      307,303,678           1.03    0.85    1.20   5.66     6.03
American Funds Global Growth
  Portfolio Class 4                    245,007   9.59       9.61        3,566,578           1.60    0.95    1.20  -4.07    -3.95
American Funds Global Small
  Capitalization Class 4                17,669   9.22       9.23          162,850           0.00    0.95    1.20  -7.85    -7.70
American Funds Growth Fund Class 2   6,991,923  32.88      34.11      237,160,080           0.61    0.85    1.20   5.58     5.95
American Funds Growth Portfolio
  Class 4                              656,389   9.85       9.86        5,218,490           1.30    0.95    1.20  -1.53    -1.40
American Funds Growth-Income Fund
  Class 2                           13,649,512  27.63      28.70      389,726,459           1.31    0.85    1.20   0.24     0.60
American Funds Growth-Income
  Portfolio Class 4                    958,117   9.59       9.61        9,197,289           2.29    0.95    1.20  -4.06    -3.94
American Funds Insurance Series
  Capital Income Builder Class 4       194,626   9.36       9.38        1,820,591           0.42    0.95    1.20  -6.36    -6.20
American Funds International
  Class 4                               29,832   8.68       8.69          258,979           1.92    0.95    1.20 -13.22   -13.08

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                      For the Year Ended December 31, 2015
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
AST Asset Allocation Portfolio
  Class 1                               352,953  20.91      37.75        9,413,189           3.14    0.85    1.25  -2.94    -2.55
AST Asset Allocation Portfolio
  Class 3                               761,810  19.59      20.40       15,437,003           2.83    0.85    1.20  -3.14    -2.80
AST Capital Appreciation Portfolio
  Class 1                             1,898,339  32.76      99.65       71,830,939           0.00    0.85    1.25   7.38     7.81
AST Capital Appreciation Portfolio
  Class 3                             5,191,860  30.59      31.98      164,692,088           0.00    0.85    1.20   7.17     7.54
AST Government and Quality Bond
  Portfolio Class 1                   1,743,658  17.78      22.25       32,250,291           1.47    0.85    1.25  -0.71    -0.31
AST Government and Quality Bond
  Portfolio Class 3                  11,018,411  16.64      17.35      189,034,016           1.31    0.85    1.20  -0.91    -0.56
AST Growth Portfolio Class 1          1,177,357  18.84      50.47       25,829,644           0.62    0.85    1.25  -1.09    -0.70
AST Growth Portfolio Class 3            354,765  17.63      18.40        6,434,094           0.36    0.85    1.20  -1.29    -0.94
AST Natural Resources Portfolio
  Class 3                               722,867   6.35       6.54        4,695,512           1.27    0.85    1.20 -22.53   -22.25
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         1,768,040  11.94      12.21       21,460,582           2.89    0.85    1.20  -7.33    -7.01
FTVIP Franklin Income VIP Fund
  Class 2                             2,899,949  12.73      13.02       37,457,361           4.69    0.85    1.20  -8.16    -7.84
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2             68,433   8.97       8.99          614,283           0.00    0.95    1.20 -10.29   -10.15
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                       85,739   9.45       9.47          810,812           0.00    0.95    1.20  -5.48    -5.33
FTVIP Franklin Strategic Income
  VIP Fund Class 2                       14,178   9.36       9.37          132,780           0.00    0.95    1.20  -6.41    -6.26
FTVIP Templeton Global Bond VIP
  Fund Class 2                           13,337   9.39       9.41          125,296           0.00    0.95    1.20  -6.10    -5.95
Invesco V.I. American Franchise
  Fund Series II                        320,128  17.70      18.36        5,836,074           0.00    0.85    1.20   3.50     3.86
Invesco V.I. American Value Fund
  Series II                              17,092   8.63       8.64          147,479           0.00    0.95    1.20 -13.74   -13.60
Invesco V.I. Comstock Fund
  Series II                          13,030,090  19.61      20.40      263,897,241           1.68    0.85    1.20  -7.31    -6.99
Invesco V.I. Equity and Income
  Fund Series II                         74,887   9.46       9.48          709,224           0.00    0.95    1.20  -5.36    -5.21
Invesco V.I. Growth and Income
  Fund Series II                     12,088,924  21.86      22.78      273,382,712           2.60    0.85    1.20  -4.47    -4.13
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     28,967   9.40       9.41          272,434           8.00    0.95    1.20  -6.02    -5.87
Lord Abbett Fund Developing Growth
  Class VC                                3,026   8.63       8.64           26,139           0.00    0.95    1.20 -13.69   -13.55
Lord Abbett Fund Growth and Income
  Portfolio Class VC                  5,236,341  17.37      18.05       94,200,517           1.17    0.85    1.20  -4.02    -3.69
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  2,957,952  20.68      21.46       63,272,974           0.57    0.85    1.20  -4.93    -4.60
Lord Abbett Fund Total Return
  Class VC                               26,416   9.76       9.77          257,926           5.52    0.95    1.20  -2.42    -2.26
SST Real Return Portfolio Class 3     6,657,177  11.50      11.66       77,206,460           3.83    0.85    1.20  -2.53    -2.19
SAST Aggressive Growth Portfolio
  Class 1                               257,772  13.06      20.84        4,624,737           0.00    0.85    1.25  -2.41    -2.02
SAST Aggressive Growth Portfolio
  Class 3                                98,917  12.34      12.75        1,245,899           0.00    0.85    1.20  -2.61    -2.27
SAST SA AB Growth Portfolio Class 1     536,456  15.95      63.54       23,923,849           0.13    0.85    1.25   9.88    10.32
SAST SA AB Growth Portfolio Class 3     736,479  14.91      15.56       11,392,759           0.00    0.85    1.20   9.66    10.04
SAST Balanced Portfolio Class 1         846,633  15.09      24.99       17,505,975           1.72    0.85    1.25  -1.21    -0.82
SAST Balanced Portfolio Class 3       1,585,475  14.04      14.74       23,008,649           1.67    0.85    1.20  -1.41    -1.06
SAST Blue Chip Growth Portfolio
  Class 1                               119,655   9.64      10.01        1,193,989           0.41    0.85    1.10   3.24     3.50
SAST Blue Chip Growth Portfolio
  Class 3                             1,694,503   9.31       9.77       16,105,926           0.18    0.85    1.20   2.88     3.24
SAST Capital Growth Portfolio
  Class 1                                65,769  12.12      12.58          824,240           0.07    0.85    1.10   4.42     4.68
SAST Capital Growth Portfolio
  Class 3                               484,355  11.78      12.28        5,857,101           0.00    0.85    1.20   4.06     4.42
SAST Corporate Bond Portfolio
  Class 1                             1,735,202  24.30      29.12       42,531,709           4.10    0.85    1.25  -2.45    -2.06
SAST Corporate Bond Portfolio
  Class 3                             8,839,925  22.74      23.71      208,071,209           3.69    0.85    1.20  -2.64    -2.30
SAST Dogs of Wall Street Portfolio
  Class 1                               169,379  23.84      28.70        4,414,534           1.87    0.85    1.25   0.80     1.20
SAST Dogs of Wall Street Portfolio
  Class 3                             1,278,100  26.89      28.02       35,309,232           1.82    0.85    1.20   0.60     0.95
SAST Dynamic Allocation Portfolio
  Class 3                           127,410,161  11.80      11.97    1,515,014,316           1.14    0.85    1.20  -6.29    -5.96
SAST Emerging Markets Portfolio
  Class 1                               222,504  15.42      19.55        3,814,629           1.80    0.85    1.25 -15.34   -15.00
SAST Emerging Markets Portfolio
  Class 3                               912,460  18.33      19.08       17,170,441           1.65    0.85    1.20 -15.51   -15.22
SAST Equity Index Portfolio Class 1     615,692             15.67        9,649,431           1.10            1.25           -0.29
SAST Equity Opportunities
  Portfolio Class 1                     373,375  20.63      31.59        8,222,369           0.55    0.85    1.25   1.72     2.13
SAST Equity Opportunities
  Portfolio Class 3                   1,699,118  19.34      20.14       33,686,709           0.39    0.85    1.20   1.52     1.87
SAST Foreign Value Portfolio Class
  3                                   9,634,043  10.40      10.69      102,146,198           2.02    0.85    1.20  -6.02    -5.69
SAST Fundamental Growth Portfolio
  Class 1                               508,017  11.41      28.83        9,081,037           0.00    0.85    1.25   0.27     0.67
SAST Fundamental Growth Portfolio
  Class 3                               342,915  10.63      11.14        3,795,150           0.00    0.85    1.20   0.07     0.42
SAST Global Bond Portfolio Class 1      523,374  17.13      22.67        9,314,790           0.00    0.85    1.25  -4.08    -3.69
SAST Global Bond Portfolio Class 3    3,122,743  16.03      16.72       51,615,019           0.00    0.85    1.20  -4.27    -3.93
SAST Global Equities Portfolio
  Class 1                               264,072  12.84      27.98        4,804,026           1.51    0.85    1.25  -2.45    -2.06
SAST Global Equities Portfolio
  Class 3                               335,358  12.07      12.54        4,139,867           1.19    0.85    1.20  -2.65    -2.31
SAST Growth Opportunities
  Portfolio Class 1                     177,191   9.81      10.01        1,740,276           0.00    0.85    1.10  -1.75    -1.50
SAST Growth Opportunities
  Portfolio Class 3                   2,000,930   9.58       9.73       19,189,866           0.00    0.85    1.20  -2.09    -1.75
SAST Growth-Income Portfolio
  Class 1                               574,980  15.79      47.49       17,783,318           1.86    0.85    1.25  -3.39    -3.00
SAST Growth-Income Portfolio
  Class 3                             5,078,695  14.71      15.40       76,951,606           1.60    0.85    1.20  -3.59    -3.25
SAST High-Yield Bond Portfolio
  Class 1                               446,235  19.83      27.36        9,347,474           5.78    0.85    1.25  -5.48    -5.10
SAST High-Yield Bond Portfolio
  Class 3                             2,396,394  18.58      19.35       45,971,953           5.28    0.85    1.20  -5.67    -5.34
SAST International Diversified
  Equities Portfolio Class 1            345,510   9.88      14.44        3,816,788           2.10    0.85    1.25  -0.98    -0.58
SAST International Diversified
  Equities Portfolio Class 3          1,855,654   9.26       9.64       17,664,975           1.87    0.85    1.20  -1.17    -0.83
SAST International Growth and
  Income Portfolio Class 1              512,868  12.69      15.56        6,856,591           2.61    0.85    1.25  -2.83    -2.44
SAST International Growth and
  Income Portfolio Class 3            1,319,895  11.89      12.38       16,299,695           2.34    0.85    1.20  -3.02    -2.68
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     244,818  17.71      18.38        4,486,408           0.90    0.85    1.10  -0.88    -0.63
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,555,921  16.99      17.93      115,495,475           0.63    0.85    1.20  -1.22    -0.88

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2015                      For the Year Ended December 31, 2015
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA MFS Total Return Bond
  Portfolio Class 1                  2,775,094  22.06      22.89       63,311,876           2.39    0.85    1.10  -1.55    -1.30
SAST SA MFS Total Return Bond
  Portfolio Class 3                  5,514,271  21.41      22.34      122,563,561           2.17    0.85    1.20  -1.89    -1.55
SAST Mid-Cap Growth Portfolio
  Class 1                              255,243  16.72      17.36        4,411,516           0.00    0.85    1.10   1.86     2.11
SAST Mid-Cap Growth Portfolio
  Class 3                            1,557,074  16.25      16.94       26,002,680           0.00    0.85    1.20   1.50     1.86
SAST Real Estate Portfolio Class 1     114,711  35.34      43.57        4,577,730           1.77    0.85    1.25   0.56     0.96
SAST Real Estate Portfolio Class 3     447,440  40.79      42.50       18,847,128           1.52    0.85    1.20   0.36     0.71
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,630,326  15.54      15.99       28,782,415           0.00    0.85    1.20  -1.18    -0.83
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    777,020  20.75      29.63       16,461,358           1.16    0.85    1.25  -1.36    -0.96
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 10,205,638  19.44      20.24      204,144,478           0.94    0.85    1.20  -1.56    -1.21
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            1,848,160  22.12      54.39       45,910,879           0.50    0.85    1.25   0.05     0.45
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            4,891,279  20.67      21.59      104,710,596           0.24    0.85    1.20  -0.15     0.20
SAST Small & Mid Cap Value
  Portfolio Class 3                  2,599,849  16.78      17.28       44,575,364           0.33    0.85    1.20  -7.19    -6.87
SAST Small Company Value Portfolio
  Class 1                               79,257             36.65        2,907,424           0.35            1.25           -8.60
SAST Small Company Value Portfolio
  Class 3                            2,446,134  13.25      13.63       33,090,241           0.06    0.85    1.20  -8.79    -8.47
SAST Technology Portfolio Class 1       83,262   3.99       4.14          341,976           0.00    0.85    1.10   8.88     9.15
SAST Technology Portfolio Class 3      386,090   3.85       4.04        1,528,426           0.00    0.85    1.20   8.50     8.88
SAST Telecom Utility Portfolio
  Class 1                               84,004  16.18      22.52        1,706,124           4.91    0.85    1.25 -13.13   -12.78
SAST Telecom Utility Portfolio
  Class 3                              128,797  15.14      15.77        1,995,041           4.73    0.85    1.20 -13.30   -13.00
SAST Ultra Short Bond Portfolio
  Class 1                              750,288  11.13      12.75        8,624,153           0.00    0.85    1.25  -1.45    -1.05
SAST Ultra Short Bond Portfolio
  Class 3                              845,393  10.38      10.86        9,097,130           0.00    0.85    1.20  -1.65    -1.30

                                               December 31, 2014                      For the Year Ended December 31, 2014
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                      14,950,644  24.05      24.86      370,799,803           1.48    0.85    1.20   4.14     4.50
American Funds Global Growth Fund
  Class 2                            9,267,274  33.54      34.69      320,037,579           1.14    0.85    1.20   1.09     1.45
American Funds Growth Fund Class 2   7,675,561  31.15      32.20      246,019,504           0.78    0.85    1.20   7.21     7.59
American Funds Growth-Income Fund
  Class 2                           14,782,301  27.56      28.53      420,114,498           1.28    0.85    1.20   9.31     9.70
AST Asset Allocation Portfolio
  Class 1                              413,782  21.45      38.89        9,413,189           2.76    0.85    1.25   6.13     6.55
AST Asset Allocation Portfolio
  Class 3                              734,890  20.22      20.99       15,437,003           3.08    0.85    1.20   5.91     6.28
AST Capital Appreciation Portfolio
  Class 1                            2,205,175  30.38      92.80       71,830,939           0.00    0.85    1.25  13.81    14.27
AST Capital Appreciation Portfolio
  Class 3                            5,579,110  28.54      29.73      164,692,088           0.00    0.85    1.20  13.58    13.98
AST Government and Quality Bond
  Portfolio Class 1                  2,042,628  17.83      22.41       37,867,284           1.83    0.85    1.25   3.86     4.27
AST Government and Quality Bond
  Portfolio Class 3                 11,143,087  16.79      17.45      189,034,016           1.37    0.85    1.20   3.66     4.02
AST Growth Portfolio Class 1         1,359,826  18.97      51.03       29,961,587           0.55    0.85    1.25   6.11     6.54
AST Growth Portfolio Class 3           338,909  17.86      18.57        6,230,981           0.32    0.85    1.20   5.91     6.28
AST Natural Resources Portfolio
  Class 3                              620,083   8.20       8.42        5,194,421           1.13    0.85    1.20 -19.70   -19.42
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,468,341  12.88      13.13       19,201,575           2.78    0.85    1.20   1.62     1.98
FTVIP Franklin Income VIP Fund
  Class 2                            2,725,829  13.86      14.13       38,291,574           4.98    0.85    1.20   3.37     3.73
Invesco V.I. American Franchise
  Fund Series II                       342,917  17.10      17.68        6,029,034           0.00    0.85    1.20   6.88     7.25
Invesco V.I. Comstock Fund
  Series II                         13,432,283  21.16      21.93      293,008,032           1.10    0.85    1.20   7.80     8.18
Invesco V.I. Growth and Income
  Fund Series II                    12,674,952  22.88      23.77      299,533,287           1.50    0.85    1.20   8.65     9.03
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 5,879,894  18.10      18.74      109,905,278           0.66    0.85    1.20   6.37     6.74
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 3,251,181  21.75      22.50       72,949,971           0.42    0.85    1.20  10.20    10.58
SST Real Return Portfolio Class 3    6,541,717  11.80      11.93       77,690,824           0.00    0.85    1.20   0.42     0.77
SAST Aggressive Growth Portfolio
  Class 1                              283,118  13.33      21.36        5,186,532           0.00    0.85    1.25  -0.70    -0.30
SAST Aggressive Growth Portfolio
  Class 3                               92,022  12.67      13.04        1,188,663           0.00    0.85    1.20  -0.90    -0.55
SAST SA AB Growth Portfolio Class 1    580,540  14.46      57.82       23,798,569           0.13    0.85    1.25  12.75    13.20
SAST SA AB Growth Portfolio Class 3    775,228  13.60      14.14       10,908,983           0.00    0.85    1.20  12.52    12.92
SAST Balanced Portfolio Class 1        888,903  15.22      25.30       18,873,849           1.41    0.85    1.25  10.06    10.50
SAST Balanced Portfolio Class 3      1,361,038  14.25      14.90       20,070,863           1.24    0.85    1.20   9.84    10.22
SAST Blue Chip Growth Portfolio
  Class 1                              144,142   9.34       9.67        1,390,309           0.35    0.85    1.10  10.70    10.97
SAST Blue Chip Growth Portfolio
  Class 3                            1,134,077   9.05       9.46       10,483,778           0.30    0.85    1.20  10.31    10.69
SAST Capital Growth Portfolio
  Class 1                               73,470  11.61      12.02          880,086           0.07    0.85    1.10   7.40     7.67
SAST Capital Growth Portfolio
  Class 3                              354,790  11.32      11.76        4,134,639           0.00    0.85    1.20   7.03     7.40
SAST Corporate Bond Portfolio
  Class 1                            1,980,638  24.81      29.85       49,608,225           3.59    0.85    1.25   4.49     4.91
SAST Corporate Bond Portfolio
  Class 3                            9,150,213  23.36      24.27      220,890,905           3.70    0.85    1.20   4.28     4.65
SAST Dogs of Wall Street Portfolio
  Class 1                              189,443  23.65      28.36        4,855,018           1.40    0.85    1.25   9.38     9.82
SAST Dogs of Wall Street Portfolio
  Class 3                            1,202,212  26.73      27.76       33,004,462           1.46    0.85    1.20   9.16     9.54
SAST Dynamic Allocation Portfolio
  Class 3                           77,804,052  12.59      12.73      984,908,515           0.65    0.85    1.20   3.08     3.44
SAST Emerging Markets Portfolio
  Class 1                              234,663  18.22      23.01        4,695,540           1.24    0.85    1.25  -7.06    -6.68
SAST Emerging Markets Portfolio
  Class 3                              762,533  21.70      22.50       16,978,736           1.12    0.85    1.20  -7.24    -6.92

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2014                      For the Year Ended December 31, 2014
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Equity Index Portfolio Class 1    687,292             15.71       10,799,361           1.03            1.25           11.68
SAST Equity Opportunities
  Portfolio Class 1                    447,283  20.20      31.05        9,617,649           0.39    0.85    1.25   9.07     9.51
SAST Equity Opportunities
  Portfolio Class 3                  1,601,764  19.05      19.77       31,276,333           0.23    0.85    1.20   8.85     9.23
SAST Foreign Value Portfolio Class
  3                                  9,549,029  11.06      11.33      107,552,889           1.98    0.85    1.20  -8.08    -7.76
SAST Fundamental Growth Portfolio
  Class 1                              607,069  11.34      28.76       10,486,347           0.00    0.85    1.25   6.26     6.68
SAST Fundamental Growth Portfolio
  Class 3                              352,918  10.62      11.10        3,895,605           0.00    0.85    1.20   6.04     6.41
SAST Global Bond Portfolio Class 1     571,079  17.79      23.63        9,314,790           0.00    0.85    1.25  -1.58    -1.18
SAST Global Bond Portfolio Class 3   2,936,775  16.75      17.41       50,678,319           0.00    0.85    1.20  -1.77    -1.43
SAST Global Equities Portfolio
  Class 1                              286,740  13.11      28.68        5,382,612           1.41    0.85    1.25   2.90     3.31
SAST Global Equities Portfolio
  Class 3                              288,058  12.40      12.83        3,655,848           1.52    0.85    1.20   2.69     3.05
SAST Growth Opportunities
  Portfolio Class 1                    194,077   9.96      10.19        1,935,620           0.00    0.85    1.10   2.59     2.85
SAST Growth Opportunities
  Portfolio Class 3                  2,105,569   9.75       9.93       20,567,011           0.00    0.85    1.20   2.24     2.59
SAST Growth-Income Portfolio
  Class 1                              651,277  16.27      49.15       20,564,924           1.73    0.85    1.25  12.69    13.14
SAST Growth-Income Portfolio
  Class 3                            4,581,639  15.26      15.92       71,991,593           1.96    0.85    1.20  12.47    12.86
SAST High-Yield Bond Portfolio
  Class 1                              511,888  20.89      28.95       11,319,228           4.81    0.85    1.25  -0.41    -0.01
SAST High-Yield Bond Portfolio
  Class 3                            2,374,483  19.70      20.44       48,236,702           5.34    0.85    1.20  -0.60    -0.26
SAST International Diversified
  Equities Portfolio Class 1           375,417   9.94      14.58        4,176,783           1.60    0.85    1.25  -9.59    -9.23
SAST International Diversified
  Equities Portfolio Class 3         1,725,399   9.37       9.72       16,617,369           1.48    0.85    1.20  -9.77    -9.46
SAST International Growth and
  Income Portfolio Class 1             561,863  13.00      16.02        7,705,549           1.79    0.85    1.25 -10.58   -10.22
SAST International Growth and
  Income Portfolio Class 3           1,463,561  12.26      12.72       18,589,039           1.38    0.85    1.20 -10.76   -10.44
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    266,781  17.87      18.49        4,486,408           0.80    0.85    1.10   9.66     9.94
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  6,425,785  17.20      18.09      114,579,347           0.71    0.85    1.20   9.28     9.66
SAST SA MFS Total Return Bond
  Portfolio Class 1                  3,205,925  22.40      23.20       74,140,520           2.04    0.85    1.10   7.26     7.53
SAST SA MFS Total Return Bond
  Portfolio Class 3                  5,851,721  21.83      22.69      132,290,163           1.88    0.85    1.20   6.89     7.26
SAST Mid-Cap Growth Portfolio
  Class 1                              283,698  16.42      17.00        4,805,305           0.00    0.85    1.10  10.05    10.33
SAST Mid-Cap Growth Portfolio
  Class 3                            1,607,238  16.01      16.63       26,412,749           0.00    0.85    1.20   9.67    10.05
SAST Real Estate Portfolio Class 1     126,164  35.14      43.15        5,003,080           1.35    0.85    1.25  28.16    28.68
SAST Real Estate Portfolio Class 3     495,078  40.65      42.20       20,740,895           1.06    0.85    1.20  27.91    28.35
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,508,012  15.72      16.12       25,782,415           0.00    0.85    1.20   9.63    10.02
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    901,240  20.95      30.04       19,289,168           1.21    0.85    1.25   3.51     3.92
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  9,956,947  19.74      20.49      202,098,501           1.11    0.85    1.20   3.30     3.66
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            2,158,590  22.02      54.36       53,314,861           0.61    0.85    1.25   5.41     5.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            5,129,532  20.70      21.54      109,817,430           0.38    0.85    1.20   5.20     5.57
SAST Small & Mid Cap Value
  Portfolio Class 3                  2,503,791  18.08      18.55       44,575,364           0.32    0.85    1.20   7.56     7.94
SAST Small Company Value Portfolio
  Class 1                               87,253             40.10        2,907,424           0.28            1.25           -1.22
SAST Small Company Value Portfolio
  Class 3                            2,372,873  14.53      14.89       33,090,241           0.06    0.85    1.20  -1.42    -1.07
SAST Technology Portfolio Class 1       93,595   3.67       3.80          341,976           0.00    0.85    1.10  23.47    23.78
SAST Technology Portfolio Class 3      321,150   3.54       3.71        1,528,426           0.00    0.85    1.20  23.04    23.47
SAST Telecom Utility Portfolio
  Class 1                               98,151  18.55      25.93        2,294,165           2.76    0.85    1.25  11.09    11.54
SAST Telecom Utility Portfolio
  Class 3                              124,458  17.46      18.12        2,228,333           2.43    0.85    1.20  10.87    11.26
SAST Ultra Short Bond Portfolio
  Class 1                              971,741  11.25      12.94       11,262,217           0.00    0.85    1.25  -1.52    -1.12
SAST Ultra Short Bond Portfolio
  Class 3                              968,997  10.55      11.01       10,600,570           0.00    0.85    1.20  -1.72    -1.37

                                               December 31, 2013                      For the Year Ended December 31, 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                    ---------- -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                      15,390,855  23.10      23.79      365,584,176           1.47    0.85    1.20  22.22    22.65
American Funds Global Growth Fund
  Class 2                            9,604,256  33.18      34.20      327,531,412           1.23    0.85    1.20  27.64    28.09
American Funds Growth Fund Class 2   8,199,373  29.05      29.93      244,676,769           0.92    0.85    1.20  28.56    29.00
American Funds Growth-Income Fund
  Class 2                           15,875,732  25.21      26.01      412,056,459           1.32    0.85    1.20  31.91    32.37
AST Asset Allocation Portfolio
  Class 1                              470,696  20.13      36.65       12,011,828           2.65    0.85    1.25  16.42    16.89
AST Asset Allocation Portfolio
  Class 3                              655,435  19.09      19.75       12,907,632           2.91    0.85    1.20  16.19    16.60
AST Capital Appreciation Portfolio
  Class 1                            2,615,547  26.59      81.54       79,467,770           0.00    0.85    1.25  34.14    34.67
AST Capital Appreciation Portfolio
  Class 3                            5,623,576  25.13      26.09      146,217,010           0.00    0.85    1.20  33.87    34.34
AST Government and Quality Bond
  Portfolio Class 1                  2,329,933  17.10      21.58       41,570,606           2.33    0.85    1.25  -3.30    -2.92
AST Government and Quality Bond
  Portfolio Class 3                 10,275,037  16.20      16.77      171,288,409           2.24    0.85    1.20  -3.50    -3.16
AST Growth Portfolio Class 1         1,560,885  17.81      48.09       32,037,012           0.78    0.85    1.25  33.50    34.03
AST Growth Portfolio Class 3           316,571  16.86      17.47        5,506,047           0.54    0.85    1.20  33.24    33.70
AST Natural Resources Portfolio
  Class 3                              556,766  10.21      10.44        5,802,117           0.69    0.85    1.20   4.28     4.64
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,344,874  12.68      12.88       17,293,792          13.74    0.85    1.20  22.30    22.73
FTVIP Franklin Income VIP Fund
  Class 2                            2,469,399  13.41      13.62       33,527,085           5.78    0.85    1.20  12.59    12.98
Invesco V.I. American Franchise
  Fund Series II                       359,106  16.00      16.48        5,899,166           0.24    0.85    1.20  38.13    38.62

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2013                      For the Year Ended December 31, 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
Invesco V.I. Comstock Fund
  Series II                         14,031,194  19.63      20.27      283,507,573           1.44    0.85    1.20  34.04    34.51
Invesco V.I. Growth and Income
  Fund Series II                    13,347,023  21.06      21.80      289,855,640           1.27    0.85    1.20  32.18    32.64
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 6,909,891  17.01      17.56      121,091,260           0.54    0.85    1.20  34.28    34.75
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 3,839,341  19.74      20.35       77,949,580           0.41    0.85    1.20  28.77    29.22
SST Real Return Portfolio Class 3    4,808,903  11.75      11.83       56,760,660           1.03    0.85    1.20  -6.37    -6.04
SAST Aggressive Growth Portfolio
  Class 1                              311,507  13.37      21.51        5,743,097           0.00    0.85    1.25  41.17    41.73
SAST Aggressive Growth Portfolio
  Class 3                               77,390  12.78      13.12        1,011,200           0.00    0.85    1.20  40.89    41.38
SAST SA AB Growth Portfolio Class 1    677,079  12.77      51.29       24,138,772           0.27    0.85    1.25  35.74    36.28
SAST SA AB Growth Portfolio Class 3    846,146  12.08      12.53       10,575,523           0.02    0.85    1.20  35.47    35.94
SAST Balanced Portfolio Class 1        992,388  11.90      22.99       19,305,044           1.46    0.85    1.25  18.00    18.47
SAST Balanced Portfolio Class 3      1,167,238  12.97      13.51       15,671,824           1.61    0.85    1.20  17.76    18.17
SAST Blue Chip Growth Portfolio
  Class 1                              180,788   8.44       8.71        1,567,805           0.36    0.85    1.10  32.50    32.83
SAST Blue Chip Growth Portfolio
  Class 3                              374,908   8.20       8.55        3,167,173           0.13    0.85    1.20  32.04    32.50
SAST Capital Growth Portfolio
  Class 1                               80,743  10.81      11.16          898,784           0.77    0.85    1.10  27.84    28.16
SAST Capital Growth Portfolio
  Class 3                              350,994  10.58      10.95        3,823,323           0.57    0.85    1.20  27.40    27.84
SAST Corporate Bond Portfolio
  Class 1                            2,287,439  23.65      28.57       54,649,711           4.09    0.85    1.25   0.14     0.54
SAST Corporate Bond Portfolio
  Class 3                            8,957,279  22.40      23.19      207,084,383           4.15    0.85    1.20  -0.06     0.29
SAST Dogs of Wall Street Portfolio
  Class 1                              208,059  21.62      25.83        4,867,238           1.49    0.85    1.25  34.92    35.46
SAST Dogs of Wall Street Portfolio
  Class 3                              860,898  24.49      25.34       21,663,776           1.65    0.85    1.20  34.65    35.12
SAST Dynamic Allocation Portfolio
  Class 3                           27,326,998  12.21      12.30      334,890,050           0.00    0.85    1.20  15.74    16.03
SAST Emerging Markets Portfolio
  Class 1                              266,765  19.60      24.65        5,720,283           0.54    0.85    1.25  -4.59    -4.20
SAST Emerging Markets Portfolio
  Class 3                              592,266  23.39      24.18       14,235,894           0.34    0.85    1.20  -4.78    -4.44
SAST Equity Index Portfolio Class 1    784,852             14.07       11,042,792           0.32            1.25           29.78
SAST Equity Opportunities
  Portfolio Class 1                    504,960  18.45      28.47        9,928,834           0.56    0.85    1.25  29.59    30.11
SAST Equity Opportunities
  Portfolio Class 3                  1,062,376  17.50      18.10       19,077,053           0.44    0.85    1.20  29.34    29.79
SAST Foreign Value Portfolio
  Class 3                            8,637,557  12.03      12.29      105,700,199           1.69    0.85    1.20  21.61    22.04
SAST Fundamental Growth Portfolio
  Class 1                              739,678  10.63      27.06       11,816,168           0.00    0.85    1.25  35.36    35.90
SAST Fundamental Growth Portfolio
  Class 3                              366,785  10.02      10.43        3,814,180           0.00    0.85    1.20  35.09    35.57
SAST Global Bond Portfolio Class 1     627,824  18.00      24.01       11,831,585           1.10    0.85    1.25  -4.74    -4.36
SAST Global Bond Portfolio Class 3   2,380,180  17.05      17.66       41,823,434           0.99    0.85    1.20  -4.93    -4.60
SAST Global Equities Portfolio
  Class 1                              291,709  12.69      27.88        5,542,705           0.55    0.85    1.25  24.63    25.13
SAST Global Equities Portfolio
  Class 3                              190,344  12.08      12.45        2,356,088           0.34    0.85    1.20  24.38    24.82
SAST Growth Opportunities
  Portfolio Class 1                    209,513   9.69       9.94        2,031,411           0.00    0.85    1.10  36.28    36.62
SAST Growth Opportunities
  Portfolio Class 3                  2,399,975   9.50       9.72       22,855,474           0.00    0.85    1.20  35.81    36.29
SAST Growth-Income Portfolio
  Class 1                              725,653  14.38      43.62       20,492,451           1.51    0.85    1.25  30.12    30.64
SAST Growth-Income Portfolio
  Class 3                            3,485,732  13.57      14.11       48,750,303           1.61    0.85    1.20  29.86    30.31
SAST High-Yield Bond Portfolio
  Class 1                              592,138  20.90      29.07       13,109,667           5.17    0.85    1.25   6.57     6.99
SAST High-Yield Bond Portfolio
  Class 3                            2,203,051  19.82      20.50       44,998,208           5.28    0.85    1.20   6.35     6.73
SAST International Diversified
  Equities Portfolio Class 1           412,352  10.95      16.13        5,080,422           2.72    0.85    1.25  19.13    19.60
SAST International Diversified
  Equities Portfolio Class 3         1,311,581  10.38      10.74       13,989,832           2.81    0.85    1.20  18.89    19.30
SAST International Growth and
  Income Portfolio Class 1             623,651  14.48      17.91        9,560,940           2.02    0.85    1.25  20.52    21.00
SAST International Growth and
  Income Portfolio Class 3           1,750,539  13.74      14.21       24,846,281           1.54    0.85    1.20  20.28    20.70
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    328,600  16.29      16.82        5,506,440           0.65    0.85    1.10  30.38    30.70
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  5,478,938  15.74      16.49       89,501,822           0.45    0.85    1.20  29.92    30.37
SAST SA MFS Total Return Bond
  Portfolio Class 1                  3,738,785  20.89      21.57       80,445,917           2.29    0.85    1.10  17.70    18.00
SAST SA MFS Total Return Bond
  Portfolio Class 3                  6,228,480  20.42      21.15      131,456,196           2.20    0.85    1.20  17.29    17.70
SAST Mid-Cap Growth Portfolio
  Class 1                              300,861  14.92      15.41        4,620,399           0.00    0.85    1.10  40.86    41.21
SAST Mid-Cap Growth Portfolio
  Class 3                            1,638,245  14.60      15.11       24,526,233           0.00    0.85    1.20  40.37    40.86
SAST Real Estate Portfolio Class 1     148,654  27.42      33.54        4,597,413           1.15    0.85    1.25  -3.30    -2.92
SAST Real Estate Portfolio Class 3     695,524  31.78      32.88       22,753,729           0.90    0.85    1.20  -3.50    -3.16
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,117,507  14.34      14.65       16,291,121           0.01    0.85    1.20  32.76    33.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  1,086,636  20.16      29.02       22,383,326           1.29    0.85    1.25  -4.79    -4.40
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  9,007,293  19.11      19.77      176,911,221           1.23    0.85    1.20  -4.98    -4.64
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            2,521,058  20.81      51.57       58,859,770           1.17    0.85    1.25  32.02    32.55
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            5,068,041  19.68      20.41      103,053,887           0.94    0.85    1.20  31.76    32.22
SAST Small & Mid Cap Value
  Portfolio Class 3                  2,784,605  16.81      17.19       47,709,929           0.25    0.85    1.20  35.81    36.29
SAST Small Company Value Portfolio
  Class 1                              103,514             40.60        4,202,516           0.88            1.25           33.69
SAST Small Company Value Portfolio
  Class 3                            2,363,119  14.74      15.05       35,459,134           0.65    0.85    1.20  33.43    33.89
SAST Technology Portfolio Class 1      115,036   2.97       3.07          350,624           0.00    0.85    1.10  24.51    24.82
SAST Technology Portfolio Class 3      241,342   2.88       3.01          718,532           0.00    0.85    1.20  24.07    24.51
SAST Telecom Utility Portfolio
  Class 1                              117,922  16.63      23.34        2,446,966           2.45    0.85    1.25  18.48    18.96
SAST Telecom Utility Portfolio
  Class 3                              104,518  15.75      16.29        1,690,796           2.18    0.85    1.20  18.25    18.66
SAST Ultra Short Bond Portfolio
  Class 1                            1,191,053  11.37      13.14       13,948,521           0.00    0.85    1.25  -1.50    -1.11
SAST Ultra Short Bond Portfolio
  Class 3                            1,042,965  10.74      11.16       11,594,279           0.00    0.85    1.20  -1.70    -1.35

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2012                      For the Year Ended December 31, 2012
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                      15,535,469  18.90      19.40      301,000,788           1.86    0.85    1.20  14.80    15.21
American Funds Global Growth Fund
  Class 2                           10,545,732  26.00      26.70      281,095,191           0.88    0.85    1.20  21.10    21.52
American Funds Growth Fund Class 2   9,225,171  22.60      23.20      213,620,091           0.77    0.85    1.20  16.48    16.89
American Funds Growth-Income Fund
  Class 2                           18,422,938  19.11      19.65      361,536,342           1.56    0.85    1.20  16.08    16.49
AST Asset Allocation Portfolio
  Class 1                              574,317  18.22      31.48       12,437,547           3.04    0.85    1.25  10.55    10.95
AST Asset Allocation Portfolio
  Class 3                              392,081  16.43      16.94        6,617,904           2.92    0.85    1.20  10.33    10.72
AST Capital Appreciation Portfolio
  Class 1                            3,135,121  19.74      60.79       70,325,490           0.00    0.85    1.25  22.35    22.85
AST Capital Appreciation Portfolio
  Class 3                            5,587,235  18.77      19.42      108,360,397           0.00    0.85    1.20  22.11    22.54
AST Government and Quality Bond
  Portfolio Class 1                  2,746,868  17.62      22.32       50,495,823           2.24    0.85    1.25   2.50     2.91
AST Government and Quality Bond
  Portfolio Class 3                  7,600,955  16.78      17.32      131,175,137           2.11    0.85    1.20   2.30     2.66
AST Growth Portfolio Class 1         1,901,754  13.29      36.02       29,001,264           0.56    0.85    1.25  12.55    13.00
AST Growth Portfolio Class 3           311,488  12.66      13.07        4,064,970           0.29    0.85    1.20  12.33    12.72
AST Natural Resources Portfolio
  Class 3                              588,743   9.79       9.98        5,868,674           0.81    0.85    1.20   2.03     2.39
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        2,416,953  10.36      10.49       25,355,257           2.76    0.85    1.20  13.95    14.35
FTVIP Franklin Income VIP Fund
  Class 2                            1,823,182  11.91      12.05       21,937,148           6.45    0.85    1.20  11.31    11.70
Invesco V.I. American Franchise
  Fund Series II                       440,812  11.58      11.89        5,229,170           0.00    0.85    1.20  12.04    12.44
Invesco V.I. Comstock Fund Series
  II                                15,243,068  14.64      15.07      229,271,523           1.49    0.85    1.20  17.50    17.92
Invesco V.I. Growth and Income
  Fund Series II                    14,724,855  15.93      16.43      241,423,280           1.30    0.85    1.20  12.98    13.38
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 8,734,130  12.67      13.03      113,650,846           0.92    0.85    1.20  10.75    11.14
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 4,517,908  15.33      15.75       71,012,534           0.62    0.85    1.20  13.18    13.57
SST Real Return Portfolio Class 3    1,530,017  12.55      12.60       19,237,262           3.49    0.85    1.20   2.55     2.91
SAST Aggressive Growth Portfolio
  Class 1                              344,383   9.44      15.24        4,470,559           0.00    0.85    1.25  14.77    15.24
SAST Aggressive Growth Portfolio
  Class 3                               91,044   9.07       9.28          843,319           0.00    0.85    1.20  14.55    14.95
SAST SA AB Growth Portfolio Class 1    824,707   9.37      37.78       21,220,450           0.48    0.85    1.25  15.15    15.61
SAST SA AB Growth Portfolio Class 3    968,519   8.92       9.21        8,915,079           0.22    0.85    1.20  14.92    15.32
SAST Balanced Portfolio Class 1      1,080,304  11.62      19.48       18,001,149           1.38    0.85    1.25  11.72    12.17
SAST Balanced Portfolio Class 3        546,519  11.01      11.44        6,208,355           1.24    0.85    1.20  11.50    11.89
SAST Blue Chip Growth Portfolio
  Class 1                              168,629   6.37       6.56        1,104,932           0.00    0.85    1.10  10.35    10.63
SAST Blue Chip Growth Portfolio
  Class 3                              356,702   6.21       6.45        2,289,960           0.00    0.85    1.20   9.97    10.36
SAST Capital Growth Portfolio
  Class 1                               96,643   8.46       8.71          839,239           0.39    0.85    1.10  12.68    12.96
SAST Capital Growth Portfolio
  Class 3                              380,722   8.30       8.56        3,252,911           0.16    0.85    1.20  12.28    12.68
SAST Corporate Bond Portfolio
  Class 1                            2,673,869  23.52      28.53       63,519,961           5.13    0.85    1.25  10.03    10.47
SAST Corporate Bond Portfolio
  Class 3                            8,040,815  22.41      23.13      185,674,312           5.11    0.85    1.20   9.81    10.20
SAST Dogs of Wall Street Portfolio
  Class 1                              230,944  16.02      19.06        3,995,110           2.01    0.85    1.25  12.41    12.86
SAST Dogs of Wall Street Portfolio
  Class 3                              228,482  18.19      18.75        4,266,221           2.20    0.85    1.20  12.18    12.58
SAST Dynamic Allocation Portfolio
  Class 3                            6,737,476  10.55      10.60       71,191,459           1.86    0.85    1.20   0.96     5.48
SAST Emerging Markets Portfolio
  Class 1                              326,734  20.54      25.74        7,308,584           0.55    0.85    1.25  17.27    17.74
SAST Emerging Markets Portfolio
  Class 3                              444,823  24.56      25.30       11,230,301           0.33    0.85    1.20  17.04    17.45
SAST Equity Index Portfolio Class 1    870,415             10.84        9,436,816           0.18            1.25           13.61
SAST Equity Opportunities
  Portfolio Class 1                    589,676  14.18      21.97        8,904,578           0.93    0.85    1.25  15.40    15.86
SAST Equity Opportunities
  Portfolio Class 3                    188,018  13.53      13.94        2,607,598           0.86    0.85    1.20  15.17    15.57
SAST Foreign Value Portfolio Class
  3                                  8,922,679   9.89      10.07       89,644,234           1.98    0.85    1.20  17.87    18.28
SAST Fundamental Growth Portfolio
  Class 1                              849,991   7.82      19.99       10,003,055           0.00    0.85    1.25  14.71    15.18
SAST Fundamental Growth Portfolio
  Class 3                              433,219   7.42       7.69        3,328,370           0.00    0.85    1.20  14.49    14.89
SAST Global Bond Portfolio Class 1     690,720  18.83      25.21       13,646,635           8.26    0.85    1.25   2.59     3.00
SAST Global Bond Portfolio Class 3   1,648,857  17.94      18.51       30,449,558           8.73    0.85    1.20   2.39     2.75
SAST Global Equities Portfolio
  Class 1                              329,678  10.14      22.37        4,979,560           0.74    0.85    1.25  15.43    15.90
SAST Global Equities Portfolio
  Class 3                              143,059   9.71       9.98        1,425,830           0.54    0.85    1.20  15.20    15.61
SAST Growth Opportunities
  Portfolio Class 1                    230,611   7.09       7.29        1,638,011           0.00    0.85    1.10  16.28    16.57
SAST Growth Opportunities
  Portfolio Class 3                  3,597,842   6.97       7.16       25,118,001           0.00    0.85    1.20  15.87    16.28
SAST Growth-Income Portfolio Class
  1                                    844,162  11.01      33.52       18,078,049           1.73    0.85    1.25  12.33    12.78
SAST Growth-Income Portfolio Class
  3                                  1,284,853  10.45      10.83       13,810,841           1.79    0.85    1.20  12.10    12.50
SAST High-Yield Bond Portfolio
  Class 1                              675,430  19.97      27.28       13,972,376           6.25    0.85    1.25  15.53    16.20
SAST High-Yield Bond Portfolio
  Class 3                            2,022,873  18.63      19.20       38,782,865           6.18    0.85    1.20  15.30    15.71
SAST International Diversified
  Equities Portfolio Class 1           457,156  13.54      14.74        4,722,447           0.96    0.85    1.25  15.89    16.78
SAST International Diversified
  Equities Portfolio Class 3           646,203   8.73       9.00        5,800,527           0.71    0.85    1.20  15.66    16.06
SAST International Growth and
  Income Portfolio Class 1             715,994  11.97      14.86        9,104,704           2.33    0.85    1.25  19.78    20.26
SAST International Growth and
  Income Portfolio Class 3           2,932,641  11.42      11.77       34,497,411           2.08    0.85    1.20  19.54    19.96
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    328,234  12.50      12.87        4,215,221           0.74    0.85    1.10  17.85    18.14
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  4,091,652  12.11      12.65       51,467,151           0.60    0.85    1.20  17.44    17.85
SAST SA MFS Total Return Bond
  Portfolio Class 1                  4,364,922  17.74      18.28       79,613,840           2.67    0.85    1.10  10.10    10.37
SAST SA MFS Total Return Bond
  Portfolio Class 3                  6,232,201  17.41      17.97      111,866,066           2.48    0.85    1.20   9.71    10.10
SAST Mid-Cap Growth Portfolio
  Class 1                              312,135  10.59      10.91        3,400,165           0.00    0.85    1.10  14.78    15.07
SAST Mid-Cap Growth Portfolio
  Class 3                            1,675,831  10.40      10.73       17,854,707           0.00    0.85    1.20  14.38    14.79
SAST Real Estate Portfolio Class 1     169,877  28.36      34.54        5,424,610           1.08    0.85    1.25  15.78    16.24
SAST Real Estate Portfolio Class 3     835,151  32.93      33.95       28,292,972           0.90    0.85    1.20  15.54    15.95
SAST SA Janus Focused Growth
  Portfolio Class 3                    422,088  10.80      11.00        4,627,515           0.11    0.85    1.20   9.65    10.03

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2012                     For the Year Ended December 31, 2012
                                    --------------------------------------------  -------------------------------------------
                                                                                                    Expense         Total
                                              Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                              -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        --------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                 1,233,950  21.09      30.48       26,592,078           3.04    0.85    1.25   5.94     6.37
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 7,008,599  20.11      20.73      144,724,107           3.17    0.85    1.20   5.73     6.10
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1           3,018,562  15.70      39.06       53,006,278           0.77    0.85    1.25  11.31    11.76
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3           5,470,444  14.93      15.43       84,303,320           0.55    0.85    1.20  11.09    11.48
SAST Small & Mid Cap Value
  Portfolio Class 3                 4,087,534  12.38      12.61       51,472,222           0.38    0.85    1.20  16.89    17.30
SAST Small Company Value Portfolio
  Class 1                             118,143  22.04      30.37        3,587,475           0.43    0.85    1.25  16.40    16.83
SAST Small Company Value Portfolio
  Class 3                           3,043,346  11.05      11.24       34,154,966           0.24    0.85    1.20  16.17    16.58
SAST Technology Portfolio Class 1     127,154   2.38       2.46          310,790           0.00    0.85    1.10   6.59     6.86
SAST Technology Portfolio Class 3     255,123   2.32       2.41          613,287           0.00    0.85    1.20   6.22     6.59
SAST Telecom Utility Portfolio
  Class 1                             131,508  14.92      19.70        2,300,837           3.36    0.85    1.25  12.07    12.98
SAST Telecom Utility Portfolio
  Class 3                             104,015  13.32      13.73        1,422,342           3.63    0.85    1.20  11.84    12.24
SAST Ultra Short Bond Portfolio
  Class 1                           1,246,117  11.50      13.34       14,863,988           0.00    0.85    1.25  -1.48    -1.09
SAST Ultra Short Bond Portfolio
  Class 3                             883,419  10.92      11.31        9,986,971           0.00    0.85    1.20  -1.68    -1.33

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These expenses do not include any expenses assessed through redemption of units. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 24, 2017, the date the financial statements were issued.

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2016 and 2015 and for each of the three years ended December 31, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                 2
Consolidated Balance Sheet at December 31, 2016 and 2015                     3
Consolidated Statements of Income for each of the years ended
  December 31, 2016, 2015 and 2014                                           4
Consolidated Statements of Comprehensive Income (Loss) for each of the
  years ended December 31, 2016, 2015 and 2014                               5
Consolidated Statements of Equity for each of the years ended
  December 31, 2016, 2015 and 2014                                           6
Consolidated Statements of Cash Flows for each of the years ended
  December 31, 2016, 2015 and 2014                                           7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1.   Basis of Presentation                                                   8
2.   Summary of Significant Accounting Policies                              9
3.   Fair Value Measurements                                                14
4.   Investments                                                            33
5.   Lending Activities                                                     43
6.   Reinsurance                                                            45
7.   Derivatives and Hedge Accounting                                       46
8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       49
9.   Variable Interest Entities                                             52
10.  Insurance Liabilities                                                  54
11.  Variable Life and Annuity Contracts                                    57
12.  Debt                                                                   59
13.  Commitments and Contingencies                                          60
14.  Equity                                                                 62
15.  Statutory Financial Data and Restrictions                              63
16.  Benefit Plans                                                          64
17.  Income Taxes                                                           64
18.  Related Party Transactions                                             67
19.  Subsequent Events                                                      68

                        Report of Independent Auditors

To the Board of Directors of
American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2016.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 24, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                  December 31,
                                                               -----------------
(in millions, except for share data)                             2016     2015
------------------------------------                           -------- --------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value
            (amortized cost: 2016 - $96,184; 2015 -
            $96,119)                                           $100,867 $ 99,086
          Other bond securities, at fair value                    3,047    3,545
       Equity securities:
          Common and preferred stock, available for
            sale, at fair value (cost: 2016 - $10;
            2015 - $15)                                              15       18
          Other common and preferred stock, at fair
            value                                                     4       --
       Mortgage and other loans receivable, net of
         allowance                                               16,458   14,598
       Other invested assets (portion measured at fair
         value: 2016 - $1,508; 2015 - $2,684)                     3,498    5,687
       Short-term investments (portion measured at
         fair value: 2016 - $3,122; 2015 - $1,625)                3,347    1,850
                                                               -------- --------
          Total investments                                     127,236  124,784
   Cash                                                             173      317
   Accrued investment income                                      1,051    1,055
   Amounts due from related parties                               1,097      520
   Premiums and other receivables - net of allowance                789      698
   Reinsurance assets, net of allowance                           1,572    1,665
   Deferred policy acquisition costs                              6,787    6,401
   Current income tax receivable                                     --      121
   Deferred income taxes                                          1,610      445
   Other assets (including restricted cash of $1 in
     2016 and $4 in 2015)                                         2,562    2,186
   Separate account assets, at fair value                        44,174   41,894
                                                               -------- --------
Total assets                                                   $187,051 $180,086
                                                               ======== ========
Liabilities:
   Future policy benefits for life and accident and
     health insurance contracts                                $ 33,112 $ 31,576
   Policyholder contract deposits (portion measured at
     fair value: 2016 - $2,743; 2015 - $2,104)                   78,613   75,642
   Policy claims and benefits payable                               702      685
   Other policyholder funds                                       2,034    2,090
   Current income tax payable                                        71       --
   Notes payable - to affiliates (portion measured at
     fair value: 2016 - $568; 2015 - $474)                        1,259      717
   Notes payable - to third parties                                 220      406
   Amounts due to related parties                                 1,134      792
   Securities lending payable                                     2,142      962
   Other liabilities                                              3,548    3,864
   Separate account liabilities                                  44,174   41,894
                                                               -------- --------
Total liabilities                                               167,009  158,628
                                                               -------- --------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL)
  shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares
     authorized, issued and outstanding                               1        1
   Common stock, $10 par value; 600,000 shares
     authorized, issued and outstanding                               6        6
   Additional paid-in capital                                    16,673   18,546
   Retained earnings (accumulated deficit)                           --      575
   Accumulated other comprehensive income                         3,295    2,333
                                                               -------- --------
Total AGL shareholder's equity                                   19,975   21,461
Noncontrolling interests                                             67       (3)
                                                               -------- --------
Total equity                                                     20,042   21,458
                                                               -------- --------
Total liabilities and equity                                   $187,051 $180,086
                                                               ======== ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                        Years Ended December 31,
                                                       -------------------------
(in millions)                                            2016     2015     2014
-------------                                          -------  -------  -------
Revenues:
   Premiums                                            $ 1,722  $ 2,628  $ 1,666
   Policy fees                                           2,078    2,090    1,985
   Net investment income                                 6,318    6,118    6,925
   Net realized capital losses:
       Total other-than-temporary impairments on
         available-for-sale securities                    (210)    (197)     (81)
       Portion of other-than-temporary
         impairments on available-for-sale fixed
         maturity securities recognized in other
         comprehensive income (loss)                       (17)     (22)     (23)
                                                       -------  -------  -------
       Net other-than-temporary impairments on
         available-for-sale securities recognized
         in net income                                    (227)    (219)    (104)
       Other realized capital (losses) gains              (903)     141       30
                                                       -------  -------  -------
   Total net realized capital losses:                   (1,130)     (78)     (74)
       Other income                                      1,237    2,268    2,580
                                                       -------  -------  -------
Total revenues                                          10,225   13,026   13,082
                                                       -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                 4,644    5,276    4,224
   Interest credited to policyholder account
     balances                                            2,211    2,178    2,234
   Amortization of deferred policy acquisition
     costs                                                 261      787      658
   General operating and other expenses                  2,139    3,087    3,014
   Net (gain) loss on sale of divested businesses         (238)      --       --
                                                       -------  -------  -------
Total benefits and expenses                              9,017   11,328   10,130
                                                       -------  -------  -------
Income before income tax expense                         1,208    1,698    2,952
Income tax expense (benefit):
   Current                                               1,248      549      401
   Deferred                                               (951)    (111)     533
                                                       -------  -------  -------
Income tax expense                                         297      438      934
                                                       -------  -------  -------
Net income                                                 911    1,260    2,018
Less:
Net income attributable to noncontrolling
  interests                                                  1       --       --
                                                       -------  -------  -------
Net income attributable to AGL                         $   910  $ 1,260  $ 2,018
                                                       =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                      Years Ended December 31,
                                                      -----------------------
  (in millions)                                        2016     2015    2014
  Net income                                          $  911  $ 1,260  $2,018
                                                      ------  -------  ------
  Other comprehensive income (loss), net of tax
     Change in unrealized appreciation
       (depreciation) of fixed maturity investments
       on which other-than- temporary credit
       impairments were recognized                       (34)    (225)     48
     Change in unrealized appreciation
       (depreciation) of all other investments         1,457   (4,368)  3,900
     Adjustments to deferred policy acquisition
       costs, value of business acquired and
       deferred sales inducements                       (100)     442    (152)
     Change in unrealized insurance loss recognition    (361)     551    (556)
     Change in foreign currency translation
       adjustments                                        --       (2)     (5)
                                                      ------  -------  ------
  Other comprehensive income (loss)                      962   (3,602)  3,235
                                                      ------  -------  ------
  Comprehensive income (loss)                          1,873   (2,342)  5,253
  Comprehensive income attributable to
    noncontrolling interests                               1       --      --
                                                      ------  -------  ------
  Comprehensive income (loss) attributable to AGL     $1,872  $(2,342) $5,253
                                                      ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                             Retained    Accumulated  Total AGL
                                                Additional   Earnings       Other      Share-      Non-
                               Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                    Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                  --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2014          $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                  ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       2,018            --       2,018        --      2,018
Dividends                          --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income         --      --         --          --         3,235       3,235        --      3,235
Capital contributions from
 Parent                            --      --         58          --            --          58        --         58
Deconsolidation of VIEs            --      --         --          --            --          --      (167)      (167)
Return of capital                  --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                              --      --         --          --            --          --         3          3
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       1,260            --       1,260        --      1,260
Dividends                          --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss           --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from
 Parent                            --      --         32          --            --          32        --         32
Other                              --      --         --          --            --          --        (3)        (3)
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015        $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --         910            --         910         1        911
Dividends                          --      --         --      (1,491)           --      (1,491)       --     (1,491)
Other comprehensive income         --      --         --          --           962         962        --        962
Net increase due to
 acquisitions and
 consolidations                    --      --         --          --            --          --        65         65
Capital contributions from
 Parent                            --      --         12          --            --          12        --         12
Return of capital                  --      --     (1,885)         --            --      (1,885)       --     (1,885)
Deconsolidation of VIEs            --      --         --           6            --           6         3          9
Other                              --      --         --          --            --          --         1          1
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2016        $ 1     $ 6    $16,673     $    --       $ 3,295     $19,975     $  67    $20,042
                                  ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                   Years Ended December 31,
                                                                 ----------------------------
(in millions)                                                      2016      2015      2014
-------------                                                    --------  --------  --------
Cash flows from operating activities:
   Net income                                                    $    911  $  1,260  $  2,018
                                                                 --------  --------  --------
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Interest credited to policyholder account balances           2,211     2,178     2,234
       Amortization of deferred policy acquisition costs              261       787       658
       Fees charged for policyholder contract deposits             (1,337)   (1,203)   (1,172)
       Net realized capital losses                                  1,130        78        74
       Net (gains) on sale of divested businesses                    (238)       --        --
       Unrealized losses (gains) in earnings, net                     (41)       25      (280)
       Equity in (income) losses of partnerships and other
         invested assets                                               92       (32)     (459)
       Accretion of net premium/discount on investments              (828)     (710)     (760)
       Capitalized interest                                           (71)      (59)      (82)
       Provision for deferred income taxes                           (951)     (111)      533
   Changes in operating assets and liabilities:
       Accrued investment income                                        4       (13)       32
       Amounts due to/from related parties                           (236)       62       473
       Reinsurance assets                                              93       (49)       58
       Deferred policy acquisition costs                             (805)     (983)     (875)
       Current income tax receivable/payable                        1,201       448       200
       Future policy benefits and other policyholder funds            932     1,193       675
       Other, net                                                    (223)     (220)       64
                                                                 --------  --------  --------
   Total adjustments                                                1,194     1,391     1,373
                                                                 --------  --------  --------
Net cash provided by operating activities                           2,105     2,651     3,391
                                                                 ========  ========  ========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available-for-sale investments                               8,353     7,514     5,852
       Other investments, excluding short-term investments          2,796     2,670     1,310
       Divested businesses, net                                       238        --        --
   Redemption and maturities of fixed maturity securities
     available for sale                                             8,831     7,837     7,833
   Principal payments received on sales and maturities of
     mortgage and other loans receivable                            2,892     2,094     1,747
   Redemption and maturities of other investments,
     excluding short-term investments                                 230       196       178
   Purchases of:
       Available-for-sale investments                             (19,834)  (17,431)  (13,290)
       Mortgage and other loans receivable                         (5,100)   (4,932)   (3,572)
       Other investments, excluding short-term investments           (607)   (2,442)     (930)
   Net change in restricted cash                                        3       392      (213)
   Net change in short-term investments                            (1,497)     (469)    2,515
   Other, net                                                      (1,075)     (179)       46
                                                                 --------  --------  --------
Net cash provided by (used in) investing activities                (4,770)   (4,750)    1,476
                                                                 ========  ========  ========
Cash flows from financing activities:
   Policyholder contract deposits                                  10,529    10,208     9,524
   Policyholder contract withdrawals                               (7,478)   (7,112)   (7,006)
   Net exchanges to/from separate accounts                           (870)   (1,239)   (1,525)
   Change in repurchase agreements                                     18       281       225
   Repayment of notes payable                                        (286)     (221)       --
   Issuance of notes payable                                          603       100       494
   Change in securities lending payable                             1,180       962    (2,514)
   Change in cash overdrafts                                           45        --        --
   Dividends and return of capital paid to Parent Company,
     net of cash contributions                                     (1,220)     (824)   (4,017)
   Other, net                                                          --        (2)       21
                                                                 --------  --------  --------
Net cash provided by (used in) financing activities                 2,521     2,153    (4,798)
                                                                 ========  ========  ========
Net increase (decrease) in cash                                      (144)       54        69
Cash at beginning of year                                             317       263       194
                                                                 --------  --------  --------
Cash at end of year                                              $    173  $    317  $    263
                                                                 ========  ========  ========
Supplementary Disclosure of Consolidated Cash Flow
  Information
Cash paid during the period for:
   Interest                                                      $      7  $      9  $      7
   Taxes                                                               42        91       194
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract
     deposits                                                          12        13        20
   Non-cash dividends                                               2,156       237     2,238
   Settlement of non-cash dividends payable                            --     1,292        --
   Non-cash contributions from Parent                                  12        32        58
                                                                 ========  ========  ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In May 2016, we sold AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated Statements of Income included total revenues and expenses of AIG Advisor Group of $477 million and $193 million, respectively, in 2016 and total revenues and expenses of $1.4 billion and $1.3 billion, respectively, in both 2015 and 2014.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available-for-sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.  Fair Value Measurements
             .  Short-term investments
Note 4.  Investments
             .  Fixed maturity and equity
                securities
             .  Other invested assets
             .  Net investment income
             .  Net realized capital gains
                (losses)
             .  Other-than-temporary
                impairments
Note 5.  Lending Activities
             .  Mortgage and other loans
                receivable - net of allowance
Note 6.  Reinsurance
             .  Reinsurance assets, net of
                allowance
Note 7.  Derivatives and Hedge Accounting
             .  Derivative assets and
                liabilities, at fair value
Note 8.  Deferred Policy Acquisition Costs and
         Deferred Sales Inducements
             .  Deferred policy acquisition
                costs
             .  Amortization of deferred
                policy acquisition costs
             .  Deferred sales inducements

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Note 9.   Variable Interest Entities
Note 10.  Insurance Liabilities
              .  Future policy benefits
              .  Policyholder contract deposits
              .  Other policyholder funds
Note 11.  Variable Life and Annuity Contracts
Note 12.  Debt
              .  Long-term debt
Note 13.  Commitments and Contingencies
              .  Legal contingencies
Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2016

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities
(VIEs) or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We adopted the standard prospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued an accounting standard that amends the guidance for debt issuance costs by requiring such costs to be presented as a deduction to the corresponding debt liability, rather than as an asset, and for the amortization of such costs to be reported as interest expense. The amendments are intended to simplify the presentation of debt issuance costs and make it consistent with the presentation of debt discounts or premiums. The amendments, however, do not change the recognition and measurement guidance applicable to debt issuance costs.

We adopted the standard retrospectively on its required effective date of January 1, 2016. Because the new standard did not affect accounting recognition or measurement of debt issuance costs, the adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)

In May 2015, the FASB amended the standard on fair value disclosures for investments for which fair value is measured using the net asset value (NAV) per share (or its equivalent) as a practical expedient. The amendments in this update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In addition, the amendment removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share as a practical expedient.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern

In August 2014, the FASB issued an accounting standard that requires management to evaluate and disclose if there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern even if the entity's liquidation is not imminent. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but this new standard requires an evaluation to determine whether to disclose information about the relevant conditions and events. Currently under U.S. GAAP there is no guidance about management's responsibility under this standard. U.S. auditing standards and federal securities law require that an auditor evaluate whether there is substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time not to exceed one year beyond the date of the financial statements being audited.

We adopted the standard on its required effective date of December 31, 2016. The adoption of this standard did not have an effect on our consolidated financial condition, results of operations or cash flows.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective on January 1, 2018 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted as of January 1, 2017, including interim periods. We are currently evaluating the impact to our revenue sources that are in scope of the standard. However, as the majority of our revenue sources are not in scope of the standard, we do not expect the adoption of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective on January 1, 2018, with early adoption of certain provisions permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

The standard is effective on January 1, 2019, with early adoption permitted using a modified retrospective approach. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows. We are currently quantifying the expected gross up of our balance sheet for a right to use asset and a lease liability as required by the standard.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Derivative Contract Novations

In March 2016, the FASB issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" and will apply to financial assets subject to credit losses, those measured at amortized cost and certain off-balance sheet credit exposures. The impairment for available-for-sale debt securities will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows, but we expect an increase in our allowances for credit losses. The amount of the increase will be impacted by our portfolio composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows. The standard is effective on January 1, 2018, with early adoption permitted as long as all amendments are included in the same period.

The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

The standard is effective on January 1, 2018, with early adoption permitted. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of early-adopting the standard on our reported consolidated financial condition, results of operations and cash flows. Because the standard requires prospective adoption, the impact is dependent on future acquisitions and dispositions.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2016                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   335 $    --    $  --       $  --    $    335
   Obligations of states, municipalities and political
     subdivisions                                             --   2,474     995       --          --       3,469
   Non-U.S. governments                                       --   2,619      --       --          --       2,619
   Corporate debt                                             --  67,419     546       --          --      67,965
   RMBS                                                       --   7,187   7,027       --          --      14,214
   CMBS                                                       --   4,288     793       --          --       5,081
   CDO/ABS                                                    --   2,116   5,068       --          --       7,184
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  86,438  14,429       --          --     100,867
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      41      --       --          --          41
   Corporate debt                                             --   1,421      --       --          --       1,421
   RMBS                                                       --      33     324       --          --         357
   CMBS                                                       --     164      17       --          --         181
   CDO/ABS                                                    --      22   1,025       --          --       1,047
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,681   1,366       --          --       3,047
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            11      --      --       --          --          11
   Mutual funds                                                1      --      --       --          --           1
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Other common and preferred stock                               4      --      --       --          --           4
Other invested assets/(a)/                                    --      --      28       --          --          28
Short-term investments                                       656   2,466      --       --          --       3,122
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     517      --       --          --         517
   Foreign exchange contracts                                 --     601      --       --          --         601
   Equity contracts                                          167      41      55       --          --         263
   Other contracts                                            --      --      14       --          --          14
   Counterparty netting and cash collateral                   --      --      --     (762)        (46)       (808)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                      167   1,159      69     (762)        (46)        587
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   42,152   2,022      --       --          --      44,174
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $43,001 $93,766 $15,892    $(762)      $ (46)   $151,851
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $    95 $ 2,648    $  --       $  --    $  2,743
Notes payable - to affiliates                                 --      --     568       --          --         568
Derivative liabilities:
   Interest rate contracts                                    --   1,547      --       --          --       1,547
   Foreign exchange contracts                                 --     333      --       --          --         333
   Equity contracts                                           12      --      --       --          --          12
   Other contracts                                            --      --       5       --          --           5
   Counterparty netting and cash collateral                   --      --      --     (762)       (852)     (1,614)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  12   1,880       5     (762)       (852)        283
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    12 $ 1,975 $ 3,221    $(762)      $(852)   $  3,594
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(a)/                                     2      --      30       --          --          32
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $91,087 $16,233    $(273)      $(298)   $147,102
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates                                 --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ======= ======= =======    =====       =====    ========

(a)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $1,481 million and $2,652 million as of December 31, 2016 and December 31, 2015, respectively.

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2016, we had no significant transfers from Level 2 to Level 1 and transferred $1 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers between Level 1 and Level 2 during 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2016 and 2015 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2016 and 2015:

                                                   Net                                                               Changes in
                                                Realized                                                             Unrealized
                                                   and                    Purchases,                               Gains (Losses)
                                               Unrealized                   Sales,                                  Included in
                                                  Gains                   Issuances                         Fair     Income on
                                    Fair Value  (Losses)       Other         and        Gross     Gross    Value    Instruments
                                    Beginning  Included in Comprehensive Settlements, Transfers Transfers  End of  Held at End of
(in millions)                        of Year     Income    Income (Loss)     Net         In        Out      Year        Year
-------------                       ---------- ----------- ------------- ------------ --------- --------- -------  --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   993      $  (1)       $  21        $ 101       $ --     $  (119) $   995       $ --
   Corporate debt                        733         (7)         (10)         (56)       337        (451)     546         --
   RMBS                                7,233        398           55         (662)        19         (16)   7,027         --
   CMBS                                1,194         58          (84)          (1)        14        (388)     793         --
   CDO/ABS                             4,151         96          (55)         870         11          (5)   5,068         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,304        544          (73)         252        381        (979)  14,429         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   U.S government and government
   Obligations of states,
     municipalities
   RMBS                                  727         35           --         (439)         1          --      324         (3)
   CMBS                                   60         --           --           (4)         7         (46)      17         (1)
   CDO/ABS                             1,046         46           --          (67)        --          --    1,025         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,833         81           --         (510)         8         (46)   1,366         13
                                     -------      -----        -----        -----       ----     -------  -------       ----
Equity securities available for
  sale:
Other invested assets                     30         (2)          (6)          15         --          (9)      28         (2)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $16,167      $ 623        $ (79)       $(243)      $389     $(1,034) $15,823       $ 11
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,995)     $(415)       $  --        $(238)      $ --     $    --  $(2,648)      $ --
Notes payable - to affiliates           (474)      (108)          --           14         --          --     (568)        --
Derivatives assets, net*
   Equity contracts                       53          7           --           (5)        --          --       55         60
   Other contracts                         5         71           --          (67)        --          --        9         76
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            58         78           --          (72)        --          --       64        136
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(2,411)     $(445)       $  --        $(296)      $ --     $    --  $(3,152)      $136
                                     =======      =====        =====        =====       ====     =======  =======       ====
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   951      $  (1)       $ (78)       $ 191       $ --     $   (70) $   993       $ --
   Corporate debt                        959         10          (59)         (94)       735        (818)     733         --
   RMBS                                7,240        443         (206)        (244)        --          --    7,233         --
   CMBS                                1,294         68          (79)          45         --        (134)   1,194         --
   CDO/ABS                             3,575         84          (82)         593          7         (26)   4,151         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,019        604         (504)         491        742      (1,048)  14,304         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   RMBS                                  275         20           --          432         --          --      727         10
   CMBS                                   48         (1)          --            9          4          --       60         (1)
   CDO/ABS                             1,231        (24)          --         (161)        --          --    1,046        (55)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,554         (5)          --          280          4          --    1,833        (46)
                                     -------      -----        -----        -----       ----     -------  -------       ----
   Common stock                            1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total equity securities available
  for sale                                 1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other invested assets                     84         (5)         (52)           3         --          --       30         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $15,658      $ 594        $(556)       $ 773       $746     $(1,048) $16,167       $(46)
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,226)     $(336)       $  --        $(433)      $ --     $    --  $(1,995)      $ --
Notes payable - to affiliates           (514)        18           --           22         --          --     (474)        --
Derivatives assets, net*
   Equity contracts                       51         (5)          --            7         --          --       53          6
   Other contracts                         6         68           --          (69)        --          --        5         11
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            57         63           --          (62)        --          --       58         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(1,683)     $(255)       $  --        $(473)      $ --     $    --  $(2,411)      $ 17
                                     =======      =====        =====        =====       ====     =======  =======       ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                               Net     Net Realized
                                     Policy Investment Capital Gains
 (in millions)                        Fees    Income     (Losses)        Total
 -------------                       ------ ---------- -------------     -----
 December 31, 2016
    Bonds available for sale          $--     $ 638        $ (94)    $   $ 544
    Other bond securities              --        76            5            81
    Other invested assets              --        (2)          --            (2)
    Policyholder contract deposits     --        --         (415)         (415)
    Notes payable - to affiliates      --      (108)          --          (108)
    Derivative assets, net             71        --            7            78
                                      ---     -----        -----         -----
 December 31, 2015
    Bonds available for sale          $--     $ 620        $ (16)    $   $ 604
    Other bond securities              --        (3)          (2)           (5)
    Other invested assets              --        (2)          (3)           (5)
    Policyholder contract deposits     --        --         (336)         (336)
    Notes payable - to affiliates      --        --           18            18
    Derivative assets, net             68        --           (5)           63
                                      ---     -----        -----         -----

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  105   $  --     $--      $    (4)         $ 101
   Corporate debt                                                          16     (24)     --          (48)           (56)
   RMBS                                                                   830      (9)     --       (1,483)          (662)
   CMBS                                                                    74     (25)     --          (50)            (1)
   CDO/ABS                                                              2,431    (372)     --       (1,189)           870
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          3,456    (430)     --       (2,774)           252
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   U.S government and government
   Obligations of states, municipalities
   RMBS                                                                   141    (472)     --         (108)          (439)
   CMBS                                                                    32     (34)     --           (2)            (4)
   CDO/ABS                                                                 19      --      --          (86)           (67)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               192    (506)     --         (196)          (510)
                                                                       ------   -----     ---      -------          -----
Equity securities available for sale:
Other invested assets                                                      15      --      --           --             15
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,663   $(936)    $--      $(2,970)         $(243)
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(349)    $--      $   111          $(238)
Notes payable - to affiliates                                              --      --      --           14             14
Derivatives liabilities, net
   Equity contracts                                                         5      --      --          (10)            (5)
   Other contracts                                                        (12)     --      --          (55)           (67)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         (7)     --      --          (65)           (72)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   (7)  $(349)    $--      $    60          $(296)
                                                                       ======   =====     ===      =======          =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --          $ 191
   Corporate debt                                                          90      (3)     --         (181)           (94)
   RMBS                                                                 1,104    (128)     --       (1,220)          (244)
   CMBS                                                                    93     (22)     --          (26)            45
   CDO/ABS                                                              1,422     (50)     --         (779)           593
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)           491
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)           432
   CMBS                                                                    23      --      --          (14)             9
   CDO/ABS                                                                 --     (65)     --          (96)          (161)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               521     (65)     --         (176)           280
                                                                       ------   -----     ---      -------          -----
   Common stock                                                            --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Total equity securities available for sale                                 --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Other invested assets                                                      13      --      --          (10)             3
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,434   $(268)    $--      $(2,393)         $ 773
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6          $(433)
Notes payable - to affiliates                                              --      --      --           22             22
Derivatives liabilities, net
   Equity contracts                                                        19      --      --          (12)             7
   Other contracts                                                         --      --      --          (69)           (69)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         19      --      --          (81)           (62)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)         $(473)
                                                                       ======   =====     ===      =======          =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2016 and 2015 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $68 million of net losses related to assets transferred into Level 3 in 2016 and includes $73 million of net losses related to assets transferred out of Level 3 in 2016. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $5 million of net losses related to assets transferred into Level 3 in 2015 and included $14 million of net losses related to assets transferred out of Level 3 in 2015.

Transfers of Level 3 Assets

During the years ended December 31, 2016 and 2015, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2016 and 2015, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2016 and 2015.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                              Fair Value at
                              December 31,
(in millions)                     2016      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                 ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions         $  770     Discounted cash flow                     Yield     3.42% - 7.22% (5.32%)

Corporate debt                      323     Discounted cash flow                     Yield     3.45% - 6.22% (4.83%)

RMBS/(a)/                         7,033     Discounted cash flow  Constant prepayment rate     1.52% - 9.44% (5.48%)
                                                                             Loss severity  49.23% - 81.13% (65.18%)
                                                                     Constant default rate     3.54% - 8.45% (5.99%)
                                                                                     Yield     3.46% - 6.05% (4.76%)

CMBS                                 20     Discounted cash flow                     Yield     1.85% - 3.03% (2.44%)

CDO/ABS/(a)/                      1,353     Discounted cash flow                     Yield     4.19% - 5.97% (5.08%)
--------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives
  within
   Policyholder contract
     deposits:
       GMWB                      $1,496     Discounted cash flow         Equity volatility           13.00% - 50.00%
                                                                           Base lapse rate            0.50% - 20.00%
                                                                        Dynamic lapse rate          30.00% - 170.00%
                                                                 Mortality multiplier/(c)/          42.00% - 161.00%
                                                                          Utilization rate                   100.00%
                                                                    Equity / interest-rate
                                                                               correlation           20.00% - 40.00%

       Index annuities              760     Discounted cash flow                Lapse rate            1.00% - 40.00%
                                                                 Mortality multiplier/(c)/         101.00% - 103.00%

       Indexed life                 374     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                            Mortality rate            0.00% - 40.00%
--------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                   Fair Value at
                                   December 31,
(in millions)                          2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                      ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions              $  966     Discounted cash flow                     Yield     4.31% - 5.11% (4.71%)

Corporate debt                           355     Discounted cash flow                     Yield    4.23% - 11.00% (7.61%)

RMBS/(a)/                              7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08% (5.04%)
                                                                                  Loss severity  49.30% - 79.54% (64.42%)
                                                                          Constant default rate     3.86% - 9.35% (6.60%)
                                                                                          Yield     3.44% - 6.06% (4.75%)

CMBS                                   1,136     Discounted cash flow                     Yield    0.78% - 10.56% (5.67%)

CDO/ABS/(a)/                           1,279     Discounted cash flow                     Yield     3.38% - 4.94% (4.16%)
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
   Policyholder contract
     deposits:

       GMWB                           $1,031     Discounted cash flow         Equity volatility           15.00% - 50.00%
                                                                                Base lapse rate            1.00% - 17.00%
                                                                             Dynamic lapse rate            0.20% - 25.50%
                                                                      Mortality multiplier/(d)/          82.52% - 104.27%
                                                                               Utilization rate            0.00% - 45.00%
                                                                           Equity/interest-rate
                                                                                    correlation           20.00% - 40.00%

       Index annuities                   624     Discounted cash flow                Lapse rate            0.75% - 66.00%
                                                                      Mortality multiplier/(d)/           50.00% - 75.00%

       Indexed life                      325     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                                 Mortality rate            0.00% - 40.00%
-------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for Guaranteed Minimum Withdrawal Benefits (GMWB).
(d)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB, and the 1975-1980 Modified Basic Table for index annuities.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts
(GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, with an emphasis on current expected market-based volatilities. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates, based on current market conditions and expected views of market participants, in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. In 2016, we implemented a 100 percent utilization assumption which reflects an expectation that all policyholders who remain active in the contract (i.e., do not lapse or die) will utilize their GMWB guarantee by commencing systematic withdrawals under the terms of their contract. In 2015, we used as a utilization rate assumption representing the probability of first partial withdrawal, which varied by issue age and duration for different contract types. The impact of changes in utilization assumptions on the fair value of the liability may vary, depending on the expected timing as well as the overall rate of assumed utilization.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                         December 31, 2016           December 31, 2015
                                                                    --------------------------- ---------------------------
                                                                      Fair Value                  Fair Value
                                                                       Using Net                   Using Net
                                                                      Asset Value                 Asset Value
                                                                     Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               --------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                       $  325         $123         $  480         $117

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                    55           20             56           27

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                         31            3             33            8

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                     10           17             44           20

   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                            29           25             23           11
                                                                        ------         ----         ------         ----
Total private equity funds                                                 450          188            636          183
                                                                        ------         ----         ------         ----
Hedge funds:/*/
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                          338            8            367           --

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk           458           --          1,130           25

   Macro                    Investments that take long and short
                            positions in financial instruments
                            based on a top-down view of certain
                            economic and capital market
                            conditions                                      30           --             --           --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                    127            8            392            8

   Emerging markets         Investments in the financial markets
                            of developing countries                         --           --             30           --

   Other                    Includes investments held in funds
                            that are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and
                            private investments                             77           13             97           --
                                                                        ------         ----         ------         ----
Total hedge funds                                                        1,030           29          2,016           33
                                                                        ------         ----         ------         ----
Total                                                                   $1,480         $217         $2,652         $216
                                                                        ======         ====         ======         ====

* Certain hedge funds for the year ended December 31, 2016 were reclassified into different strategies to better align with the investments in those funds.

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2017.

The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                                  2016
------------                                                                                  ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                         81%
   Between four and six years                                                                   6
   Between seven and 10 years                                                                  13
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                                      7%
   Quarterly                                                                                   31
   Semi-annually                                                                               16
   Annually                                                                                    46
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments' fair value subject to contractual partial restrictions   90%
                                                                                              ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                           December 31, 2016                 December 31, 2015
                                   --------------------------------  --------------------------------
                                              Outstanding                       Outstanding
                                               Principal                         Principal
(in millions)                      Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                      ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates      $568       $926       $(358)      $474       $939       $(465)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                             Gain (Loss)
   Years Ended December 31,                               -----------------
   (in millions)                                           2016  2015  2014
   -------------                                          -----  ----  ----
   Assets:
      Other bond securities - certain hybrid securities   $ 232  $(19) $368
      Alternative investments/(a)/                           18    29   100
                                                          -----  ----  ----
   Liabilities:
      Policyholder contract deposits                         (1)   (1)   15
      Notes payable - to affiliates                        (122)    5   (17)
                                                          -----  ----  ----
   Total gain                                             $ 127  $ 14  $466
                                                          =====  ====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to real estate investments acquired in foreclosure. Prior year impairments primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2016   2015  2014
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2016
       Other invested assets     $--     $--    $  5   $  5   $2    $10    $2

    December 31, 2015
       Other invested assets     $--     $--    $308   $308

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

   determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2016
Assets:
   Mortgage and other loans receivable       $ --    $ 59   $16,718 $16,777 $16,458
   Other invested assets                       --      31        --      31      31
   Short-term investments                      --     225        --     225     225
   Cash                                       173      --        --     173     173
Liabilities:
   Policyholder contract deposits/(a)/         --     382    63,895  64,277  61,160
   Note payable - to affiliates, net/(b)/      --      --       691     691     691
   Note payable - to third parties, net        --      --       219     219     220
                                             ----    ----   ------- ------- -------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867 $14,946 $14,598
   Other invested assets                       --       8        --       8       8
   Short-term investments                      --     225        --     225     225
   Cash                                       317      --        --     317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644  61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243     243     243
   Note payable - to third parties, net        --      --       405     405     406
                                             ----    ----   ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available-for-sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held-to-maturity classification at December 31, 2016 or 2015.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available-for-sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available-for-sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   291    $   45    $    (1)   $    335     $ --
   Obligations of states, municipalities and political subdivisions      3,275       245        (51)      3,469       --
   Non-U.S. governments                                                  2,626       107       (114)      2,619       --
   Corporate debt                                                       64,649     4,294       (978)     67,965        1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,310     1,093       (189)     14,214      540
       CMBS                                                              4,886       239        (44)      5,081       87
       CDO/ABS                                                           7,147       127        (90)      7,184       10
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               25,343     1,459       (323)     26,479      637
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,184     6,150     (1,467)    100,867      638
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              1         2         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                              1        --         --           1       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  10         5         --          15       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,203    $6,158    $(1,472)   $100,889     $638
                                                                       =======    ======    =======    ========     ====
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376     $ --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313        2
   Non-U.S. governments                                                  2,717       104       (184)      2,637       --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969      (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672      515
       CMBS                                                              4,581       350        (33)      4,898      185
       CDO/ABS                                                           6,150       145        (74)      6,221        8
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791      708
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086      690
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              2         1         --           3       --
   Preferred stock                                                          13         2         --          15       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  15         3         --          18       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111     $690
                                                                       =======    ======    =======    ========     ====

(a)Represents the amount of other-than-temporary impairments recognized in Accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2016 and 2015, bonds available for sale held by us that were below investment grade or not rated totaled $14.5 billion and $14.8 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                                      Less than 12 Months 12 Months or More       Total
                                                                      ------------------  ----------------- ------------------
                                                                                 Gross             Gross              Gross
                                                                       Fair    Unrealized Fair   Unrealized  Fair   Unrealized
(in millions)                                                          Value     Losses   Value    Losses    Value    Losses
-------------                                                         -------  ---------- ------ ---------- ------- ----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                  $    10    $    1   $   --   $   --   $    10   $    1
   Obligations of states, municipalities and political subdivisions       914        45       26        6       940       51
   Non-U.S. governments                                                 1,114        55      256       59     1,370      114
   Corporate debt                                                      13,995       593    3,285      385    17,280      978
   RMBS                                                                 2,575        85    1,712      104     4,287      189
   CMBS                                                                   964        35      135        9     1,099       44
   CDO/ABS                                                              2,044        44      733       46     2,777       90
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         21,616       858    6,147      609    27,763    1,467
                                                                      -------    ------   ------   ------   -------   ------
Equity securities available for sale:
   Common stock                                                             1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Total equity securities available for sale                                  1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $21,617    $  858   $6,150   $  614   $27,767   $1,472
                                                                      =======    ======   ======   ======   =======   ======
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                  $    76    $    5   $   --   $   --   $    76   $    5
   Obligations of states, municipalities and political subdivisions       934        46       27        3       961       49
   Non-U.S. governments                                                 1,241        87      325       97     1,566      184
   Corporate debt                                                      20,782     1,493    3,027      885    23,809    2,378
   RMBS                                                                 2,410        52    2,131      141     4,541      193
   CMBS                                                                 1,126        31       28        2     1,154       33
   CDO/ABS                                                              2,282        30      692       44     2,974       74
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         28,851     1,744    6,230    1,172    35,081    2,916
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $28,851    $1,744   $6,233   $1,177   $35,084   $2,921
                                                                      =======    ======   ======   ======   =======   ======

At December 31, 2016, we held 2,967 and 8 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 673 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2016 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2016
Due in one year or less                              $ 1,204         $  1,229        $    61           $    58
Due after one year through five years                 17,144           18,137          1,411             1,353
Due after five years through ten years                16,308           16,674          5,481             5,237
Due after ten years                                   36,185           38,348         13,791            12,952
Mortgage-backed, asset-backed and collateralized      25,343           26,479          8,486             8,163
                                                     -------         --------        -------           -------
Total                                                $96,184         $100,867        $29,230           $27,763
                                                     =======         ========        =======           =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2016              2015              2014
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $321     $433     $205     $206     $259     $49
Equity securities               2       --        2        1        5      --
                             ----     ----     ----     ----     ----     ---
Total                        $323     $433     $207     $207     $264     $49
                             ====     ====     ====     ====     ====     ===

In 2016, 2015, and 2014, the aggregate fair value of available-for-sale securities sold was $9.4 billion, $16.7 billion and $6.1 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2016           December 31, 2015
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                     41           1              39           1
Corporate debt                                        1,421          47           1,375          39
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 357          12             861          24
   CMBS                                                 181           6             193           6
   CDO/ABS                                            1,047          34           1,077          30
                                                     ------         ---          ------         ---
Total other bond securities                          $3,047         100%         $3,545         100%
                                                     ======         ===          ======         ===
Other equity securities                              $    4          --              --          --
                                                     ------         ---          ------         ---

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2016   2015
           -------------                               ------ ------
           Alternative investments/(a) (b)/            $3,021 $5,410
           Investment real estate/(c)/                    414    246
           Federal Home Loan Bank (FHLB) common stock      31      8
           All other investments                           32     23
                                                       ------ ------
           Total                                       $3,498 $5,687
                                                       ====== ======

(a)At December 31, 2016, includes hedge funds of $ 1,517 million, private equity funds of $ 1,253 million, and affordable housing partnerships of $ 251 million. At December 31, 2015, includes hedge funds of $
   3,541 million, private equity funds of $ 1,645 million, and affordable housing partnerships of $ 224 million.
(b)Approximately 64 percent and 11 percent of our hedge fund portfolio is available for redemption in 2017 and 2018, respectively, an additional 7 percent will be available between 2019 and 2024.
(c)Net of accumulated depreciation of $169 million and $158 million in 2016 and 2015, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $8 million and $15 million at December 31, 2016 and 2015, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2016     2015      2014
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 2,533  $  7,323  $ 11,281
                 Total expenses       (1,575)   (1,427)   (1,831)
                                     -------  --------  --------
              Net income             $   958  $  5,896  $  9,450
                                     =======  ========  ========
                                                 December 31,
                                              ------------------
              (in millions)                     2016      2015
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 68,435  $ 76,483
                 Total liabilities             (13,254)  (15,685)
                                              ========  ========

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2016 and 2015:

                                             2016                      2015
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $2,341      Various       $4,052      Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ---------------------
(in millions)                                                 2016     2015    2014
-------------                                                ------   ------  ------
Fixed maturity securities, including short-term investments  $5,551   $5,154  $5,686
Equity securities                                                 2        2     (51)
Interest on mortgage and other loans                            746      706     645
Investment real estate                                            1       57      61
Alternative investments/*/                                      213      426     761
Other investments                                                 8       (1)     70
                                                             ------   ------  ------
Total investment income                                       6,521    6,344   7,172
Investment expenses                                             203      226     247
                                                             ------   ------  ------
Net investment income                                        $6,318   $6,118  $6,925
                                                             ======   ======  ======

* Beginning in the first quarter of 2016, the presentation of income on alternative investments has been refined to include only income from hedge funds, private equity funds and affordable housing partnerships. Prior period disclosures have been reclassified to conform to this presentation. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available-for-sale fixed maturity securities, available-for-sale equity securities, real estate and other alternative investments.

.. Reductions to the amortized cost basis of available-for-sale fixed maturity securities, available-for-sale equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ------------------------
           (in millions)                         2016      2015   2014
           -------------                       -------    -----  -----
           Sales of fixed maturity securities  $  (112)   $  (1) $ 210
           Sales of equity securities                2        1      5
           Mortgage and other loans                (21)     (50)   (46)
           Investment real estate                   51       (2)   116
           Alternative investments                 144       90     51
           Derivatives                            (894)     170   (430)
           Other                                   (40)     (37)   139
           Other-than-temporary impairments       (260)    (249)  (119)
                                               -------    -----  -----
           Net realized capital losses         $(1,130)   $ (78) $ (74)
                                               =======    =====  =====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available-for-sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available-for-sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ------------------------
(in millions)                                                                        2016     2015    2014
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,092   $1,324  $1,585
   Increases due to:
       Credit impairments on new securities subject to impairment losses               120       71      22
       Additional credit impairments on previously impaired securities                  83       32      40
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (36)    (114)   (153)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                                --        1      --
       Accretion on securities previously impaired due to credit/*/                   (242)    (221)   (170)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,017   $1,093  $1,324
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available-for-sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over twelve months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $14,346
     Cash flows expected to be collected/*/                       11,779
     Recorded investment in acquired securities                    7,924

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Outstanding principal balance  $6,936 $7,175
                  Amortized cost                  4,952  5,208
                  Fair value                      5,306  5,508

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
(in millions)                                                          2016         2015
-------------                                                       ----------   ----------
Balance, beginning of year                                          $    2,787   $    2,661
   Newly purchased PCI securities                                          288          404
   Disposals                                                               (41)         (13)
   Accretion                                                              (348)        (348)
   Effect of changes in interest rate indices                                6         (102)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                340          185
                                                                    ----------   ----------
Balance, end of year                                                $    3,032   $    2,787
                                                                    ==========   ==========

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Securities available for sale  $2,083 $  978
                  Other securities                1,462  1,414

At December 31, 2016 and 2015, amounts borrowed under repurchases and securities lending agreements totaled $3.6 billion and $2.4 billion respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

                                      Remaining Contractual Maturity of the Agreements
                                      ------------------------------------------------
                                      Overnight                         Greater
December 31, 2016                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Repurchase agreements:
   Bonds available for sale:
   Other bond securities:
       Non U.S. government               $--          $ --     $   --    $ 41   $   41
       Corporate debt                     --            95        657     669    1,421
                                         ---          ----     ------    ----   ------
Total repurchase agreements               --            95        657     710    1,462
                                         ---          ----     ------    ----   ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --            --         34      --       34
       Corporate debt                     --           725      1,268      --    1,993
       CMBS                               --            --         56      --       56
                                         ---          ----     ------    ----   ------
Total securities lending agreements       --           725      1,358      --    2,083
                                         ---          ----     ------    ----   ------
Total secured financing transactions     $--          $820     $2,015    $710   $3,545
                                         ===          ====     ======    ====   ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $143 million and $56 million at December 31, 2016 and 2015, respectively.

Other Pledges

We are a member of the FHLB of Dallas and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $31 million and $8 million of common stock in the FHLB at December 31, 2016 and 2015, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities available for sale and residential loans with a fair value of $1.4 billion and $17 million, respectively, at December 31, 2016, and securities available for sale with a fair value of $739 million at December 31, 2015, to provide adequate collateral for potential advances from the FHLB.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                         ----------------
     (in millions)                                         2016     2015
     -------------                                       -------  -------
     Commercial mortgages/*/                             $12,812  $11,306
     Residential mortgages                                 1,520    1,003
     Life insurance policy loans                           1,382    1,451
     Commercial loans, other loans and notes receivable      906      975
                                                         -------  -------
     Total mortgage and other loans receivable            16,620   14,735
     Allowance for losses                                   (162)    (137)
                                                         -------  -------
     Mortgage and other loans receivable, net            $16,458  $14,598
                                                         =======  =======

* Commercial mortgages primarily represent loans for office, apartments and retail properties, with exposures in New York and Foreign representing the largest geographic concentrations (24 percent and 14 percent, respectively, at December 31, 2016 and 21 percent and 13 percent, respectively, at December 31, 2015).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2016
Credit Quality Indicator:
   In good standing                        497     $2,662   $4,062  $2,497   $1,017   $1,472 $1,015  $12,725      99%
   Restructured/(a)/                         3         --       69      18       --       --     --       87       1
   >90 days delinquent or in
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 500     $2,662   $4,131  $2,515   $1,017   $1,472 $1,015  $12,812     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   16   $   38  $   18   $    4   $    9 $   11  $    96       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326 $  816  $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --     --       93       1
   90 days or less delinquent                1         --       --      --       --       --      6        6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --     --       90       1
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326 $  822  $11,306     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11 $    6  $    79       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)100 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

We hold mortgages with a carrying value of $26 million and $87 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2016 and 2015, respectively.

Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                  2016                   2015                   2014
                                         ---------------------- ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $79      $58  $137     $73      $21  $ 94     $106    $ 33  $139
   Additions (reductions) to allowance       13        8    21      14       37    51      (17)     11    (6)
   Charge-offs, net of recoveries             4       --     4      (8)      --    (8)     (16)    (23)  (39)
                                            ---      ---  ----     ---      ---  ----     ----    ----  ----
Allowance, end of year                      $96      $66  $162     $79      $58  $137     $ 73    $ 21  $ 94
                                            ===      ===  ====     ===      ===  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2016     2015    2014
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $   26   $  100  $  104
      Impaired loans without valuation allowances      88      110      --
                                                   ------   ------  ------
         Total impaired loans                         114      210     104
      Valuation allowances on impaired loans           (3)      (4)    (26)
                                                   ------   ------  ------
         Impaired loans, net                       $  111   $  206  $   78
                                                   ======   ======  ======
      Interest income on impaired loans            $    7   $   11  $    5
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

Loans that had been modified in troubled debt restructurings during the twelve-month period ended December 31, 2016 have been fully paid off. For the twelve-month period ended December 31, 2015, loans with a carrying value of $30 million were modified in troubled debt restructurings.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2016     2015    2014
                   -------------     ------   ------  ------
                   Direct premiums   $2,679   $3,535  $2,561
                   Assumed premiums      22       20      22
                   Ceded premiums      (979)    (927)   (917)
                                     ------   ------  ------
                   Net               $1,722   $2,628  $1,666
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $655 million, $847 million and $641 million during 2016, 2015 and 2014, respectively.

We manage the capital impact of our statutory reserve requirements, including those resulting from the National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through unaffiliated and affiliated reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force term and universal life business were ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. Effective July 1, 2016, we entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, we recaptured in-force term and universal life reserves subject to Regulation XXX and Guideline AXXX from AGC Life, and ceded approximately $14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under GAAP, these reinsurance transactions use deposit accounting with a reinsurance risk charge recorded in income.

In 2016, 2015 and 2014, our results of operations included pre-tax expense of approximately $92 million, $89 million and $81 million, respectively, for risk charges related to reinsurance of reserves subject to Regulation XXX and Guideline AXXX.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion at both December 31, 2016 and 2015, of which approximately $862 million and $871 million at December 31, 2016 and 2015, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available-for-sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                       December 31, 2016                December 31, 2015
                               --------------------------------  -------------------------------
                               Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                    Assets        Liabilities         Assets        Liabilities
                               ---------------  ---------------  ---------------  --------------
                               Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                   Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                  -------- ------  -------- ------  -------- ------  --------  -----
Derivatives designated as
  hedging instruments:/(a)/
   Interest rate contracts     $   248  $  198  $   546  $   10  $   279  $  194  $   209   $  --
   Foreign exchange contracts    1,200     171      323      19      781      93       45       7
Derivatives not designated as
  hedging instruments:/(a)/
   Interest rate contracts      32,268     319   25,059   1,537   22,489     714   21,762     267
   Foreign exchange contracts    3,111     430    1,202     314    2,263     325    2,125     390
   Equity contracts             11,348     263    7,958      12    4,835     127    4,446      --
   Other contracts/(b)/         27,535      14    5,639       5   33,113      13       63       8
                               -------  ------  -------  ------  -------  ------  -------   -----
Total derivatives, gross       $75,710   1,395  $40,727   1,897  $63,760   1,466  $28,650     672
                               -------  ------  -------  ------  -------  ------  -------   -----
Counterparty netting/(c)/                 (762)            (762)            (273)            (273)
Cash collateral/(d)/                       (46)            (852)            (298)             (36)
                                        ------           ------           ------            -----
Total derivatives included in
  Other Assets and Other
  Liabilities,
  respectively /(e)/                    $  587           $  283           $  895            $ 363
                                        ======           ======           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2016 and December 31, 2015. Fair value of liabilities related to bifurcated embedded derivatives was $2.7 billion and $2.0 billion, respectively, at December 31, 2016 and December 31, 2015.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        ---------------------
(in millions)                                                             2016      2015   2014
-------------                                                           -------    -----  -----
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $    (8)   $   7  $  (7)
   Foreign exchange contracts                                               (22)      17     (4)
                                                                        -------    -----  -----
Total                                                                   $   (30)   $  24  $ (11)
                                                                        =======    =====  =====
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $  (144)   $ 261  $ 511
   Foreign exchange contracts                                                85       64    (33)
   Equity contracts                                                        (749)    (116)  (238)
   Other contracts                                                           71       67     57
   Embedded derivatives                                                     (60)     (62)  (645)
                                                                        -------    -----  -----
Total                                                                   $  (797)   $ 214  $(348)
                                                                        =======    =====  =====
By classification:
   Policy fees                                                          $    70    $  68  $  62
   Net realized capital gains (losses)                                     (894)     170   (430)
   Policyholder benefits                                                      2        6     17
   Interest credited to policyholder account balances                        (5)      (6)    (8)
                                                                        -------    -----  -----
Total                                                                   $  (827)   $ 238  $(359)
                                                                        =======    =====  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses, loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. Loss recognition occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $6,106   $5,339  $5,312
   Acquisition costs deferred                                                   805      983     875
   Accretion of interest/amortization                                          (796)    (778)   (695)
   Effect of unlocking assumptions used in estimating future gross profits      277       36      96
   Effect of realized gains/loss on securities                                  285        1     (45)
   Effect of unrealized gains/loss on securities                               (155)     525    (204)
                                                                             ------   ------  ------
Balance, end of year                                                         $6,522   $6,106  $5,339
                                                                             ======   ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  295   $  322  $  348
   Accretion of interest/amortization                                           (28)     (24)    (24)
   Effect of unlocking assumptions used in estimating future gross profits       --      (22)     13
   Effect of realized gains/loss on securities                                    1       --      (3)
   Effect of unrealized gains/loss on securities                                 (3)      19     (12)
                                                                             ------   ------  ------
Balance, end of year                                                         $  265   $  295  $  322
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $24 million, $21 million, $20 million, $19 million and $18 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  579   $  442  $  502
   Acquisition costs deferred                                                    55       73      33
   Accretion of interest/amortization                                          (123)    (132)   (114)
   Effect of unlocking assumptions used in estimating future gross profits       48       53      60
   Effect of realized gains/loss on securities                                   33        4     (12)
   Effect of unrealized gains/loss on securities                                 (7)     139     (27)
                                                                             ------   ------  ------
Balance, end of year                                                         $  585   $  579  $  442
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                         Real Estate and
                                           Investment    Securitization Affordable Housing
(in millions)                               Entities        Vehicles       Partnerships    Total
-------------                            --------------- -------------- ------------------ ------
December 31, 2016
Assets:
   Bonds available for sale                    $--           $6,319            $--         $6,319
   Other bond securities                        --              766             --            766
   Mortgage and other loans receivable          --            1,128             --          1,128
   Other invested assets                        17               --             26             43
   Other/(a)/                                   16              550             --            566
                                               ---           ------            ---         ------
Total assets/(b)/                              $33           $8,763            $26         $8,822
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $1,259            $--         $1,259
   Notes payable - to third parties             --              139             --            139
   Other/(c)/                                   24               14              3             41
                                               ---           ------            ---         ------
Total liabilities                              $24           $1,412            $ 3         $1,439
                                               ===           ======            ===         ======
December 31, 2015
Assets:
   Bonds available for sale                    $--           $6,124            $--         $6,124
   Other bond securities                        --              747             --            747
   Mortgage and other loans receivable          --            1,435             --          1,435
   Other/(a)/                                   --              429              6            435
                                               ---           ------            ---         ------
Total assets/(b)/                              $--           $8,735            $ 6         $8,741
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $  617            $--         $  617
   Notes payable - to third parties             --              311             --            311
   Other/(c)/                                   --               20              3             23
                                               ---           ------            ---         ------
Total liabilities                              $--           $  948            $ 3         $  951
                                               ===           ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2016 and 2015.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2016 and 2015.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2016
   Real estate and investment entities/(c)/   $168,097    $2,532      $440     $2,972
   Affordable housing partnerships               4,101       554        --        554
                                              --------    ------      ----     ------
Total/(b)/                                    $172,198    $3,086      $440     $3,526
                                              ========    ======      ====     ======
December 31, 2015
   Real estate and investment entities/(c)/   $  4,828    $  562      $ 65     $  627
   Affordable housing partnerships               4,279       547        --        547
                                              --------    ------      ----     ------
Total                                         $  9,107    $1,109      $ 65     $1,174
                                              ========    ======      ====     ======

(a)At December 31, 2016 and 2015, $2.8 billion and $785 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(b)As discussed in Note 2, on January 1, 2016 we adopted accounting guidance that resulted in an increase in the number of our investment entities classified as VIEs.
(c)Comprised primarily of hedge funds and private equity funds

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued by certain third party-managed hedge and private equity funds, and certain real estate entities that are VIEs managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily investment-grade debt securities and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third parties or affiliates by these entities are reported as notes payable. See Note 18 for additional information on capital commitments made to these entities by other affiliates.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in the operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entity's economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 0.1 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2016, we recorded loss recognition expense of $424 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. In 2015 and 2014, we recorded loss recognition expense of $28 million and $87 million, respectively, to increase reserves for certain long-term care business. Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million in 2014.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2016, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2016 and 2.7 percent of gross premiums in 2016. Policyholder dividends were $19 million in 2016, $22 million in 2015, and $28 million in 2014 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB) and guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2016    2015
                      -------------       ------- -------
                      Equity funds        $17,140 $15,038
                      Bond funds            4,189   4,069
                      Balanced funds       19,194  19,175
                      Money market funds      365     324
                                          ------- -------
                      Total               $40,888 $38,606
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2016          December 31, 2015
                                          ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                               $   31,829      $14,871        $29,404     $15,045
Net amount at risk                                 934          594          1,213         939
Average attained age of contract holders            66           68             67          69
Range of guaranteed minimum return rates     0% - 4.5%                       0%-4%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                             Years Ended December 31,
                                             ----------------------
            (in millions)                      2016     2015    2014
            -------------                    ------   ------  ------
            Balance, beginning of year       $  459   $  363  $  361
               Reserve (decrease) increase      (33)     150      65
               Benefits paid                    (55)     (54)    (63)
                                             ------   ------  ------
            Balance, end of year             $  371   $  459  $  363
                                             ======   ======  ======

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The liabilities for GMWB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $1.5 billion and $1.0 billion at December 31, 2016 and 2015, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB that totaled $34.5 billion and $32.8 billion at December 31, 2016 and 2015, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $668 million and $520 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

at December 31, 2016 and 2015, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2016, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  -----------------------
(in millions)                                          Interest Rate(s) Date(s)      2016        2015
-------------                                          ---------------- ---------  --------    --------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                     4.00%-6.31%   2036-2041 $    691    $    143
   Notes payable of consolidated VIEs, at fair value     1.99%-11.93%   2060-2061      568         474
   Intercompany loan facility                                                           --         100
                                                                                   --------    --------
Total notes payable - to affiliates                                                  1,259         717
                                                                                   --------    --------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     3.21%-5.60%   2018-2060      140         311
   Debt of consolidated investments                       6.25%-7.68%   2025-2038       80          95
                                                                                   --------    --------
Total notes payable - to third parties                                                 220         406
                                                                                   --------    --------
Total notes payable                                                               $  1,479    $  1,123
                                                                                   ========    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2016                                             -----------------------------------
(in millions)                                          Total  2017 2018 2019 2020 2021 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                  $  691 $--  $--  $--  $--  $--    $  691
   Notes payable of consolidated VIEs, at fair value      568  --   --   --   --   --       568
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates                    $1,259 $--  $--  $--  $--  $--    $1,259
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     140  --    2   --   --   11       127
   Debt of consolidated investments                        80  --   --   --   --   --        80
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties                    220  --    2   --   --   11       207
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,479 $--  $ 2  $--  $--  $11    $1,466
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

We had no borrowings outstanding under this facility at December 31, 2016 and $100 million outstanding at December 31, 2015.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the future minimum lease payments under operating leases at December 31, 2016:

                        (in millions)
                        -------------
                        2017                        $ 22
                        2018                          20
                        2019                          18
                        2020                          17
                        2021                          16
                        Remaining years after 2021    41
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $22 million, $30 million and $29 million in 2016, 2015 and 2014, respectively.

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $691 million at December 31, 2016.

Mortgage Loan Commitments

We had $1.2 billion and $351 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2016.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $10 million and $11 million at December 31, 2016 and 2015, respectively, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                      December 31,
                                                                                     --------------
(in millions)                                                                         2016    2015
-------------                                                                        ------  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $4,685  $2,968
Net unrealized gains on other invested assets                                           309     549
Adjustments to DAC, VOBA and deferred sales inducements                                (665)   (500)
Shadow loss recognition                                                                (583)    (18)
Foreign currency translation adjustments                                                 (3)     (3)
Deferred income tax                                                                    (448)   (663)
                                                                                     ------  ------
Accumulated other comprehensive income                                               $3,295  $2,333
                                                                                     ======  ======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2014
Unrealized change arising during period          $ 130         $ 4,261        $(183)      $(963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)      $(556)      $ (5)    $ 3,235
                                                 =====         =======        =====       =====       ====     =======
December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688       $ 854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442       $ 551       $ (2)    $(3,602)
                                                 =====         =======        =====       =====       ====     =======
Year ended December 31, 2016
Unrealized change arising during period          $ (27)        $ 1,394        $ 153       $(565)      $ --     $   955
Less: Reclassification adjustments included
  in net income                                     26            (136)         318          --         --         208
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              (53)          1,530         (165)       (565)        --         747
Less: Income tax expense (benefit)                 (19)             73          (65)       (204)        --        (215)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ (34)        $ 1,457        $(100)      $(361)      $ --     $   962
                                                 =====         =======        =====       =====       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                              Amount Reclassified from
                                               Accumulated Other
                                              Comprehensive Income
                                              -----------------------
                                                  December 31,
                                              -----------------------  Affected Line Item in the
(in millions)                                  2016     2015    2014   Statements of Income
--------------------------------------------   -----   -----   -----   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized          $  26    $  38   $  52   Net realized capital gains (losses)
Unrealized (depreciation) of all other
  investments                                  (136)     (39)    163   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                   318        5      60   Amortization of deferred policy acquisition costs
Shadow loss recognition                          --       --    (101)  Policyholder benefits
Foreign currency translation adjustments         --       14      (9)
                                               -----   -----   -----
   Total reclassifications for the period     $ 208    $  18   $ 165
                                               =====   =====   =====

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2016   2015   2014
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,591 $1,413 $1,862

 At December 31,
 Statutory capital and surplus                             $9,001 $8,894
 Aggregate minimum required statutory capital and surplus   1,976  2,134

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2016 and 2015, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2016 and 2015, we applied a permitted statutory accounting practice, initially adopted in 2015, to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The permitted practice resulted in an increase in our statutory surplus of $645 million at December 31, 2016 and a reduction of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2017 without prior approval of the TDI is $957 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

                 Years Ended December 31,
                 (in millions)              2016    2015  2014
                 -------------             ------  -----  ----
                 Current                   $1,248  $ 549  $401
                 Deferred                    (951)  (111)  533
                                           ------  -----  ----
                 Total income tax expense  $  297  $ 438  $934
                                           ======  =====  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2016, 2015 and 2014. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2016  2015   2014
-------------                                                      ----  ----  ------
U.S federal income tax expense at statutory rate                   $423  $593  $1,034
Adjustments:
   Reclassifications from accumulated other comprehensive income    (89)  (94)     19
   Dividends received deduction                                     (30)  (30)    (25)
   State income tax                                                   8    (5)     (1)
   Valuation allowance                                               --    --     (93)
   Other credits, taxes and settlements                             (15)  (26)     --
                                                                   ----  ----  ------
Total income tax expense                                           $297  $438  $  934
                                                                   ====  ====  ======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2016     2015
-------------                                                              -------  -------
Deferred tax assets:
   Basis differences on investments                                        $ 3,194  $ 2,516
   Policy reserves                                                           2,034    1,765
   Losses and tax credit carryforwards                                         248      259
   State deferred tax benefits                                                  25       --
   Other                                                                        66       --
                                                                           -------  -------
Total deferred tax assets                                                    5,567    4,540
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,195)  (2,021)
   Net unrealized gains on debt and equity securities available for sale    (1,332)  (1,057)
   Capitalized EDP                                                             (64)     (52)
   State deferred tax liabilities                                               --      (18)
   Other                                                                        --      (27)
                                                                           -------  -------
Total deferred tax liabilities                                              (3,591)  (3,175)
                                                                           -------  -------
Net deferred tax asset before valuation allowance                            1,976    1,365
Valuation allowance                                                           (366)    (920)
                                                                           -------  -------
Net deferred tax asset                                                     $ 1,610  $   445
                                                                           =======  =======

The following table presents our tax losses and credit carryforwards on a tax return basis.

   December 31, 2016                                     Tax     Expiration
   (in millions)                                 Gross Effected   Periods
   -----------------                             ----- -------- ------------
   Net operating loss carryforwards               $64    $ 22   2028 to 2035
   Foreign tax credit carryforwards                --      49   2017 to 2024
   Alternative minimum tax credit carryforwards    --      69             --
   Business credit carryforwards                   --     108   2025 to 2035
                                                         ----
   Total carryforwards                                   $248
                                                         ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2016, recent changes in market conditions, including interest rate fluctuations, impacted the unrealized tax losses in our available-for-sale portfolio, resulting in a decrease to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2016, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

During 2016, we released $554 million of the valuation allowance to other comprehensive income. In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           ------------------------
       (in millions)                                         2016         2015
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  33        $  27
          Increases in tax position for prior years           --            6
          Decreases in tax position for prior years          (11)          --
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  22        $  33
                                                           =====        =====

At December 31, 2016 and 2015, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $22 million and $33 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2016 and 2015, we had accrued liabilities of $4 million and $7 million, respectively, for the payment of interest (net of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the federal benefit) and penalties. In 2016, 2015 and 2014, we recognized income of $3 million, expense of $1 million and income of $10 million, respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2016, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2016 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution
(SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG is subject to regulation by the Federal Reserve as a savings and loan holding company.

On January 26, 2016, AIG announced several actions designed to create a leaner, more profitable and focused insurer. In the fourth quarter of 2016, AIG finalized its plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. Additionally, AIG also introduced a Legacy Portfolio, which aims to maximize shareholder value, release capital related to certain run-off non-strategic assets and run-off insurance lines, and highlight progress on improving the return on equity of AIG's Core portfolio. AIG's Core Portfolio includes its Commercial Insurance and Consumer Insurance business, as well as Other Operations. Accordingly, AIG modified the presentation of its segment results in its 2016 Annual report on Form 10-K to reflect its new operating structure.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $390 million, $315 million and $305 million for such services in 2016, 2015 and 2014, respectively. Accounts payable for such services were $1.1 billion and $692 million at December 31, 2016 and 2015, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $685 million, $812 million and $813 million for such services and rent in 2016, 2015 and 2014, respectively. Accounts receivable for rent and services were $769 million and $457 million at December 31, 2016 and 2015, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $33 million, $50 million and $55 million in 2016, 2015 and 2014, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2016 and 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million and $507 million, respectively, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 24, 2017, the date the financial statements were issued.

During the first quarter of 2017, we purchased commercial mortgage loans at outstanding principal balance and private placement assets at fair market value from certain affiliated AIG domestic property casualty companies for $843 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

and $425 million, respectively. We will true up the purchase price of the commercial mortgage loans to fair value based on underlying property appraisals and valuations when that information is available.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.



(b) Exhibits


(1)    Resolutions Establishing Separate Account....................................................... 4
(2)    Custody Agreements.............................................................................. Not Applicable
(3)    (a)  Distribution Contract...................................................................... 5
       (b)  Selling Agreement.......................................................................... 19
(4)    Variable Annuity Contract
       (a)  Annuity Contract........................................................................... 11
       (b)  Return of Purchase Payment Death Benefit Endorsement....................................... 11
       (c)  Purchase Payment Accumulation Death Benefit Endorsement.................................... 11
       (d)  Maximum Anniversary Value Death Benefit Endorsement........................................ 11
       (e)  Rights of Accumulation Endorsement......................................................... 11
       (f)  Letter of Intent Endorsement............................................................... 11
       (g)  Guaranteed Minimum Withdrawal Benefit Endorsement.......................................... 11
       (h)  Optional Enhanced Death Benefit Endorsement................................................ 7
       (i)  Guaranteed Minimum Withdrawal Benefit Endorsement.......................................... 12
       (j)  Optional Minimum Withdrawal Benefit Endorsement............................................ 13
       (k)  Optional Guaranteed Living Benefit Endorsement............................................. 14
       (l)  Optional Guaranteed Living Benefit Endorsement............................................. 15
       (m)  Optional Guaranteed Living Benefit Endorsement............................................. 15
       (n)  Maximum Anniversary Value Optional Death Benefit........................................... 15
       (o)  Charges and Deductions Endorsement......................................................... 6
       (p)  AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement..................... 21
       (q)  AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Extension Endorsement...................................................................... 22
       (r)  AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Extension Endorsement (Life)............................................................... 22
       (s)  Merger Endorsement......................................................................... 19
       (t)  AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)................................... 26
(5)    (a)  Application for Contract................................................................... 2
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 10
(7)    Reinsurance Contract............................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement........................................... 18
       (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 18
       (c)  American Funds Form of Fund Participation Agreement........................................ 9
       (d)  Lord Abbett Form of Fund Participation Agreement........................................... 9
       (e)  Van Kampen Form of Fund Participation Agreement............................................ 8
       (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 14
       (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement.................................................................................. 16
       (h)  Seasons Series Trust Fund Participation Agreement.......................................... 18
       (i)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 19
(9)    Opinion of Counsel and Consent of Depositor..................................................... 20



(10)     Consents................................................................................. Filed Herewith
(11)     Financial Statements Omitted from Item 23................................................ Not Applicable
(12)     Initial Capitalization Agreement......................................................... Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors.............. 24
         (b)  Notice of Termination of Support Agreement.......................................... 17
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company............... 23
         (d)  Specimen Agreement and Plan of Merger............................................... 19
         (e)  CMA Termination Agreement........................................................... 25

--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Initial Registration Statement, File Nos.
  333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

5 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

6 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession
  No. 0000950148-99-002190.

7 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

10 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

11 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
  No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

12 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 2, File Nos. 333-137867 and 811-03859, filed on February 14, 2007,
  Accession No. 0000950148-07-000041.

13 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-137882 and 811-09003, filed on February 4, 2008,
  Accession No. 0000950137-08-001540.

14 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
  Accession No. 0000950134-08-007757.

15 Incorporated by reference to Post-Effective Amendment No. 14 and Amendment
  No. 15, File Nos. 333-137882 and 811-09003, filed on April 27, 2009,
  Accession No. 0000950148-09-000058.

16 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

17 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

18 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

19 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

20 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185795 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014455.

21 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.

22 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185791 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002967.

23 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.


24 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.


25 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185795 and 811-09003, filed on April 28, 2015,
  Accession No. 0001193125-15-153193.


26 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016,
  Accession No. 0001193125-16-568551.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and President, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(3)                                 Senior Vice President and Controller
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Products
Sarah J. VanBeck                                   Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(3)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Marla S. Campagna(5)                               Vice President
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(5)                                  Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Richard I. Fisher (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(2)                                 Assistant Tax Officer




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017


(6)   80 Pine Street, New York, NY 10005


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2017, the number of Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 10,747 of which 4,434 were qualified contracts and 6,313 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------

      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2017.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 24, 2017
------------------------------                      Officer, and President
KEVIN T. HOGAN

                                        Director, Senior Vice President and Chief Risk
------------------------------                              Officer
KATERINE A. ANDERSON

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 24, 2017
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 24, 2017
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                           Director and President, Individual Retirement       April 24, 2017
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 24, 2017
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                    Director, Senior Vice President and Chief Actuary     April 24, 2017
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 24, 2017
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 24, 2017
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                      Director, President, Life, Disability and Health      April 24, 2017
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                             Senior Vice President and Controller            April 24, 2017
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 24, 2017
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent